As filed electronically with the Securities and Exchange Commission on February 16, 2000
                                               Securities Act File No. 33-64915
                                       Investment Company Act File No. 811-7447
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 ______________

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 13
                                                    ----

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 16
                                            ----

                           HARRIS INSIGHT FUNDS TRUST
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

    Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961
    -------------------------------------------------------------------------
           (Address of Principal Executive Offices including Zip Code)

        Registrant's Telephone Number, including Area Code: 610.260.6533
                                -----------------

Name and Address of Agent for Service:                  Copies to:

Gary M. Gardner, Esq.          Cameron S. Avery, Esq.     and      G. Nicholas Bullat, Esq.
Harris Insight Funds Trust     Bell, Boyd & Lloyd                  Harris Trust & Savings Bank
PFPC Inc.                      Three First National Plaza          111 West Monroe Street
400 Bellevue Parkway           70 West Madison Street              21st Floor East
Wilmington, DE 19809           Chicago, IL  60602-4207             Chicago, IL 60603

                                -----------------
                  It is proposed that this filing will become effective:
                         immediately upon filing pursuant to paragraph (b)
                  -----
                         60 days after filing pursuant to paragraph (a)(1)
                  -----
                         75 days after filing pursuant to paragraph (a)(2)
                  -----
                         on __________ pursuant to paragraph (b)
                  -----
                         on __________ pursuant to paragraph (a)(1)
                  -----
                    X    on May 1, 2000 pursuant to paragraph (a)(2) of rule 485
                  -----

                  If appropriate, check the following box:
                  ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     HARRIS
                                INSIGHT(R) FUNDS

                                    A SHARES




                             MAY 1, 2000 PROSPECTUS

                           HARRIS INSIGHT EQUITY FUNDS
                                  Balanced Fund
                               Equity Income Fund
                                   Equity Fund
                                   Growth Fund
                              Small-Cap Value Fund
                           Small-Cap Opportunity Fund
                               International Fund
                              Emerging Markets Fund

                        HARRIS INSIGHT FIXED INCOME FUNDS
                           Convertible Securities Fund
                              Tax-Exempt Bond Fund
                                    Bond Fund
                        Intermediate Tax-Exempt Bond Fund
                          Short/Intermediate Bond Fund
                        Intermediate Government Bond Fund




    AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS
     PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

            INTRODUCTION TO EQUITY FUNDS                    PAGE 2
             HARRIS INSIGHT EQUITY FUNDS
                           Balanced Fund                         4
                      Equity Income Fund                         6
                             Equity Fund                         8
                             Growth Fund                        10
                    Small-Cap Value Fund                        12
              Small-Cap Opportunity Fund                        14
                      International Fund                        16
                   Emerging Markets Fund                        18
                     Risk Considerations                        20
                       Fees and Expenses                        24

      INTRODUCTION TO FIXED INCOME FUNDS                        26
       HARRIS INSIGHT FIXED INCOME FUNDS
             Convertible Securities Fund                        28
                    Tax-Exempt Bond Fund                        30
                               Bond Fund                        32
       Intermediate Tax-Exempt Bond Fund                        34
            Short/Intermediate Bond Fund                        36
       Intermediate Government Bond Fund                        38
                     Risk Considerations                        40
                       Fees and Expenses                        42

                      INVESTMENT ADVISER                        44

                      PORTFOLIO MANAGERS                        46

                  PRICING OF FUND SHARES                        49

                    SHAREHOLDER SERVICES                        50

        DIVIDENDS AND TAX CONSIDERATIONS                        57

               DISTRIBUTION ARRANGEMENTS                        59

       MASTER FUND/FEEDER FUND STRUCTURE                        60

                    FINANCIAL HIGHLIGHTS                        60

                 INTRODUCTION TO THE HARRIS INSIGHT EQUITY FUNDS

        The Harris Insight Equity Funds invest in stocks, which represent partial ownership in a company. These Funds generally pursue capital appreciation: that is, an increase in the Fund's share value. In some cases, the
             Harris Insight Equity Funds also seek dividend income.
      Equity funds' share prices will fluctuate with changes in the market and economy as well as with the fortunes of the companies issuing the underlying stocks. For this reason, equity fund share prices can sometimes be more volatile than the share prices of other types of funds, exhibiting sharp increases or decreases over relatively short periods of time.

WHY INVEST IN EQUITY FUNDS?

Equity funds offer investors the potential for greater returns than fixed income funds and are considered an attractive choice for outpacing inflation over the long term. Equity funds are more appropriate for investors who can tolerate a higher degree of risk in exchange for an opportunity to pursue attractive long-term investment rewards.

HOW ARE SECURITIES SELECTED FOR THE HARRIS INSIGHT EQUITY FUNDS?

The portfolio manager considers a combination of factors when selecting portfolio securities:

o  Measurable elements, such as the value of assets and the cost of capital

o  Economic, financial and market indicators

o  A company's financial condition, management and position in its industry

Based on this analysis, the portfolio manager endeavors to identify stocks of companies that may demonstrate:

o  Above-average earnings, sales and asset value growth

o  Greater potential value than is perceived by others in the marketplace





Shares of the Harris Insight Equity Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information. The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 20.

                           HARRIS INSIGHT EQUITY FUNDS

                                  BALANCED FUND

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide current income and capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund invests in a portfolio of equity and fixed income securities. Under normal market conditions, equity securities will comprise between 40% and 65% of the Fund's assets, and fixed income securities will comprise at least 25% of the Fund's assets.

The portfolio manager continually reviews and adjusts the blend of the securities in an effort to enhance returns based on current market conditions, interest rate projections and other economic factors.

The Fund seeks to provide an overall return comprising between 40% and 65% of the return of the STANDARD & POOR'S 500 STOCK INDEX and between 35% and 60% of the return of the LEHMAN BROTHERS AGGREGATE BOND INDEX.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 20.)

o  Allocation risk

o  Interest rate risk

o  Market risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.



YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)


1999     1998

-1.52%   8.29%


Best Quarter:     Q4 1998       5.92%

Worst Quarter:    Q3 1998      -6.35%

AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)
                              Inception

                      1 Year  (4/16/97)

Balanced Fund         -1.52%   10.08%

S&P 500 Stock Index    ____%    ____%

Lehman Brothers
Aggregate Bond Index   ____%    ____%

*A Shares of the Fund commenced operations on February 10, 1999. Because the
 Fund's A Shares have been outstanding for less than a full year, performance shown reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance.



TERMS TO KNOW

STANDARD & POOR'S 500 STOCK INDEX (S&P 500(R))
An unmanaged index consisting of 500 widely held U.S. common stocks. The stocks in the index are chosen based on industry representation, liquidity and stability. The index is designed to reflect the returns of many different sectors of the U.S. economy.

LEHMAN BROTHERS AGGREGATE BOND INDEX
An index measuring the total return of approximately 6,500 U.S. bonds.







                               EQUITY INCOME FUND

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide current income and, secondarily, capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in common stocks that can be found in the S&P 500 or other attractive issues. These stocks are of larger capitalization companies (i.e., companies with MARKET CAPITALIZATIONS in excess of $1 billion).

The portfolio manager's approach should produce returns that are similar to those of the S&P 500 and its corresponding sectors, yet with a higher level of income.

The portfolio manager utilizes a disciplined investment process designed to maintain a diversified portfolio of the equity securities of higher quality companies.

The portfolio manager seeks securities with:

o  Higher-than-average dividend yields

o  Stronger-than-average growth characteristics

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 20.)

o  Market risk

o  Market segment risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)


1999     1998     1997     1996     1995   1994

9.68%    22.66%   31.53%   17.62%   36.50%-0.66%


Best Quarter:     Q4 1998      19.62%

Worst Quarter:    Q3 1998     -11.12%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)
                            Inception
              1 Year 5 Years (1/1/94)

Equity Income
Fund           9.68%  23.22%   18.87%

S&P 500
Stock Index    ____%   ____%    ____%


*A Shares of the Fund commenced operations on February 10, 1999. Because the
 Fund's A Shares have been outstanding for less than a full year, performance shown reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance.

 The Fund is the successor to a collective or common investment fund managed by Harris Trust and Savings Bank (Harris Trust) with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.



TERMS TO KNOW

MARKET CAPITALIZATION
The total market value of a company's outstanding shares of common stock, calculated by multiplying the number of shares outstanding by the current market price of the shares.







                                   EQUITY FUND

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation and current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with MARKET CAPITALIZATIONS in excess of $1 billion).

The portfolio manager selects stocks that represent sectors found within the S&P 500 in an effort to:

o Provide greater returns, over the long-term, than the securities comprising the S&P 500

o  Maintain a risk level approximating that of the S&P 500

The Fund's portfolio consists of approximately 50 to 75 stocks, diversified among major sectors of the market.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 20.)

o  Market risk

o  Market segment risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)
                                       6



1999     1998     1997     1996     1995     1994     1993     1992     1991     1990
-1.74%   13.42%   35.45%   24.15%   36.26%  -2.05%   18.23%   8.19%    27.29%   -7.87%


Best Quarter:     Q4 1998      18.66%

Worst Quarter:    Q3 1998     -14.52%



AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

              1 Year  5 Years 10 Years

Equity Fund   -1.74%  20.62%   14.14%

S&P 500
Stock Index    ____%   ____%    ____%

*A Shares of the Fund commenced operations on February 12, 1999. Because the
 Fund's A Shares have been outstanding for less than a full year, performance shown reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance.



TERMS TO KNOW

MARKET CAPITALIZATION, SEE PAGE 7








                                   GROWTH FUND

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with MARKET CAPITALIZATIONS in excess of $1 billion).

The portfolio manager selects securities that are considered to be undervalued and to represent growth opportunities. The Fund's investment management discipline emphasizes growth in sales, earnings and asset values.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 20.)

o  Market risk

o  Market segment risk

o  Volatility risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1999     1998     1997     1996     1995     1994     1993

16.22%   24.68%   32.54%   28.60%   36.16%  -0.30%   5.96%


Best Quarter:     Q4 1998      22.65%

Worst Quarter:    Q3 1998     -11.95%



AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

                              Inception
              1 Year  5 Years (4/1/92)

Growth Fund   16.22%  27.45%   19.16%

S&P 500
Stock Index    ____%   ____%    ____%


*A Shares of the Fund commenced operations on February 5, 1999. Because the
 Fund's A Shares have been outstanding for less than a full year, performance shown reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance.

 The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

TERMS TO KNOW

MARKET CAPITALIZATION, SEE PAGE 7





                              SMALL-CAP VALUE FUND

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in the securities of smaller capitalization companies (i.e., companies that fall in the lowest 15% of publicly traded companies listed in the U.S. determined by MARKET
CAPITALIZATIONS). These securities tend to be represented in the Russell 2000 Index, an index of companies with a median market capitalization of $428 million, that is a popular measure of the stock price performance of small companies.

Using a "value" approach, the portfolio manager buys those securities considered to be conservatively valued relative to the securities of comparable companies. The portfolio manager pays particular attention to a company's current and forecasted earnings levels.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 20.)

o  Market risk

o  Small company risk

o  Volatility risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)


1999     1998     1997     1996     1995     1994     1993     1992     1991     1990
0.22%    -4.15%   29.09%   14.50%   26.78%  -3.44%   14.68%   15.95%   41.39%   -16.52%


Best Quarter:     Q1 1991      20.93%

Worst Quarter:    Q3 1990     -23.80%

AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

              1 Year  5 Years 10 Years

Small-Cap
Value Fund    -0.22%  12.53%   10.59%

Russell 2000
Small Stock
Index          ____%   ____%    ____%

Russell 2000
Value Index**  ____%   ____%    ____%


 *A Shares of the Fund commenced operations on September 9, 1999. Because the
  Fund's A Shares have been outstanding for less than a full year, performance shown reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance.

  The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

**The Fund's primary benchmark will now be the Russell 2000 Value Index - a small-cap value index comprised of stocks in the Russell 2000 Small Stock Index that have a lower price-to-book ratio and/or forecasted earnings growth. This index better reflects the investment objectives of the Fund.




TERMS TO KNOW

MARKET CAPITALIZATION, SEE PAGE 7








                           SMALL-CAP OPPORTUNITY FUND

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in the securities of smaller capitalization companies (i.e., companies that fall in the lowest 15% of publicly traded companies listed in the U.S. determined by MARKET
CAPITALIZATIONS). These securities tend to be represented in the Russell 2000 Index, an index of companies with a median market capitalization of $428 million, that is a popular measure of the stock price performance of small companies.

The Fund invests in the securities of companies that the portfolio manager believes have superior growth potential. In selecting securities, the portfolio manager pays particular attention to companies offering potentially above-average earnings, sales and asset value growth. The portfolio manager buys those securities considered to be attractively valued relative to the securities of comparable companies.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 20.)

o  Market risk

o  Small company risk

o  Volatility risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)


1999    1998     1997     1996     1995     1994     1993     1992     1991     1990
39.75  0.99%    25.14%   18.53%   25.99%  -3.96%   14.85%   18.71%   47.29%   -11.79%


Best Quarter:     Q4 1999      28.14%

Worst Quarter:    Q3 1990     -23.83%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

              1 Year  5 Years 10 Years

Small-Cap
Opportunity
Fund          39.75%  21.41%   16.20%

Russell 2000
Small Stock
Index          ____%   ____%    ____%



 *A Shares of the Fund commenced operations on March 5, 1999. Because the Fund's
  A Shares have been outstanding for less than a full year, performance shown reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance.

  The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.



TERMS TO KNOW

MARKET CAPITALIZATION, SEE PAGE 7






                               INTERNATIONAL FUND

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation. Current income is a secondary objective.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in non-U.S. equity securities. The Fund invests in at least three foreign countries to reduce risk.

The Fund invests in securities that the portfolio manager believes are undervalued. When selecting securities, the portfolio manager pays particular attention to the quality of a company's management, its growth prospects and financial soundness.

The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 20.)

o  Currency rate risk

o  Foreign securities risk

o  Geographic concentration risk

o  Market risk

o  Volatility risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)




1999     1998     1997     1996     1995    1994     1993     1992     1991     1990
26.81%   -4.84%   -5.21%   4.89%    3.87%   4.11%    24.36%   -4.60%   11.77%   -22.40%


Best Quarter:     Q2 1999      14.50%

Worst Quarter:    Q3 1990     -19.83%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

              1 Year  5 Years 10 Years

International
Fund          26.81%   4.50%    2.93%

MSCI EAFE
Index          ____%   ____%    ____%

 *A Shares of the Fund commenced operations on March 5, 1999. Because the Fund's
  A Shares have been outstanding for less than a full year, performance shown reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance.

  The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.






                              EMERGING MARKETS FUND

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in equity securities of issuers located in EMERGING MARKET COUNTRIES. The portfolio manager selects securities it considers to be undervalued.

The Fund's investments reflect a broad cross-section of countries, industries and companies.

When selecting securities, the portfolio manager pays particular attention to the quality of a company's management, its growth prospects and financial soundness.

The portfolio manager also evaluates such criteria as:

o  Political climate of a country

o  Interest rate and currency considerations

o  Equity market valuations

The Fund may invest in certain debt securities when the portfolio manager believes the potential for appreciation equals or exceeds that available from investments in common stock.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 20.)

o  Currency rate risk

o  Foreign securities risk

o  Geographic concentration risk

o  Market risk

o  Volatility risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)


1999     1998

64.06%   -31.50%

Best Quarter:     Q4 1999      32.38%
Worst Quarter:    Q2 1998     -27.18%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

                              Inception
                      1 Year (10/21/97)

Emerging Markets
Fund                  64.06%   -1.85%

MSCI Emerging
Markets Index          ____%    ____%

 *A Shares of the Fund commenced operations on August 13, 1999. Because the
  Fund's A Shares have been outstanding for less than a full year, performance shown reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance.


TERMS TO KNOW

EMERGING MARKET COUNTRY
The World Bank and other international agencies define a developing country on the basis of such factors as trade initiatives, per capita income and level of industrialization. There are over 130 countries that are emerging or developing under this standard and approximately 40 of these countries have stock markets. Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.





                       RISK CONSIDERATIONS - EQUITY FUNDS


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o  The investment objective

o  The Fund's ability to achieve its objective

o  The markets in which the Fund invests

o  The investments the Fund makes in those markets

o  Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

ALLOCATION RISK

The risk that the percentages of the Fund's assets invested in equities and fixed income securities, respectively, will not be optimum for market conditions at a given time.

COUNTERPARTY RISK

The risk that when a fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement and securities lending transactions with another party, it relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

CURRENCY RATE RISK

The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Although a fund may engage in foreign currency hedge transactions to help reduce this risk, those transactions may not be effective or appropriate in particular situations nor, of course, will they protect against declines in security values.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

GEOGRAPHIC CONCENTRATION RISK

The risk that, if a fund concentrates its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

INTEREST RATE RISK

The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates may produce an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MARKET SEGMENT RISK

The risk that investments concentrated in one portion of the market (e.g., large capitalization stocks or short-term government bonds) will underperform the overall market.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

SMALL COMPANY RISK

The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

VOLATILITY RISK

The risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

The risks of investing in the various Funds are illustrated in the chart below.

                                Equity                      Small-Cap    Small-Cap                    Emerging
                    Balanced    Income   Equity    Growth     Value     Opportunity   International    Markets
-----------------------------------------------------------------------------------------------------------------
  RISKS

  Allocation            o

  Counterparty          o         o        o         o         o            o               o             o

  Credit                o                                                                   o             o

  Currency rate         o                                                                   o             o


  Foreign securities    o         o        o         o         o            o               o             o

  Geographic
  concentration                                                                             o             o

  Interest rate         o                                                                   o             o

  Leverage              o         o        o         o         o            o               o             o

  Market                o         o        o         o         o            o               o             o

  Market segment                  o        o         o         o            o               o

  Prepayment            o                                                                   o             o

  Small company                                                o            o               o             o

  Volatility                                         o         o            o               o             o

--------------------------------------------------------------------------------------------------------------------










                        FEES AND EXPENSES - EQUITY FUNDS

               The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Equity Funds.





SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES*                        5.50%

MAXIMUM DEFERRED SALES CHARGE (LOAD)*                                    1.00%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS               None

REDEMPTION FEE                                                            None

EXCHANGE FEE                                                              None


*Sales charge waivers and reduced sales charge plans are available for A
Shares. If A Shares purchased without an initial sales charge (purchases of $1,000,000 or more) are redeemed within two years after purchase, a contingent deferred sales charge of up to 1.00% will be applied to the redemption. See Shareholder Services - How To Buy Shares.
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

-------------------------------------------------------------------------------------------------------------------------------
                                              Equity                      Small-Cap     Small-Cap                     Emerging
                                  Balanced    Income    Equity    Growth    Value      Opportunity    International    Markets
                                    Fund       Fund      Fund      Fund      Fund           Fund          Fund          Fund
-------------------------------------------------------------------------------------------------------------------------------
Investment
Advisory Fees(1)                   0.60%       0.70%    0.70%      0.90%    0.80%          1.00%         1.05%          1.25%
-------------------------------------------------------------------------------------------------------------------------------

Rule 12b-1 Fees(2)                 0.25        0.25     0.25       0.25     0.25           0.25          0.25           0.25
-------------------------------------------------------------------------------------------------------------------------------

                                       15



Other Expenses                     0.38        0.26     0.19       0.21     0.25           0.21          0.28           0.83
-------------------------------------------------------------------------------------------------------------------------------

Total Operating Expenses(1)        1.23%       1.21%    1.14%      1.36%    1.30%          1.46%         1.58%          2.33%
-------------------------------------------------------------------------------------------------------------------------------

(1)Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect waivers of advisory fees by Harris Trust.
   After these waivers, actual Fund advisory fees and total operating expenses for the fiscal year ended December 31, 1999 were:

                                      Equity                           Small-Cap      Small-Cap                     Emerging
                          Balanced    Income     Equity      Growth     Value       Opportunity    International     Markets
                            Fund       Fund       Fund        Fund       Fund           Fund           Fund            Fund
-------------------------------------------------------------------------------------------------------------------------------

Investment
Advisory Fees               0.50%      0.67%      0.70%       0.89%      0.74%          0.99%          1.05%          0.92%
-------------------------------------------------------------------------------------------------------------------------------

Total Operating Expenses    1.13%      1.18%      1.14%       1.35%      1.14%          1.45%          1.58%          2.00%
-------------------------------------------------------------------------------------------------------------------------------

(2)Commencing October 1, 1999, Harris Trust has reduced Rule 12b-1 Fees for the Equity Funds to 0.25% of average net assets. Those fee reductions can be changed or terminated at any time at the option of Harris Trust. If those fee reductions had been in effect for the fiscal year ended December 31, 1999, the total operating expenses for each of the Equity Funds (expressed as a percentage of average net assets) for that fiscal year end would have been as follows: Balanced Fund ____%; Equity Income Fund ____%; Equity Fund ____%; Growth Fund ____%; Small-Cap Value Fund ____%; Small-Cap Opportunity Fund ____%; International Fund ____%; and Emerging Markets Fund ____%.


Customers of a financial institution, such as Harris Trust, may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Harris Insight Equity Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                             Equity                     Small-Cap  Small-Cap                   Emerging
                  Balanced   Income     Equity   Growth   Value    Opportunity  International  Markets
                  Fund        Fund       Fund    Fund     Fund     Fund         Fund           Fund
One Year          $ 678      $  676    $  669  $  690  $  685    $  700          $  711        $  783
-----------------------------------------------------------------------------------------------------------------

Three Years         948         942       922     986     969     1,016           1,050         1,266
-----------------------------------------------------------------------------------------------------------------

Five Years         1,239      1,229     1,194   1,304   1,274     1,353           1,412         1,774
-----------------------------------------------------------------------------------------------------------------

Ten Years          2,063      2,042     1,967   2,200   2,137     2,304           2,428         3,164
-----------------------------------------------------------------------------------------------------------------

              INTRODUCTION TO THE HARRIS INSIGHT FIXED INCOME FUNDS



The Harris Insight Fixed Income Funds invest primarily in bonds, which are debt instruments that normally -

o  Pay a set amount of interest on a regular basis

o  Repay the face amount, or principal, at a stated future date

o Are issued by domestic and foreign corporations, federal and state governments, and their agencies

WHY INVEST IN FIXED INCOME FUNDS?

Fixed income funds can play a key role in an investor's portfolio by offering:

o  A reasonable level of current income

o  A measure of price stability relative to equity fund investments

o In the case of tax-exempt funds, income that is generally free from federal income tax

HOW DO FIXED INCOME FUNDS PROVIDE A STEADY STREAM OF INCOME?

Fixed income funds earn income on the underlying securities and pay this out to the shareholders on a regular (e.g., monthly) basis.

WHAT CAUSES BOND VALUES TO CHANGE?

Investors should be aware that bonds will fluctuate in value for any of three main reasons:

o  A change in interest rates

o  A change in economic conditions

o  A change in the financial condition of the issuer

HOW DOES THE PRICE OF A BOND MOVE WITH INTEREST RATES?

When interest rates rise, bond prices fall and vice versa. Changing interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. As a result, when prevailing interest rates rise, the prices of long-term bonds decrease to a greater degree than the prices of short-term bonds. The reverse is true when interest rates fall.

HOW ARE BONDS GRADED?

Bond quality, or grade, refers to the creditworthiness (the ability to repay debt) of the issuing organization. Higher ratings indicate better quality. Independent rating services, such as Moody's Investors Service or Standard & Poor's, publish and disseminate bond quality ratings on a regular basis.

HOW ARE SECURITIES SELECTED FOR THE HARRIS INSIGHT FIXED INCOME FUNDS?

The portfolio manager actively manages fixed income investments in pursuit of attractive investment opportunities. The portfolio manager applies three key tools in selecting securities:

o Analysis of economic and market conditions affecting the fixed income markets, including forecasting the direction of interest rates

o Assessment of the yield advantages of different classes of bonds or sectors of the bond market

o Assessment of the value offered, relative to other investment opportunities, including an independent review of each issue's credit quality

Based on this analysis, the portfolio manager endeavors to identify bonds that appear:

o  Undervalued relative to the market's expectations

o  Positioned to benefit from anticipated changes in interest rates

Shares of the Harris Insight Fixed Income Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information. The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 40.







                        HARRIS INSIGHT FIXED INCOME FUNDS

                           CONVERTIBLE SECURITIES FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide capital appreciation and current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in CONVERTIBLE SECURITIES (bonds, preferred stock and other instruments that are convertible into common stock).

The Fund also may invest up to 35% of its assets in SYNTHETIC CONVERTIBLES and 15% of its assets in common stocks. When, in the portfolio manager's opinion, convertible securities do not serve the Fund's objective, the Fund may invest part or all of its assets in U.S. GOVERNMENT SECURITIES, corporate debt obligations and short-term money market instruments. The portfolio manager will continue to seek current income during such periods, but will put less emphasis on capital appreciation.

The portfolio manager invests primarily in convertible securities rated "B" or better by Standard & Poor's Corporation and Moody's Investors Service, Inc. (or, if not rated, securities considered by the portfolio manager to be of comparable quality). The Fund may also invest up to:

o  15% of its assets in securities rated "B-"

o 5% of its assets in convertible securities rated "CCC" by Standard & Poor's or "Caa" by Moody's. (Securities rated "BB" or below by Standard & Poor's or "Ba" or below by Moody's are "high yield" securities, commonly known as "junk bonds." These securities are considered speculative and are subject to increased risk.)

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 40.)

o  Credit risk

o  Interest rate risk

o  Market risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication
of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)


1999      1998     1997     1996     1995    1994     1993     1992     1991     1990
31.75%   -2.04%   18.32%   20.77%   18.93%  -3.36%   13.52%   17.31%   26.90%   -20.62%


Best Quarter:    Q4 1999       25.13%

Worst Quarter:   Q3 1990      -17.71%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

              1 Year  5 Years 10 Years

Convertible
Securities
Fund          31.75%  17.01%   11.02%

First Boston
Convertible
Index          ____%   ____%    ____%


  *A Shares of the Fund had not commenced operations as of the date of this prospectus. Performance reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance.


   The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

TERMS TO KNOW

CONVERTIBLE SECURITIES
Bonds, debentures, notes, preferred stock or other securities that are convertible into common stock. Convertible securities have some unique return characteristics relative to market fluctuations:

o When equity markets go up, they tend to rise in price

o When interest rates rise, they tend to decline relatively less in price than long-term bonds

SYNTHETIC CONVERTIBLES
Issues that function like a convertible security by combining separate securities into one investment package offering fixed income and the right to acquire stock.

U.S. GOVERNMENT SECURITIES
Obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.





                              TAX-EXEMPT BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide a high level of current income that is exempt from federal income tax.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 80% of its assets in MUNICIPAL SECURITIES with varying maturities. These securities are generally exempt from federal income tax and not subject to the ALTERNATIVE MINIMUM TAX.

The portfolio manager employs:

o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

o In-depth credit analysis to help ensure that the municipalities issuing the bonds are likely to repay their debt

The Fund also may invest in U.S. GOVERNMENT SECURITIES and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in the value of portfolio securities.

In pursuit of higher income, the portfolio manager normally favors longer-term bonds that typically mature in ten years or more. In exchange for this higher potential income, investors may experience higher share price volatility than would occur through investments with shorter maturities.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 40.)

o  Credit risk

o  Interest rate risk

o  Municipal market risk

o  Prepayment risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*

(AS OF 12/31 EACH YEAR)


1999     1998     1997     1996     1995    1994     1993     1992     1991     1990
-3.31%   4.62%    8.28%    3.43%    14.16%  -7.53%   12.67%   8.09%    11.34%   5.34%


Best Quarter:     Q- 199_       ____%

Worst Quarter:    Q1 1994      -5.15%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

              1 Year  5 Years 10 Years

Tax-Exempt
Bond Fund     -3.31%   5.28%    5.50%

Lehman
Brothers
Municipal
Bond Index     ____%   ____%    ____%

 *A Shares of the Fund had not commenced operations as of the date of this prospectus. Performance reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance.

  The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.



TERMS TO KNOW

ALTERNATIVE MINIMUM TAX (AMT)
A federal tax designed to ensure that individuals, trusts, estates and companies are limited in their deductions, exemptions, and tax credits when calculating federal income tax liability.

MUNICIPAL SECURITIES
Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are exempt from federal income tax.

U.S. GOVERNMENT SECURITIES, SEE PAGE 29

                                    BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide a high level of total return, including a competitive level of current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in bonds and similar fixed income securities.

The Fund may invest in the following:

o  Bonds and debentures

o  U.S. GOVERNMENT SECURITIES

o  Debt obligations of foreign governments

o  MORTGAGE-BACKED SECURITIES

o  MUNICIPAL SECURITIES

o  ZERO COUPON SECURITIES

o  Other floating/variable rate obligations

o  Options and interest-rate futures contracts

The Fund normally maintains a DOLLAR WEIGHTED AVERAGE MATURITY (or average life with respect to mortgage-backed and asset-backed securities) of between five and ten years. Accordingly, the Fund's holdings may experience more share price volatility than bonds with shorter maturities, making the Fund a more suitable investment for long-term investors.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 40.)

o  Credit risk

o  Interest rate risk

o  Prepayment risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)


1999     1998     1997

-1.16%   6.86%    9.14%


Best Quarter:     Q3 1997       3.61%

Worst Quarter:    Q1 1997      -0.93%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

                              Inception
                      1 Year  (4/22/96)

Bond Fund             -1.16%    5.36%

Lehman Brothers
Aggregate Bond Index   ____%    ____%

 *A Shares of the Fund commenced operations on February 18, 1999. Because the
  Fund's A Shares have been outstanding for less than a full year, performance shown reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance.


TERMS TO KNOW

U.S. GOVERNMENT SECURITIES, SEE PAGE 29
MORTGAGE-BACKED SECURITIES

Debt issues, based on a pool of underlying mortgages, that make interest and principal payments to investors.

MUNICIPAL SECURITIES, SEE PAGE 31
ZERO COUPON SECURITIES

Securities that do not pay a stated interest rate, but are sold at a deep discount to their value at maturity. The difference between its discounted price and the full value of the security at maturity represents the payment of interest.

DOLLAR WEIGHTED AVERAGE MATURITY
An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.





                        INTERMEDIATE TAX-EXEMPT BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide a high level of current income that is exempt from federal income tax.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 80% of its assets in a broad range of MUNICIPAL SECURITIES. These securities are generally exempt from federal income tax and not subject to the ALTERNATIVE MINIMUM TAX.

Under normal market conditions, the Fund's investments will have a DOLLAR WEIGHTED AVERAGE MATURITY in a range of three to ten years. Such intermediate-term securities share these basic characteristics:

o They offer a higher income stream and somewhat higher share price volatility than shorter-term municipal bond funds

o They tend to deliver less income with greater share price stability than longer-term bond funds

The Fund also may invest in U.S. GOVERNMENT SECURITIES and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in value of portfolio securities.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 40.)

o  Credit risk

o  Interest rate risk

o  Municipal market risk

o  Prepayment risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)


1999     1998     1997     1996     1995    1994     1993     1992     1991     1990
-0.68%   4.67%    6.14%    2.80%    11.40%  -3.33%   8.28%    6.50%    10.75%   6.08%

Best Quarter:    Q_ 199_        ____%

Worst Quarter:   Q1 1994       -2.89%

AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)
              1 Year  5 Years 10 Years

Intermediate
Tax-Exempt
Bond Fund     -0.68%   4.79%    5.17%

Lehman
Brothers
Quality
Intermediate
Municipal
Bond Index     ____%   ____%   N/A **

Lehman
Brothers
3-15 Year
Blend
Municipal
Index***       ____%   ____%    ____%

 *A Shares of the Fund had not commenced operations as of the date of this prospectus. Performance reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance.

  The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

**The inception date of the Lehman Brothers Quality Intermediate Municipal Bond Index is July 1, 1993.

***The Fund's primary benchmark will now be the Lehman Brothers 3-15 Year Blend Municipal Index - an index comprised of 40,278 investment-grade or better municipal bonds, with maturities between 2 and 17 years, from issues larger than $50 million dated since 1991. This index better reflects the investment objectives and policies of the Fund.

TERMS TO KNOW

MUNICIPAL SECURITIES, SEE PAGE 31

ALTERNATIVE MINIMUM TAX, SEE PAGE 31

DOLLAR WEIGHTED AVERAGE MATURITY, SEE PAGE 33

U.S. GOVERNMENT SECURITIES, SEE PAGE 29



                          SHORT/INTERMEDIATE BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide a high level of total return, including a competitive level of current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets primarily in bonds with a short/intermediate-term average maturity.

The portfolio manager favors bonds with two to five years remaining to maturity in order to achieve relative price stability and an attractive stream of income. Such short/intermediate-term bonds tend to offer a buffer against rising interest rates, although they will appreciate less when interest rates fall.

The Fund normally maintains a DOLLAR WEIGHTED AVERAGE MATURITY (or average life with respect to mortgage-backed and asset-backed securities) of between two and five years. The Fund may invest in:

o  Bonds and debentures

o  U.S. GOVERNMENT SECURITIES

o  U.S. dollar-denominated debt obligations of foreign issuers

o  MORTGAGE-BACKED SECURITIES

o  MUNICIPAL SECURITIES

o  ZERO COUPON SECURITIES

o  Other floating/variable rate obligations

o  Options and interest-rate futures contracts

If a defensive position is warranted, the Fund may hold short-term U.S. government securities (such as Treasury bills), high-quality money market instruments and cash.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 40.)

o  Credit risk

o  Interest rate risk

o  Prepayment risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)


1999     1998     1997     1996     1995    1994     1993     1992

0.56%    6.75%    6.89%    3.51%    13.88%  -1.29%   9.91%    5.28%


Best Quarter:     Q3 1992       4.62%

Worst Quarter:    Q4 1992      -2.13%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)
                              Inception
              1 Year  5 Years (4/1/91)

Short/
Intermediate
Bond Fund      0.56%   6.23%    6.35%

Lehman
Brothers
Intermediate
Government
Corporate
Bond Index     ____%   ____%    ____%

* A Shares of the Fund commenced operations on July 22, 1999. Because the Fund's A Shares have been outstanding for less than a full year, performance shown reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance.


TERMS TO KNOW

U.S. GOVERNMENT SECURITIES, SEE PAGE 29

MORTGAGE-BACKED SECURITIES, SEE PAGE 33

MUNICIPAL SECURITIES, SEE PAGE 31

ZERO COUPON SECURITIES, SEE PAGE 33

DOLLAR WEIGHTED AVERAGE MATURITY, SEE PAGE 33




                        INTERMEDIATE GOVERNMENT BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide a high level of current income, consistent with preservation of capital.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in:

o  U.S. GOVERNMENT SECURITIES

o  MORTGAGE-BACKED SECURITIES, issued by U.S. government agencies

o  REPURCHASE AGREEMENTS collateralized by U.S. government securities

The DOLLAR WEIGHTED AVERAGE MATURITY (or average life with respect to mortgage-backed and asset-backed securities) generally will be in the intermediate range of between three and ten years.

The portfolio manager may invest up to 20% of the Fund's assets in:

o  ASSET-BACKED SECURITIES

o  ZERO COUPON SECURITIES

o  Corporate bonds

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 40.)

o  Credit risk

o  Interest rate risk

o  Prepayment risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)




1999    1998     1997     1996     1995    1994     1993     1992     1991     1990
-1.05%  7.18%    7.56%    3.86%    13.09%  -1.93%   8.10%    6.49%    13.30%   8.92%


Best Quarter:     Q_ 199_       ____%

Worst Quarter:    Q1 1994      -2.21%

AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

              1 Year  5 Years 10 Years

Intermediate
Government
Bond Fund     -1.05%   6.03%    6.44%

Lehman Brothers
Intermediate
Government
Bond Index     ____%   ____%    ____%

   *A Shares of the Fund commenced operations on February 12, 1999. Because the Fund's A Shares have been outstanding for less than a full year, performance shown reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance.

  The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.


TERMS TO KNOW

U.S. GOVERNMENT SECURITIES, SEE PAGE 29

MORTGAGE-BACKED SECURITIES, SEE PAGE 33

REPURCHASE AGREEMENTS
A binding agreement enabling a bank or broker to borrow money, using securities as collateral, with a promise to buy back the securities at a specified price, usually within 90 days.

DOLLAR WEIGHTED AVERAGE MATURITY, SEE PAGE 33

ASSET-BACKED SECURITIES
Securities collateralized by credit card loans or other accounts receivable.

ZERO COUPON SECURITIES, SEE PAGE 33



                    RISK CONSIDERATIONS - FIXED INCOME FUNDS
All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o  The investment objective

o  The Fund's ability to achieve its objective

o  The markets in which the Fund invests

o  The investments the Fund makes in those markets

o  Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that when a fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement and securities lending transactions with another party, it relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

INTEREST RATE RISK

The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates may produce an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivitive securities or purchases on margin) that tend to magnify changes in an index or market.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the other obligations.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

                                                                                      Short/         Intermediate
                           Convertible      Tax-Exempt             Intermediate     Intermediate      Government
                           Securities          Bond      Bond       Tax-Exempt        Bond               Bond
  RISKS
---------------------------------------------------------------------------------------------------------------------
  Counterparty                 o               o          o           o               o                 o

  Credit                       o               o          o           o               o                 o


                                       27


  Foreign securities                           o                      o               o                 o

  Interest rate                o               o          o           o               o                 o

  Leverage                     o               o          o           o               o                 o

  Market                       o               o          o           o               o                 o

  Municipal market                                        o           o               o

  Prepayment                                   o          o           o               o                 o
---------------------------------------------------------------------------------------------------------------------








                     FEES AND EXPENSES - FIXED INCOME FUNDS
       The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Fixed Income Funds.



SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES*                       4.50%

MAXIMUM DEFERRED SALES CHARGE (LOAD)*                                   1.00%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS              None

REDEMPTION FEE                                                           None

EXCHANGE FEE                                                             None
--------------------------------------------------------------------------------

*Sales charge waivers and reduced sales charge plans are available for A Shares. If A Shares purchased without an initial sales charge (purchases of $1,000,000 or more) are redeemed within two years after purchase, a contingent deferred sales charge of up to 1.00% will be applied to the redemption. See Shareholder Services - How To Buy Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

----------------------------------------------------------------------------------------------------------------------
                                 Convertible   Tax-Exempt            Intermediate  Short/Intermediate   Intermediate
                                  Securities     Bond        Bond     Tax-Exempt         Bond            Government
                                     Fund        Fund        Fund     Bond Fund          Fund            Bond Fund
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees(1)         0.70%       0.60%(2)     0.65%      0.60%(2)          0.70%             0.65%

Rule 12b-1 Fees                     0.25        0.25         0.25       0.25              0.25              0.25

Other Expenses                      0.31        0.20         0.23       0.20              0.20              0.26

Total Operating Expenses(1)         1.26%       1.05%        1.13%      1.05%             1.15%             1.16%
----------------------------------------------------------------------------------------------------------------------

(1)Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect waivers of advisory fee by Harris Trust. After these waivers, actual Fund advisory fees and total operating expenses for the fiscal year ended December 31, 1999 were:

----------------------------------------------------------------------------------------------------------------------
                                 Convertible   Tax-Exempt            Intermediate  Short/Intermediate   Intermediate
                                  Securities     Bond        Bond     Tax-Exempt         Bond            Government
                                     Fund        Fund        Fund     Bond Fund          Fund            Bond Fund
----------------------------------------------------------------------------------------------------------------------
  Investment Advisory Fees          0.61%       0.59(2)      0.37%     0.60%(2)         0.40%             0.24%

  Total Operating Expenses          1.17%       1.04%        0.85%     1.05%            0.85%             0.75%
----------------------------------------------------------------------------------------------------------------------


(2)Commencing October 18, 1999, Harris Trust has waived its entire advisory fee for the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund. Those waivers can be reduced or terminated at any time at the option of Harris Trust. If those fee waivers had been in effect for the fiscal year ended December 31, 1999, the total operating expenses for each of the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund (expressed as a percentage of average net assets) for that year end would have been 0.45%.


Customers of a financial institution, such as Harris Trust, may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Harris Insight Fixed Income Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------------------------------------
                               Convertible  Tax-Exempt             Intermediate  Short/Intermediate   Intermediate
                                Securities     Bond         Bond    Tax-Exempt         Bond            Government
                                   Fund        Fund         Fund    Bond Fund          Fund            Bond Fund
----------------------------------------------------------------------------------------------------------------------
One Year                         $  573      $  552        $  560    $  453           $  463            $  464

Three Years                         832         769           793       672              703               706

Five Years                        1,110       1,003         1,044       909              961               966

Ten Years                         1,904       1,675         1,763     1,588            1,699             1,710
----------------------------------------------------------------------------------------------------------------------


                               INVESTMENT ADVISER

Harris Trust and Savings Bank (Harris Trust), an Illinois state-chartered bank and a member of the Federal Reserve System, is the investment adviser for each of the Harris Insight Funds. Harris Trust is the successor to the investment banking firm of N.W. Harris & Co, which was organized in 1882 and incorporated in 1907. At December 31, 1999, Harris Trust had total discretionary assets under management of approximately $____ billion and was the largest of 28 banks owned by Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 1999, Harris Trust managed more than $____ billion in discretionary personal trust assets, and administered more than $____ billion in non-discretionary trust assets.

Harris Trust oversees the PORTFOLIO MANAGEMENT AGENT and the INVESTMENT SUB-ADVISER.

The Funds have received an exemptive order from the SEC that permits Harris Trust, subject to certain conditions, to select new portfolio management agents/sub-advisers or replace existing portfolio management agents/sub-advisers without first obtaining shareholder approval for the change. In addition, Harris Trust may authorize a portfolio management agent/sub-adviser to enter into a sub-portfolio management agreement with one or more sub-subadvisers on behalf of any Fund managed by that portfolio management agent/sub-adviser. The Board of Trustees, including a majority of the "independent" Trustees, must approve each new sub-portfolio management or sub-sub-portfolio management agreement. This allows Harris to employ new portfolio management agents/sub-advisers for new or existing Funds, change the terms of particular agreements with sub-advisers or change portfolio management agents/sub-advisers when it determines that a change is beneficial to shareholders, and to avoid the delay and expense of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, Harris Trust and the Funds will provide investors with information about each new portfolio management agent/sub-adviser (or sub-subadviser) and its portfolio management (or sub-portfolio management) agreement within 90 days of the hiring of a new portfolio management agent/sub-adviser or sub-subadviser. Harris Trust is responsible for selecting, monitoring, evaluating and allocating assets to the portfolio management agents/sub-advisers and oversees their compliance with each Fund's investment objective, policies and restrictions.

The SAI contains more information about the Funds' advisory and portfolio management agreements, including a fuller discussion of the Funds' SEC exemptive order.

ADVISORY FEES
The following chart shows the investment advisory fees paid, before fee waivers, by each Fund during its last fiscal year.

MANAGEMENT FEES PAID

(expressed as a percentage of average net assets)

Balanced Fund.....................0.60%

Equity Income Fund................0.70

Equity Fund.......................0.70

Growth Fund.......................0.90

Small-Cap Value Fund..............0.80

Small-Cap Opportunity Fund .......1.00

International Fund................1.05

Emerging Markets Fund.............1.25

Convertible Securities Fund.......0.70

Tax-Exempt Bond Fund..............0.60

Bond Fund.........................0.65

Intermediate Tax-Exempt
Bond Fund.........................0.60

Short/Intermediate Bond Fund......0.70

Intermediate Government
Bond Fund.........................0.65

Harris Trust may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

PORTFOLIO MANAGEMENT AGENT

As the portfolio management agent, Harris Investment Management, Inc. (HIM) manages the investments of all of the Funds and, in the case of the International Fund and the Emerging Markets Fund, HIM has appointed Hansberger Global Investors, Inc. as the investment sub-adviser. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. For the services provided by HIM, Harris Trust pays HIM the advisory fees Harris Trust receives from the Funds. As of December 31, 1999, HIM managed approximately $14.1 billion in assets.


INVESTMENT SUB-ADVISER

Hansberger Global Investors, Inc. (Hansberger) serves as investment sub-adviser to, and makes all investment decisions for, the International Fund and the Emerging Markets Fund. Hansberger, founded in 1994, is a wholly-owned subsidiary of Hansberger Group, Inc. and provides a broad range of portfolio management services to clients in the U.S. and abroad. As of December 31, 1999, Hansberger managed approximately $2.9 billion in assets. Hansberger is paid for its investment sub-advisory services from the advisory fees HIM receives from Harris Trust.

Many persons on the staffs of the investment adviser, portfolio management agent and investment sub-adviser contribute to the investment management services provided to the Funds. The following persons, however, are primarily responsible for the day-to-day investment management of the Funds.

INVESTMENT ADVISER

Harris Trust and Savings Bank,
111 West Monroe Street,
Chicago, Illinois 60603

PORTFOLIO MANAGEMENT AGENT
Harris Investment Management, Inc.
190 South LaSalle Street,
Chicago, Illinois 60690

INVESTMENT SUB-ADVISER
Hansberger Global Investors, Inc.,
515 East Las Olas Blvd., Suite 1300,
Fort Lauderdale, Florida 33301

                               PORTFOLIO MANAGERS
                            PORTFOLIO MANAGERS OF THE
                           HARRIS INSIGHT EQUITY FUNDS



BALANCED FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Johnson joined Harris Trust in 1969. He has served as Portfolio Manager of the Fund since it commenced operations in 1997 and has 30 years of experience in portfolio management.

EQUITY INCOME FUND

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Mr. Sido served as Portfolio Manager for a trust company, managing equity and fixed income portfolios. He has served as Portfolio Manager of the Fund since it commenced operations in 1996 and has over 16 years of investment management experience.

EQUITY FUND

DONALD G. M. COXE, CHAIRMAN AND CHIEF STRATEGIST (HIM)

Mr. Coxe joined HIM in 1993. He has served as Portfolio Manager of the Fund since 1996 and has nearly 32 years of institutional investment management experience.

GROWTH FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes joined HIM in 1999. He has served as Portfolio Manager of the Fund since then and has 14 years of portfolio management, investment research and trust administration experience.

SMALL-CAP VALUE FUND

JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Tesseo joined HIM in 1999. He has served as Portfolio Manager of the Fund since then and has 9 years of portfolio management and investment research experience.

SMALL-CAP OPPORTUNITY FUND

PAUL KLEINAITIS, PRINCIPAL  AND PORTFOLIO MANAGER (HIM)

Mr. Kleinaitis joined HIM in 1999. He has served as portfolio manager of the Fund since then and has 13 years of portfolio management and investment research experience.


INTERNATIONAL FUND

JAMES E. CHANEY, CHIEF INVESTMENT OFFICER (HANSBERGER)

Prior to joining Hansberger in 1996, Mr. Chaney was Executive Vice President of Templeton Worldwide Inc. and a senior member of its Portfolio
Management/Strategy Committee. While at Templeton, he managed numerous accounts, including the Foreign Equity Series of Templeton Institutional Funds Inc. He leads the International Fund's portfolio team, which includes:

   John Carl Fenley, CFA, Research Analyst, Global Equities

   Victoria Gretzky, Research Analyst

   John Hock, Research Analyst

EMERGING MARKETS FUND

THOMAS L. HANSBERGER, CHAIRMAN AND CHIEF EXECUTIVE OFFICER (HANSBERGER)

Before forming Hansberger in 1994, Mr. Hansberger was Chairman, President and Chief Executive Officer of Templeton Worldwide, Inc. While at Templeton, he served as director of research and was an officer, director or primary portfolio manager for several Templeton mutual funds. He leads the Emerging Markets Fund's portfolio team, which includes:

   Francisco Alzuru, Managing Director, Portfolio Manager and Research Analyst

   Ajit Dayal, Managing Director of India

   Aureole L.W. Foong, Director of Global Emerging Markets Research

   Robert Mazuelos, Research Analyst

   Vladimir Tyurenkov, Managing Director of Eastern Europe and Russia, Portfolio Manager and Research Analyst





                            PORTFOLIO MANAGERS OF THE
                        HARRIS INSIGHT FIXED INCOME FUNDS



INTERMEDIATE GOVERNMENT BOND FUND

SHORT/INTERMEDIATE BOND FUND

BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Ms. Alter served as Portfolio Manager for a major mutual fund investment management firm. She has 15 years of experience in the fixed income investment area and was appointed Portfolio Manager of:

o  Short/Intermediate Bond Fund in 1994

o  Bond Fund when it commenced operations in 1996

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Ms. Svagera was Principal/Vice President at an investment management firm, where she focused on the mortgage and asset-backed securities markets. She has 17 years of experience in the fixed income market and was appointed Portfolio Manager of:

o  Intermediate Government Bond Fund when it commenced operations in 1997

o  Short/Intermediate Bond Fund in 1996

o  Bond Fund when it commenced operations in 1996


INTERMEDIATE TAX-EXEMPT BOND FUND

TAX-EXEMPT BOND FUND

GEORGE W. SELBY, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1998, Mr. Selby served as Executive Director of Municipal Bond Sales for a brokerage firm. He has 17 years of municipal bond sales experience and was appointed Portfolio Manager of:

o  Intermediate Tax-Exempt Bond Fund in 1998

o  Tax-Exempt Bond Fund in 1998


CONVERTIBLE SECURITIES FUND

JON D. THANOS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Thanos joined HIM in 1996. He has served as Portfolio Manager of the Fund since 1999 and has 8 years of portfolio management and trading experience.

                             PRICING OF FUND SHARES



SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE PLUS ANY APPLICABLE SALES CHARGE

Each Fund calculates its net asset value per share (NAV) on each day on which both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open.

HOW THE FUNDS CALCULATE NAV

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The NAV is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) and is generally based on the last sale prices of all securities held by the Fund and the number of shares outstanding. A Fund's securities are valued based on market value or, where market quotations are not readily available, are based on fair value as determined in good faith by or under the direction of the Fund's board of trustees.

Foreign securities are valued on the basis of quotations from the primary markets in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If the value of a foreign security has been materially affected by events occurring after the close of a foreign market, it may be valued by another method that the board believes reflects fair value. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

                              SHAREHOLDER SERVICES

                                HOW TO BUY SHARES




OPENING A NEW ACCOUNT IS EASY

There are three convenient ways to invest in the Harris Insight Funds.



------------------------------------------- ----------------------------------------- -----------------------------------------
                 BY MAIL                                  BY BANK WIRE                           THROUGH FINANCIAL
                                                                                             INSTITUTIONS/PROFESSIONALS
------------------------------------------- ----------------------------------------- -----------------------------------------
Complete and sign an application for A      Call the Funds at 800.625.7073, during    Contact your financial institution or
Shares.                                     business hours, to initiate your          professional for more information.
                                            purchase.


                                                                                      Important note: Each institution or
Make your check payable to the Harris       Please be sure to furnish your taxpayer   professional may have its own
Insight Funds.                              identification number.                    procedures and requirements for buying
                                                                                      shares and may charge fees.


If you are adding to your existing          Then wire your investment to:
account, indicate your Fund account           PNC Bank, N.A.
number directly on the check.                 Philadelphia, PA
                                              ABA# 0310-0005-3 For credit to:
                                                Harris Insight Funds
Mail your application and check to:             85-5093-2950
  Harris Insight Funds                        Re: [Name of Fund] - A Shares
  c/o PFPC, Inc.                              Account No.:
  P.O. Box 8952                               Account Name:
  Wilmington, DE 19899-8952                   Taxpayer ID No.:

                                            If you are opening a new account,
                                            please complete and mail the account
                                            application form to the Funds at the
                                            address given under "By Mail."

                                            The Funds currently do not charge
                                            investors for the receipt of wire
                                            transfers, although your bank may
                                            charge you for their wiring
                                            services.

------------------------------------------- ----------------------------------------- -----------------------------------------


Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. The Funds do not accept third party checks. Payment for the shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed.

Shares are purchased at the next share price calculated plus any applicable sales charge after your investment is received. In some cases, a contingent deferred sales charge is imposed on redemptions made within two years of purchase. The Funds reserve the right to reject any purchase order.

SALES CHARGES

A Shares of the Funds are generally sold with a sales charge of up to 5.50% (applied when your investment is made).

When you purchase A Shares of the Funds through an institution, the distributor reallows a portion of the sales charge to the institution, except as described below. No sales charge is assessed on the reinvestment of distributions.

Sales charges for A Shares of the Funds are as follows:

EQUITY FUNDS

                                     SALES CHARGE AS A % OF     DEALER ALLOWANCE AS
AMOUNT OF PURCHASE     SALES CHARGES    NET AMOUNT INVESTED    % OF OFFERING PRICE*
-----------------------------------------------------------------------------------------
Less than $50,000                5.50%                   5.82%                  5.00%
$50,000 to $99,999               4.50                    4.71                   4.00
$100,000 to $249,999             3.50                    3.63                   3.25
$250,000 to $499,999             2.50                    2.56                   2.25
$500,000 to $999,999             2.00                    2.04                   1.75
$1,000,000 and over              0.00                    0.00                   1.00++
-----------------------------------------------------------------------------------------


CONVERTIBLE SECURITIES FUND, TAX-EXEMPT BOND FUND AND BOND FUND
                                     SALES CHARGE AS A % OF     DEALER ALLOWANCE AS
AMOUNT OF PURCHASE     SALES CHARGES    NET AMOUNT INVESTED    % OF OFFERING PRICE*
-----------------------------------------------------------------------------------------
Less than $50,000                 4.50%                  4.71%                   4.25%
$50,000 to $99,999                4.25                   4.43                    4.00
$100,000 to $249,999              3.50                   3.63                    3.25
$250,000 to $499,999              2.50                   2.56                    2.25
$500,000 to $999,999              2.00                   2.04                    1.75
$1,000,000 and over               0.00                   0.00                    1.00++
-----------------------------------------------------------------------------------------



INTERMEDIATE TAX-EXEMPT BOND FUND, SHORT/INTERMEDIATE BOND FUND AND INTERMEDIATE GOVERNMENT BOND FUND
                                     SALES CHARGE AS A % OF     DEALER ALLOWANCE AS
AMOUNT OF PURCHASE     SALES CHARGES    NET AMOUNT INVESTED    % OF OFFERING PRICE*
-----------------------------------------------------------------------------------------------------
Less than $50,000                3.50%                   3.63%                  3.25%
$50,000 to $99,999               3.25                    3.36                   3.00
$100,000 to $249,999             2.50                    2.56                   2.25
$250,000 to $499,999             2.00                    2.04                   1.75
$500,000 to $999,999             1.50                    1.52                   1.25
$1,000,000 and over              0.00                    0.00                   1.00++
-----------------------------------------------------------------------------------------------------


++The dealer allowance for these purchases is 1.00% on purchases of $1 million to $2 million, 0.80% on the next $1 million, 0.50% on the next $47 million, and 0.25% on purchases in excess of $50 million.

 *Dealers receive the following allowances for aggregate purchases in any twelve-month period by a qualified employee benefit plan, including employer-sponsored 401(k), 403(b), or other qualified retirement plan, provided that the plan sponsor demonstrates at the time of the initial purchase of shares that there are at least 75 eligible employees or that the plan has assets of at least $500,000: 1.00% on purchases up to $2 million, 0.80% on the next $1 million, 0.50% on the next $47 million, and 0.25% on purchases in excess of $50 million. The twelve-month period commences on the plan's initial purchase date and is reset on each anniversary thereof.


No sales charge is assessed on purchases of $1 million or more, nor on purchases by:

o Any bank, trust company, or other institution acting on behalf of a fiduciary customer account or any other trust account (including plans under Section 401 of the Internal Revenue Code)

o Registered representatives and employees of broker-dealers having selling group agreements with the distributor for the Funds relating to the Funds, and any trust, pension, profit-sharing, or other benefit plan sponsored by such a broker-dealer for its representatives and employees

o    Any individual with an investment account or advisory relationship with HIM

o    Trustees of the Funds



REDUCED SALES CHARGES

You may be eligible to buy A shares with a reduced sales charge in three ways, but these purchases may be subject to a CDSC, described below -

o RIGHT OF ACCUMULATION Allows you to include your existing investments in A shares of the Funds as part of your current investment for purposes of calculating sales charges.

o LETTER OF INTENT Allows you to count all investments in A shares of the Funds over the next thirteen months, as if you were making them all at once for purposes of calculating sales charges.

o FAMILY PURCHASES Allows purchases by family members over a thirteen-month period to be combined as if they were made at the same time for purposes of calculating sales charges. ("Family" includes any person considered to be a part of an extended family, including but not limited to parents, grandparents, children, grandchildren, god-parents, in-laws, aunts, uncles, brothers, sisters, nephews, nieces, and cousins, including step- and adopted relatives.)

To qualify for a reduced sales charge, you must notify and provide sufficient information to the Funds at the time of purchase. If you invest through an institution, you should notify the institution, which in turn must notify the Funds. Programs that allow for reduced sales charges may be changed or eliminated at any time.



CONTINGENT DEFERRED SALES CHARGE

A Shares of a Fund that are redeemed within two years after purchase will be subject to a contingent deferred sales charge (CDSC) when no initial sales charge was assessed on their purchases because they were purchased:

o   in a transaction involving at least $1,000,000, or

o pursuant to the right of accumulation, a letter of intent, or a family purchase.

The amount of the CDSC and the period for which it applies are as follows:

                                       CONTINGENT DEFERRED SALES CHARGE AS A %

      PERIOD SHARES HELD                  OF DOLLAR AMOUNT SUBJECT TO CHARGE

      Less than one year                              1.00%

       One to two years                               0.50

The CDSC, which will be used to recover commissions paid to institutions, will be assessed on an amount equal to the lesser of the cost of the shares being redeemed and the net asset value of the shares at the time of redemption.

No CDSC will be imposed on

o   increases in net asset value above the initial purchase price

o redemptions of shares acquired through the reinvestment of dividends and distributions

o involuntary redemptions by a Fund of shareholder accounts with low account balances

Redemptions of shares will be effected in the manner that results in the imposition of the lowest deferred sales charge. Redemptions will be made--

o   First, from A shares held for more than two years

o Second, from A shares acquired through the reinvestment of dividends and distributions

o   Third, from A shares held within one and two years

o   Fourth, from A shares held for less than one year

The CDSC on shares purchased through an exchange from A shares of another Fund is based upon the original purchase date and price of the other Fund's shares.

The CDSC will be waived by the Funds for redemptions -

o   pursuant to a systematic withdrawal plan

o that are shown to have resulted from the death or disability of the accountholder

o   by qualified retirement plans upon plan termination or dissolution

o from IRAs, if made pursuant to death or disability of the accountholder, or for minimum distributions required after attaining age 70 1/2



AUTOMATIC INVESTMENT PLAN:

A CONVENIENT OPTION

Through automatic investing, you can invest equal amounts of money on a regular basis.

At the time you open your account or any time afterward, you can elect Harris Insight Funds' Automatic Investment Plan by so indicating on the Harris Insight Funds New Account Application. The Plan lets you invest as little as $50 a month in the Fund of your choice through electronic withdrawals from your checking or savings account. (If your checking or savings account does not have sufficient assets to permit the Automatic Investment in any month, your participation in the Plan will cease and a new application will be needed to reinstate your Plan.)

For more information on any of Harris Insight Funds' shareholder services, please call 800.982.8782.


CHOOSE YOUR INVESTMENT AMOUNT

The Harris Insight Funds offer a flexible range of minimum investment amounts to initiate or add to your investment program.

                                                     MINIMUM PER FUND

To open a regular account...............................$1,000

To open a retirement account..............................$250

To open an account using the Automatic Investment Plan.....$50

To add to an existing account..............................$50


MORE ABOUT BUYING SHARES

MULTIPLE OWNERS

If you register your account as belonging to multiple owners, e.g., as joint tenants, you must provide specific authorization on your application in order for us to accept instructions from a single owner. Otherwise, all owners will have to authorize any transactions in the account.


TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.


HOURS OF OPERATION

The Funds are open for business each day the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open for business. The Funds are closed for business on:

New Year's Day                   Memorial Day               Veterans' Day
Martin Luther King, Jr. Day      Independence Day           Thanksgiving Day
Presidents' Day                  Labor Day                  Christmas Day
Good Friday                      Columbus Day

You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m. Central time.

PLEASE INDICATE WHETHER YOU WOULD LIKE THE ABILITY TO BUY, REDEEM OR EXCHANGE SHARES BY TELEPHONE OR WIRE WHEN YOU COMPLETE YOUR APPLICATION.









                               HOW TO SELL SHARES


ACCESSING YOUR MONEY IS EASY

You may sell, or redeem, some or all of your shares when the Funds are open for business by doing one of the following.



--------------------------------- ------------------------------ ------------------------------ ------------------------------
                                                                         BY TELEPHONE                 THROUGH FINANCIAL
       BY MAIL AND CHECK             BY TELEPHONE AND CHECK              AND BANK WIRE            INSTITUTION/PROFESSIONAL
--------------------------------- ------------------------------ ------------------------------ ------------------------------
You may sell shares by writing
the Funds at:                     If you have chosen the         If you have chosen the wire    Contact your financial
  Harris Insight Funds            telephone redemption           redemption privilege, you      institution or professional
  c/o PFPC Inc.                   privilege, you may call        may call 800.625.7073,         for more information.
  P.O. Box 8952                   800.625.7073, during           during business hours, to
  Wilmington, DE 19899-8952       business hours, to sell your   sell your shares and have      Important note: Each
                                  shares.                        your proceeds wired to a       institution of professional
A check for your proceeds will                                   pre-designated bank account.   may have its own procedures
be mailed to you.                 A check for your proceeds                                     and requirements for selling
                                  will be mailed to you.                                        shares and may charge fees.
--------------------------------- ------------------------------ ------------------------------ ------------------------------


A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See page __ for more information.)

The Funds reserve the right to pay redemptions "in kind" - payment in portfolio securities rather than cash if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.



MORE ABOUT REDEMPTIONS


WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is accepted by the Funds' transfer agent in good order. Your order will be processed and a check for the proceeds will be mailed to you promptly. Payment by wire will generally be sent the following business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed once the check clears, which may take up to 15 days.

Under unusual circumstances, the Funds may suspend redemptions, if allowed by the Securities and Exchange Commission, or postpone payment.


MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.


SYSTEMATIC WITHDRAWAL PLAN (NOT AVAILABLE FOR IRAS OR OTHER RETIREMENT ACCOUNTS)

You may enroll in the Systematic Withdrawal Plan (SWP) by so indicating on the Harris Insight Funds New Account Application. Using the SWP, you may redeem a specific dollar amount (not less than $100) from your Harris Insight Funds account each month, quarter, six months or year.

To enroll in the SWP, you must meet the following conditions:

o  you must have elected to reinvest your Fund dividends,

o your shares of the Fund from which you want shares redeemed must have a value of at least $10,000 at the time of each withdrawal, and

o your shares must not be subject to the Contingent Deferred Sales Load that applies to certain purchases of A Shares.

Plan redemptions are normally processed on the 25th day of the applicable month (or on the next Business Day if the normal processing day is not a Business Day) and are paid promptly thereafter. You should know that, if your SWP withdrawals are greater than the amount of dividends from your Fund, the withdrawals reduce the principal invested. (If your Fund account does not have a sufficient balance to permit a Systematic Withdrawal, your participation in the SWP will cease and a new application will be needed to reinstate your Plan.)

SIGNATURE GUARANTEES

The Funds require signature guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is -

o  To be payable to anyone other than the shareholder(s) of record

o  To be mailed to an address other than the address of record

o  To be wired to a bank other than one previously authorized

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that is a participant in a medallion program recognized by the Securities Transfer Association.



For more information on any of Harris Insight Funds' shareholder services, please call 800.982.8782.





REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account if the value of the account is reduced below $500 ($250 in the case of a retirement account) and mail the proceeds to the shareholder, unless the reduction is due to market activity. However, the shareholder would first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION

EXCHANGING SHARES

You may exchange your A Shares of a Fund for A Shares of any other Harris Insight Fund or for N Shares of any Harris Insight Money Market Fund without a sales charge, provided that:

o Your A Shares have been held for at least seven days
o Your account registration stays the same
o The shares you wish to buy are registered for sale in your home state

Any N Shares of a Harris Insight Money Market Fund that you obtain by an exchange of A Shares of another Fund may in turn be exchanged for and invested in A Shares of any Fund without a sales charge. A sales charge will apply to exchanges of N Shares from a Harris Insight Money Market Fund if those Shares
(a) were not purchased through a previous exchange from A Shares of a Fund or
(b) are attributable to dividends and interest earned on Harris Insight Money Market Funds N Shares.

The Harris Insight Money Market Funds N Shares are offered by a separate prospectus.

Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than four exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four-exchange limit. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

Each Fund reserves the right to refuse an exchange by any person or group if, in Harris Trust's judgment, the Fund to be purchased might be unable to invest the money effectively in accordance with its investment objective and policies or might otherwise be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days written notice.

The procedures that apply to redeeming shares also apply to exchanging shares.

DIRECTED DIVIDEND PLAN (DDP)

You may direct your dividends and/or distributions from one Harris Insight Fund to be reinvested automatically in another Harris Insight Fund without any fee or sales charge, provided that both Funds are in the same share class (except for directing dividends between A Shares and N Shares of the Money Market Funds and Index Fund) and have identical ownership registration. To use the DDP, you must maintain a balance of at least $1,000 in the Fund account from which dividends are paid at the time each DDP payment is made. (If your Fund account does not have a sufficient balance to permit a Directed Dividend payment, your participation in the DDP will cease and a new application will be needed to reinstate your Plan.)

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone, rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.


REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o  An annual account statement

o  A quarterly consolidated statement

o  A confirmation statement, each time you buy, sell or exchange shares

o An annual and semi-annual report to shareholders for each Fund in which you invest



                        DIVIDENDS AND TAX CONSIDERATIONS

Dividends of net investment income, if any, are declared and paid at least annually by each Fund. Following is the schedule of payments:

--------------------------------------------------------------------------------
   FUND                                        DECLARED AND PAID

   Balanced Fund                               Quarterly

   Equity Income Fund                          Quarterly

   Equity Fund                                 Quarterly

   Growth Fund                                 Annually

   Small-Cap Value Fund                        Annually

   Small-Cap Opportunity Fund                  Annually

   International Fund                          Annually

   Emerging Markets Fund                       Annually

   Convertible Securities Fund                 Quarterly

   Tax-Exempt Bond Fund                        Daily/Monthly

   Bond Fund                                   Daily/Monthly

   Intermediate Tax-Exempt Bond Fund           Daily/Monthly

   Short/Intermediate Bond Fund                Daily/Monthly

   Intermediate Government Bond Fund           Daily/Monthly
--------------------------------------------------------------------------------

Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at net asset value and credited to your account on the payment date, or paid in cash. Distribution checks and account statements will be mailed approximately two business days after the payment date.


TAX CONSIDERATIONS

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.



The tax status of any distribution is the same regardless of how long you have been in the Fund and whether you reinvest it in additional shares or take it in cash.

o All dividends paid, including net short-term capital gains (except "exempt-interest dividends") are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.


EXEMPT-INTEREST DIVIDENDS

Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.




                            DISTRIBUTION ARRANGEMENTS

SERVICE PLAN

Under a service plan adopted under Rule 12b-1, each of the Funds bears the costs and expenses connected with advertising and marketing A Shares and may pay the fees of financial institutions, securities dealers and other industry professionals (which may include Harris Trust and its affiliates) for shareholder support services at a rate of up to 0.25% of the average daily net asset value of each Fund's A Shares. Because these expenses are paid out of the Fund's assets on an on-going basis, over time these expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.


MULTIPLE CLASSES

Each Fund offers three classes of shares, N Shares, A Shares and Institutional shares. The shares of each class are offered by a separate prospectus.









                        MASTER FUND/FEEDER FUND STRUCTURE

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure, in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.









                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund A Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in A Shares of each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.

   These financial highlights should be read with the financial statements.

                                 (Insert Tables)

FOR MORE INFORMATION

More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
Four Falls Corporate Center, 6th Floor
West Conshohocken, PA 19428-2961

ON THE INTERNET
Text only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

HARRIS INSIGHT FUNDS
HTTP://WWW.HARRISINSIGHT.COM



Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.

                                     HARRIS
                                INSIGHT(R) FUNDS


                                    N Shares


                             MAY 1, 2000 PROSPECTUS


                           HARRIS INSIGHT EQUITY FUNDS
                                  BALANCED FUND
                                   INDEX FUND
                               EQUITY INCOME FUND
                                   EQUITY FUND
                                   GROWTH FUND
                              SMALL-CAP VALUE FUND
                           SMALL-CAP OPPORTUNITY FUND
                               INTERNATIONAL FUND
                              EMERGING MARKETS FUND

                        HARRIS INSIGHT FIXED INCOME FUNDS
                           CONVERTIBLE SECURITIES FUND
                              TAX-EXEMPT BOND FUND
                                    BOND FUND
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                          SHORT/INTERMEDIATE BOND FUND
                        INTERMEDIATE GOVERNMENT BOND FUND

                        HARRIS INSIGHT MONEY MARKET FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                                MONEY MARKET FUND
                          GOVERNMENT MONEY MARKET FUND


      AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC)
 HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS
  PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

           INTRODUCTION TO EQUITY FUNDS       PAGE 2
            HARRIS INSIGHT EQUITY FUNDS
                          Balanced Fund            4
                             Index Fund            6
                     Equity Income Fund            8
                            Equity Fund           10
                            Growth Fund           12
                   Small-Cap Value Fund           14
             Small-Cap Opportunity Fund           16
                     International Fund           18
                  Emerging Markets Fund           20
                    Risk Considerations           22
                     Fees and Expenses.           26


     INTRODUCTION TO FIXED INCOME FUNDS           28
      HARRIS INSIGHT FIXED INCOME FUNDS
            Convertible Securities Fund           30
                   Tax-Exempt Bond Fund           32
                              Bond Fund           34
      Intermediate Tax-Exempt Bond Fund           36
           Short-Intermediate Bond Fund           38
      Intermediate Government Bond Fund           40
                    Risk Considerations           42
                      Fees and Expenses           44

                  INTRODUCTION TO MONEY
                           MARKET FUNDS           46
      HARRIS INSIGHT MONEY MARKET FUNDS
           Tax-Exempt Money Market Fund           48
                      Money Market Fund           50
           Government Money Market Fund           52
                    Risk Considerations           54
                      Fees and Expenses           56

                     INVESTMENT ADVISER           58

                     PORTFOLIO MANAGERS           60

                 PRICING OF FUND SHARES           64

                   SHAREHOLDER SERVICES           66

       DIVIDENDS AND TAX CONSIDERATIONS           73

              DISTRIBUTION ARRANGEMENTS           75

     MASTER FUND/FEEDER FUND STRUCTURE            76

                   FINANCIAL HIGHLIGHTS           77

                 INTRODUCTION TO THE HARRIS INSIGHT EQUITY FUNDS


    The Harris Insight Equity Funds invest in stocks, which represent partial ownership in a company. These Funds generally pursue capital appreciation: that is, an increase in the Fund's share value. In some cases, the Harris Insight Equity Funds also seek dividend income.

    Equity funds' share prices will fluctuate with changes in the market and economy as well as with the fortunes of the companies issuing the underlying stocks. For this reason, equity fund share prices can sometimes be more volatile than the share prices of other types of funds, exhibiting sharp increases or decreases over relatively short periods of time.


WHY INVEST IN EQUITY FUNDS?
Equity funds offer investors the potential for greater returns than fixed income funds and are considered an attractive choice for outpacing inflation over the long term. Equity funds are more appropriate for investors who can tolerate a higher degree of risk in exchange for an opportunity to pursue attractive long-term investment rewards.

HOW ARE SECURITIES SELECTED FOR THE HARRIS INSIGHT EQUITY FUNDS?

The portfolio manager considers a combination of factors when selecting portfolio securities:

o    Measurable elements, such as the value of assets and the cost of capital

o    Economic, financial and market indicators

o    A company's financial condition, management and position in its industry

Based on this analysis, the portfolio manager endeavors to identify stocks of companies that may demonstrate:

o    Above-average earnings, sales and asset value growth

o    Greater potential value than is perceived by others in the marketplace



Shares of the Harris Insight Equity Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 22.

                           HARRIS INSIGHT EQUITY FUNDS
                                  BALANCED FUND

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide current income and capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund invests in a portfolio of equity and fixed income securities. Under normal market conditions, equity securities will comprise between 40% and 65% of the Fund's assets, and fixed income securities will comprise at least 25% of the Fund's assets.

The portfolio manager continually reviews and adjusts the blend of the securities in an effort to enhance returns based on current market conditions, interest rate projections and other economic factors.

The Fund seeks to provide an overall return comprising between 40% and 65% of the return of the STANDARD & POOR'S 500 STOCK INDEX and between 35% and 60% of the return of the LEHMAN BROTHERS AGGREGATE BOND INDEX.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, Page 22.)

o    Allocation risk

o    Interest rate risk

o    Market risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN

(as of 12/31 each year)

1999     1998

-1.52%   8.29%


Best Quarter:     Q4 1998       5.92%

Worst Quarter:    Q3 1998      -6.35%

Average Annual Total Return
(as of 12/31/99)

                              Inception
                      1 Year  (4/16/97)

Balanced Fund         -1.52%   10.08%

S&P 500 Stock Index    ____%    ____%

Lehman Brothers
Aggregate Bond Index   ____%    ____%



TERMS TO KNOW

Standard & Poor's 500 Stock Index (S&P 500(R))

An unmanaged index consisting of 500 widely held U.S. common stocks. The stocks in the index are chosen based on industry representation, liquidity and stability. The index is designed to reflect the returns of many different sectors of the U.S. economy.

Lehman Brothers Aggregate Bond Index
An index measuring the total return of approximately 6,500 U.S. bonds.



                                   INDEX FUND

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide the return and risk characteristics of the S&P 500.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally holds at least 90% of the 500 securities in the S&P 500 and attempts to match its holdings of each issue with that security's proportional representation in the S&P 500.

The portfolio manager employs a "passively" managed - or index - investment approach that attempts to replicate the performance of the index without necessarily investing in all of its stocks. This approach is unlike traditional methods of active investment management whereby securities are selected on the basis of economic, financial and market analysis. The Fund seeks a quarterly performance within one percentage point of the performance of the S&P 500. On a regular basis, the portfolio manager compares the Fund's performance to that of the S&P 500. The portfolio manager may adjust the Fund's holdings if the Fund's performance does not adequately track the performance of the S&P 500.

Apart from its equity investments, the Fund may use S&P 500 STOCK INDEX FUTURES CONTRACTS to reduce transactional costs and simulate full investment in the S&P 500 while retaining a cash balance for portfolio management purposes.

WHAT IS THE FUND'S PRINCIPAL RISK?

(See Risk Considerations, Page 22.)

o    Market risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1999     1998     1997     1996     1995    1994     1993

20.14%   27.88%   32.51%   22.47%   36.62%  0.53%    9.23%


Best Quarter:     Q4 1998      19.57%

Worst Quarter:    Q3 1998     -10.03%

Average Annual Total Return*
(as of 12/31/99)
                              Inception
              1 Year  5 Years (4/1/92)

Index Fund    20.14%  27.78%   19.70%

S&P 500
Stock Index    ____%   ____%    ____%

* The Fund is the successor to a collective or common investment fund managed by Harris Trust and Savings Bank (Harris Trust) with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

TERMS TO KNOW

S&P 500 Stock Index Futures Contracts
Agreements whereby one party agrees to accept, and the other party agrees to deliver, a dollar amount based on the value of the S&P 500 on a specified future date. Purchasers of index futures contracts may participate in the performance of the securities included in the index without committing the full amount of capital required to purchase all of the individual securities.



                               EQUITY INCOME FUND

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide current income and, secondarily, capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in common stocks that can be found in the S&P 500 or other attractive issues. These stocks are of larger capitalization companies (i.e., companies with MARKET CAPITALIZATIONS in excess of $1 billion).

The portfolio manager's approach should produce returns that are similar to those of the S&P 500 and its corresponding sectors, yet with a higher level of income.

The portfolio manager utilizes a disciplined investment process designed to maintain a diversified portfolio of the equity securities of higher quality companies.

The portfolio manager seeks securities with:

o    Higher-than-average dividend yields

o    Stronger-than-average growth characteristics

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, Page 22.)

o    Market risk

o    Market segment risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)


1999     1998     1997     1996     1995    1994

9.68%    22.66%   31.53%   17.62%   36.50%  -0.66%


Best Quarter:     Q4 1998      19.62%

Worst Quarter:    Q3 1998     -11.12%

Average Annual Total Return*
(as of 12/31/99)
                              Inception
              1 Year  5 Years (1/1/94)
Equity
Income Fund    9.68%  23.22%   18.87%

S&P 500
Stock Index    ____%   ____%    ____%


*The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.


TERMS TO KNOW

MARKET CAPITALIZATION

The total market value of a company's outstanding shares of common stock, calculated by multiplying the number of shares outstanding by the current market price of the shares.



                                   EQUITY FUND

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation and current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with MARKET CAPITALIZATIONS in excess of $1 billion).

The portfolio manager selects stocks that represent sectors found within the S&P 500 in an effort to:

O Provide greater returns, over the long-term, than the securities comprising the S&P 500

O    Maintain a risk level approximating that of the S&P 500

The Fund's portfolio consists of approximately 50 to 75 stocks, diversified among major sectors of the market.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, Page 22.)

o    Market risk

o    Market segment risk


HOW HAS THE FUND PERFORMED

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)


1999     1998     1997     1996     1995    1994     1993     1992     1991     1990

-1.74%   13.42%   35.45%   24.15%   36.26%  -2.05%   18.23%   8.19%    27.29%   -7.87%


Best Quarter:     Q4 1998      18.66%

Worst Quarter:    Q3 1998     -14.52%

Average Annual Total Return
(as of 12/31/99)

              1 Year  5 Years 10 Years

Equity Fund   -1.74%  20.62%   14.14%

S&P 500
Stock Index    ____%   ____%    ____%



TERMS TO KNOW

Market capitalization, see page 9.



                                   GROWTH FUND

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with MARKET CAPITALIZATIONS in excess of $1 billion).

The portfolio manager selects securities that are considered to be undervalued and to represent growth opportunities. The Fund's investment management discipline emphasizes growth in sales, earnings and asset values.


WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, Page 22.)

o    Market risk

o    Market segment risk

o    Volatility risk


HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)

1999     1998     1997     1996     1995    1994     1993

16.22%   24.68%   32.54%   28.60%   36.16%  -0.30%   5.96%


Best Quarter:     Q4 1998      22.65%

Worst Quarter:    Q3 1998     -11.95%

AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

                              Inception
              1 Year  5 Years (4/1/92)

Growth Fund   16.22%  27.45%   19.16%

S&P 500
Stock Index    ____%   ____%    ____%



*The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.



Terms To Know

MARKET CAPITALIZATION, SEE PAGE 9.


                              SMALL-CAP VALUE FUND

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in the securities of smaller capitalization companies (i.e., companies that fall in the lowest 15% of publicly traded companies listed in the U.S. determined by MARKET
CAPITALIZATIONS). These securities tend to be represented in the Russell 2000 Index, an index of companies with a median market capitalization of $428 million, that is a popular measure of the stock price performance of small companies.

Using a "value" approach, the portfolio manager buys those securities considered to be conservatively valued relative to the securities of comparable companies. The portfolio manager pays particular attention to a company's current and forecasted earnings levels.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, Page 22.)

o    Market risk

o    Small company risk

o    Volatility risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)


1999     1998     1997     1996     1995    1994     1993     1992     1991     1990

0.22%     -4.15%  29.09%   14.50%   26.78%  -3.44%   14.68%   15.95%   41.39%   -16.52%


Best Quarter:     Q1 1991      20.93%

Worst Quarter:    Q3 1990     -23.80%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

                 1 Year     5 Years   10 Years

Small-Cap
Value Fund        0.22%      12.53%      10.59%

Russell 2000
Small Stock Index ____%       ____%       ____%

Russell 2000
Value Index **    ____%       ____%       ____%

* The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

**The Fund's primary benchmark will now be the Russell 2000 Value Index - a small-cap value index comprised of stocks in the Russell 2000 Small Stock Index that have a lower price-to-book ratio and/or forecasted earnings growth. This index better reflects the investment objectives and policies of the Fund.


TERMS TO KNOW

MARKET CAPITALIZATION, SEE PAGE 9.


                           SMALL-CAP OPPORTUNITY FUND


WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in the securities of smaller capitalization companies (i.e., companies that fall in the lowest 15% of publicly traded companies listed in the U.S. determined by MARKET
CAPITALIZATIONS). These securities tend to be represented in the Russell 2000 Index, an index of companies with a median market capitalization of $428 million, that is a popular measure of the stock price performance of small companies.

The Fund invests in the securities of companies that the portfolio manager believes have superior growth potential. In selecting securities, the portfolio manager pays particular attention to companies offering potentially above-average earnings, sales and asset value growth. The portfolio manager buys those securities considered to be attractively valued relative to the securities of comparable companies.



WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, Page 22.)

o    Market risk

o    Small company risk

o    Volatility risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)


1999     1998     1997     1996     1995    1994     1993     1992     1991     1990

39.75%   0.99%    25.14%   18.53%   25.99%  -3.96%   14.85%   18.71%   47.29%   -11.79%

Best Quarter:     Q4 1999      28.14%

Worst Quarter:    Q3 1990     -23.83%

AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

                  1 Year   5 Years 10 Years

Small-Cap
Opportunity Fund  39.75%   21.41%   16.20%

Russell 2000
Small StockIndex   ____%    ____%    ____%

* The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

TERMS TO KNOW

MARKET CAPITALIZATION, SEE PAGE 9.

                               INTERNATIONAL FUND



WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation. Current income is a secondary objective.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in non-U.S. equity securities. The Fund invests in at least three foreign countries to reduce risk.

The Fund invests in securities that the portfolio manager believes are undervalued. When selecting securities, the portfolio manager pays particular attention to the quality of a company's management, its growth prospects and financial soundness.

The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, Page 22.)

o    Currency rate risk

o    Foreign securities risk

o    Geographic concentration risk

o    Market risk

o    Volatility risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)


1999     1998     1997     1996     1995    1994     1993     1992     1991     1990

26.81%   -4.84%   -5.21%   4.89%    3.87%   4.11%    24.36%   -4.60%   11.77%   -22.40%

Best Quarter:     Q2 1999      14.50%

Worst Quarter:    Q3 1990     -19.83%

AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

               1 Year  5 Years 10 Years

International
Fund           26.81%   4.50%    2.93%

MSCI EAFE
Index           ____%   ____%    ____%

* The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.


                              EMERGING MARKETS FUND



WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in equity securities of issuers located in emerging market countries. The portfolio manager selects securities it considers to be undervalued.

The Fund's investments reflect a broad cross-section of countries, industries and companies.

When selecting securities, the portfolio manager pays particular attention to the quality of a company's management, its growth prospects and financial soundness.

The portfolio manager also evaluates such criteria as:

o    Political climate of a country

o    Interest rate and currency considerations

o    Equity market valuations

The Fund may invest in certain debt securities when the portfolio manager believes the potential for appreciation equals or exceeds that available from investments in common stock.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, Page 22.)

o    Currency rate risk

o    Foreign securities risk

o    Geographic concentration risk

o    Market risk

o    Volatility risk


HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

(as of 12/31 each year)


1999     1998

64.06%   -31.50%


Best Quarter:     Q4 1999      32.38%

Worst Quarter:    Q2 1998     -27.18%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/99)

                              Inception
                      1 Year (10/21/97)

Emerging Markets
Fund                  64.06%   -1.85%

MSCI Emerging
Markets Index          ____%    ____%



TERMS TO KNOW

EMERGING MARKET COUNTRY
The World Bank and other international agencies define a developing country on the basis of such factors as trade initiatives, per capita income and level of industrialization. There are over 130 countries that are emerging or developing under this standard and approximately 40 of these countries have stock markets. Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.


                       RISK CONSIDERATIONS - EQUITY FUNDS


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o    The investment objective

o    The Fund's ability to achieve its objective

o    The markets in which the Fund invests

o    The investments the Fund makes in those markets

o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

ALLOCATION RISK

The risk that the percentages of the Fund's assets invested in equities and fixed income securities, respectively, will not be optimum for market conditions at a given time.

COUNTERPARTY RISK

The risk that when a fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement and securities lending transactions with another party, it relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

CURRENCY RATE RISK

The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Although a fund may engage in foreign currency hedge transactions to help reduce this risk, those transactions may not be effective or appropriate in particular situations nor, of course, will they protect against declines in security values.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

GEOGRAPHIC CONCENTRATION RISK

The risk that, if a fund concentrates its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

INTEREST RATE RISK

The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates may produce an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MARKET SEGMENT RISK

The risk that investments concentrated in one portion of the market (e.g., large capitalization stocks or short-term government bonds) will underperform the overall market.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

SMALL COMPANY RISK

The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

VOLATILITY RISK

The risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.



The risks of investing in the various Funds are illustrated in the chart below.


-----------------------------------------------------------------------------------------------------------------
                              Equity                  Small-Cap   Small-Cap                        Emerging
             Balanced  Index  Income Equity  Growth   Value       Opportunity    International     Markets
-----------------------------------------------------------------------------------------------------------------

  RISKS

  Allocation     o

  Counterparty   o       o      o       o       o       o           o               o                o

  Credit         o                                                                  o                o

  Currency
  rate           o                                                                  o                o


                                       15


  Foreign
  Securities     o              o       o       o       o           o               o                o

  Geographic
  concentration                                                                     o                o

  Interest rate  o       o

  Leverage       o       o      o       o       o       o           o               o                o

  Market         o       o      o       o       o       o           o               o                o

  Market
  segment                o      o       o       o       o           o

  Prepayment     o                                                                  o                o

  Small company                                         o           o               o                o
-----------------------------------------------------------------------------------------------------------------

  Volatility     o       o      o       o       o       o           o               o                o



                        FEES AND EXPENSES - EQUITY FUNDS

      The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Equity Funds.



SHAREHOLDER FEES  (fees paid directly from your investment)
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON  PURCHASES                       None

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                    None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS             None

REDEMPTION FEE                                                          None

EXCHANGE FEE                                                            None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

----------------------------------------------------------------------------------------------------------------------
                                      Equity                      Small-Cap Small-Cap                 Emerging
                 Balanced    Index    Income    Equity    Growth    Value  Opportunity International  Markets
                   Fund      Fund      Fund      Fund      Fund      Fund      Fund         Fund        Fund
----------------------------------------------------------------------------------------------------------------------

Investment
Advisory Fees1     0.60%     0.25%     0.70%     0.70%     0.90%     0.80%     1.00%        1.05%       1.25%
----------------------------------------------------------------------------------------------------------------------

Shareholder
Servicing Fees     0.25      0.25      0.25      0.25      0.25      0.25      0.25         0.25        0.25
----------------------------------------------------------------------------------------------------------------------

Other Expenses     0.38      0.21      0.26      0.19      0.21      0.25      0.21         0.28        0.83

Total Operating
Expenses(1)        1.23%     0.71%     1.21%     1.14%     1.36%     1.30%     1.46%        1.58%       2.33%
----------------------------------------------------------------------------------------------------------------------

1 Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect waivers of advisory fees by Harris Trust. After these waivers, actual Fund advisory fees and total operating expenses for the fiscal year ended December 31, 1999 were:


                                      Equity                      Small-Cap Small-Cap                 Emerging
                 Balanced    Index    Income    Equity    Growth    Value  Opportunity International  Markets
                   Fund      Fund      Fund      Fund      Fund      Fund      Fund         Fund        Fund
----------------------------------------------------------------------------------------------------------------------

  Investment
  Advisory Fees    0.50%     0.24%     0.67%     0.70%     0.89%     0.74%     0.99%        1.05%       0.92%
----------------------------------------------------------------------------------------------------------------------

  Total Operating
  Expenses         1.13%     0.70%     1.18%     1.14%     1.35%     1.24%     1.45%        1.58%       2.00%
----------------------------------------------------------------------------------------------------------------------


Customers of a financial institution, such as Harris Trust, may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.



EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Harris Insight Equity Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


----------------------------------------------------------------------------------------------------------------------
                                      Equity                      Small-Cap Small-Cap                 Emerging
                 Balanced    Index    Income    Equity    Growth    Value  Opportunity International  Markets
                   Fund      Fund      Fund      Fund      Fund      Fund      Fund         Fund        Fund
----------------------------------------------------------------------------------------------------------------------

One Year         $  125    $   73    $  123    $  116    $  138    $  132    $  149       $  161      $  236

Three Years         390       227       384       362       431       412       462          499         727

Five Years          676       395       665       628       745       713       797          860       1,245

Ten Years         1,489       883     1,466     1,386     1,635     1,568     1,746        1,878       2,666
----------------------------------------------------------------------------------------------------------------------


              INTRODUCTION TO THE HARRIS INSIGHT FIXED INCOME FUNDS


            The Harris Insight Fixed Income Funds invest primarily in
               bonds, which are debt instruments that normally -

                o Pay a set amount of interest on a regular basis

         o Repay the face amount, or principal, at a stated future date

      o Are issued by domestic and foreign corporations, federal and state governments, and their agencies



WHY INVEST IN FIXED INCOME FUNDS?

Fixed income funds can play a key role in an investor's portfolio by offering:

o    A reasonable level of current income

o    A measure of price stability relative to equity fund investments

o In the case of tax-exempt funds, income that is generally free from federal income tax

HOW DO FIXED INCOME FUNDS PROVIDE A STEADY STREAM OF INCOME?

Fixed income funds earn income on the underlying securities and pay this out to the shareholders on a regular (e.g., monthly) basis.

WHAT CAUSES BOND VALUES TO CHANGE?

Investors should be aware that bonds will fluctuate in value for any of three main reasons:

o    A change in interest rates

o    A change in economic conditions

o    A change in the financial condition of the issuer

HOW DOES THE PRICE OF A BOND MOVE WITH INTEREST RATES?

When interest rates rise, bond prices fall and vice versa. Changing interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. As a result, when prevailing interest rates rise, the prices of long-term bonds decrease, to a greater degree than the prices of short-term bonds. The reverse is true when interest rates fall.

HOW ARE BONDS GRADED?

Bond quality, or grade, refers to the creditworthiness (the ability to repay debt) of the issuing organization. Higher ratings indicate better quality. Independent rating services, such as Moody's Investors Service or Standard & Poor's, publish and disseminate bond quality ratings on a regular basis.

HOW ARE SECURITIES SELECTED FOR THE HARRIS INSIGHT FIXED INCOME FUNDS?

The portfolio manager actively manages fixed income investments in pursuit of attractive investment opportunities. The portfolio manager applies three key tools in selecting securities:

o Analysis of economic and market conditions affecting the fixed income markets, including forecasting the direction of interest rates

o Assessment of the yield advantages of different classes of bonds or sectors of the bond market

o Assessment of the value offered, relative to other investment opportunities, including an independent review of each issue's credit quality

Based on this analysis, the portfolio manager endeavors to identify bonds that appear:

o    Undervalued relative to the market's expectations

o    Positioned to benefit from anticipated changes in interest rates


Shares of the Harris Insight Fixed Income Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information. The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 42.

                        HARRIS INSIGHT FIXED INCOME FUNDS
                           CONVERTIBLE SECURITIES FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide capital appreciation and current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in CONVERTIBLE SECURITIES (bonds, preferred stock and other instruments that are convertible into common stock).

The Fund also may invest up to 35% of its assets in SYNTHETIC CONVERTIBLES and 15% of its assets in common stocks. When, in the portfolio manager's opinion, convertible securities do not serve the Fund's objective, the Fund may invest part or all of its assets in U.S. GOVERNMENT SECURITIES, corporate debt obligations and short-term money market instruments. The portfolio manager will continue to seek current income during such periods, but will put less emphasis on capital appreciation.

The portfolio manager invests primarily in convertible securities rated "B" or better by Standard & Poor's Corporation and Moody's Investors Service, Inc. (or, if not rated, securities considered by the portfolio manager to be of comparable quality). The Fund may also invest up to:

O    15% of its assets in securities rated "B-"

o 5% of its assets in convertible securities rated "CCC" by Standard & Poor's or "Caa" by Moody's. (Securities rated "BB" or below by Standard & Poor's or "Ba" or below by Moody's are "high yield" securities, commonly known as "junk bonds." These securities are considered speculative and are subject to increased risk.)

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 42.)

o    Credit risk

o    Interest rate risk

o    Market risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)


1999     1998     1997     1996     1995    1994     1993     1992     1991     1990

31.75%   -2.04%   18.32%   20.77%   18.93%  -3.36%   13.52%   17.31%   26.90%   -20.62%


Best Quarter:     Q4 1999      25.13%

Worst Quarter:    Q3 1990     -17.71%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

              1 Year  5 Years 10 Years

Convertible
Securities
Fund          31.75%  17.01%   11.02%

First Boston
Convertible
Index          ____%   ____%    ____%



* The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.



TERMS TO KNOW

CONVERTIBLE SECURITIES
Bonds, debentures, notes, preferred stock or other securities that are convertible into common stock. Convertible securities have some unique return characteristics relative to market fluctuations:

o    When equity markets go up, they tend to rise in price

o When interest rates rise, they tend to decline relatively less in price than long-term bonds

SYNTHETIC CONVERTIBLES
Issues that function like a convertible security by combining separate securities into one investment package offering fixed income and the right to acquire stock.

U.S. GOVERNMENT SECURITIES
Obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.



                              TAX-EXEMPT BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income that is exempt from federal income tax.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 80% of its assets in MUNICIPAL SECURITIES with varying maturities. These securities are generally exempt from federal income tax and not subject to the ALTERNATIVE MINIMUM TAX.

The portfolio manager employs:

o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

o In-depth credit analysis to help ensure that the municipalities issuing the bonds are likely to repay their debt

The Fund also may invest in U.S. GOVERNMENT SECURITIES and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in the value of portfolio securities.

In pursuit of higher income, the portfolio manager normally favors longer-term bonds that typically mature in ten years or more. In exchange for this higher potential income, investors may experience higher share price volatility than would occur through investments with shorter maturities.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 42.)

o    Credit risk

o    Interest rate risk

o    Municipal market risk

o    Prepayment risk


HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.



YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1999     1998     1997     1996     1995    1994     1993     1992     1991     1990

-3.31%   4.62%    8.28%    3.43%    14.16%  -7.53%   12.67%   8.09%    11.34%   5.34%


Best Quarter:     Q_ 199_       ____%

Worst Quarter:    Q1 1994      -5.15%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

              1 Year  5 Years 10 Years

Tax-Exempt
Bond Fund     -3.31%   5.28%    5.50%

Lehman
Brothers
Municipal
Bond Index     ____%   ____%    ____%


* The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.


TERMS TO KNOW

ALTERNATIVE MINIMUM TAX (AMT)
A federal tax designed to ensure that individuals, trusts, estates and companies are limited in their deductions, exemptions, and tax credits when calculating federal income tax liability.

MUNICIPAL SECURITIES
Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are exempt from federal income tax.

U.S. GOVERNMENT SECURITIES, SEE PAGE 31.

                                    BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide a high level of total return, including a competitive level of current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in bonds and similar fixed income securities.

The Fund may invest in the following:

o    Bonds and debentures

o    U.S. GOVERNMENT SECURITIES

o    Debt obligations of foreign governments

o    MORTGAGE-BACKED SECURITIES

o    MUNICIPAL SECURITIES

o    ZERO COUPON SECURITIES

o    Other floating/variable rate obligations

o    Options and interest-rate futures contracts

The Fund normally maintains a DOLLAR WEIGHTED AVERAGE MATURITY (or average life with respect to mortgage-backed and asset-backed securities) of between five and ten years. Accordingly, the Fund's holdings may experience more share price volatility than bonds with shorter maturities, making the Fund a more suitable investment for long-term investors.


WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 42.)

o    Credit risk

o    Interest rate risk

o    Prepayment risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)


1999     1998     1997

-1.16%   6.86%    9.14%



Best Quarter:     Q3 1997       3.61%

Worst Quarter:    Q2 1999      -1.13%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/99)

                              Inception
                      1 Year  (4/22/96)

Bond Fund             -1.16%    5.36%

Lehman Brothers
Aggregate Bond Index   ____%    ____%



TERMS TO KNOW

U.S. GOVERNMENT SECURITIES, SEE PAGE 31.

MORTGAGE-BACKED SECURITIES
Debt issues, based on a pool of underlying mortgages, that make interest and principal payments to investors.

MUNICIPAL SECURITIES, SEE PAGE 33.

ZERO COUPON SECURITIES
Securities that do not pay a stated interest rate, but are sold at a deep discount to their value at maturity. The difference between its discounted price and the full value of the security at maturity represents the payment of interest.

DOLLAR WEIGHTED AVERAGE MATURITY
An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.



                        INTERMEDIATE TAX-EXEMPT BOND FUND



WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide a high level of current income that is exempt from federal income tax.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 80% of its assets in a broad range of MUNICIPAL SECURITIES. These securities are generally exempt from federal income tax and not subject to the ALTERNATIVE MINIMUM TAX.

Under normal market conditions, the Fund's investments will have a DOLLAR WEIGHTED AVERAGE MATURITY in a range of three to ten years. Such intermediate-term securities share these basic characteristics:

o They offer a higher income stream and somewhat higher share price volatility than shorter-term municipal bond funds

o They tend to deliver less income with greater share price stability than longer-term bond funds

The Fund also may invest in U.S. GOVERNMENT SECURITIES and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in value of portfolio securities.


WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 42.)

o    Credit risk

o    Interest rate risk

o    Municipal market risk

o    Prepayment risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)


1999     1998     1997     1996     1995    1994     1993     1992     1991     1990

-0.68%   4.67%    6.14%    2.80%    11.40%  -3.33%   8.28%    6.50%    10.75%   6.08%


Best Quarter:     Q_ 199_       ____%

Worst Quarter:    Q1 1994      -2.89%

AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

              1 Year  5 Years 10 Years

Intermediate
Tax-Exempt
Bond Fund     -0.68%   4.79%    5.17%

Lehman
Brothers
Quality
Intermediate
Municipal
Bond Index     ____%   ____%    N/A **

Lehman
Brothers
3-15 Year Blend
Municipal
Index***       ____%   ____%    ____%


 *The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

**The inception date of the Lehman Brothers Quality Intermediate Municipal Bond Index is July 1, 1993.

*** The Fund's primary benchmark will now be the Lehman Brothers 3-15 Year Blend
  Municipal Index - an index comprised of 40,278 investment-grade or better municipal bonds, with maturities between 2 and 17 years, from issues larger than $50 million dated since 1991. This index better reflects the investment objectives and policies of the Fund.

TERMS TO KNOW

MUNICIPAL SECURITIES, SEE PAGE 33.

ALTERNATIVE MINIMUM TAX, SEE PAGE 33.

DOLLAR WEIGHTED AVERAGE MATURITY, SEE PAGE 35.

U.S. GOVERNMENT SECURITIES, SEE PAGE 31.

                          SHORT/INTERMEDIATE BOND FUND



WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide a high level of total return, including a competitive level of current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets primarily in bonds with a short/intermediate-term average maturity.

The portfolio manager favors bonds with two to five years remaining to maturity in order to achieve relative price stability and an attractive stream of income. Such short/intermediate-term bonds tend to offer a buffer against rising interest rates, although they will appreciate less when interest rates fall.

The Fund normally maintains a DOLLAR WEIGHTED AVERAGE MATURITY (or average life with respect to mortgage-backed and asset-backed securities) of between two and five years. The Fund may invest in:

o    Bonds and debentures

o    U.S. GOVERNMENT SECURITIES

o    U.S. dollar-denominated debt obligations of foreign issuers

o    MORTGAGE-BACKED SECURITIES

o    MUNICIPAL SECURITIES

o    ZERO COUPON SECURITIES

o    Other floating/variable rate obligations

o    Options and interest-rate futures contracts


If a defensive position is warranted, the Fund may hold short-term U.S. government securities (such as Treasury bills), high-quality money market instruments and cash.


WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 42.)

o    Credit risk

o    Interest rate risk

o    Prepayment risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)


1999     1998     1997     1996     1995    1994     1993     1992

0.56%    6.75%    6.89%    3.51%    13.88%  -1.29%   9.91%    5.28%


Best Quarter:     Q3 1992       4.62%

Worst Quarter:    Q4 1992      -2.13%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/99)
                              Inception
              1 Year  5 Years (4/1/91)

Short/
Intermediate
Bond Fund      0.56%   6.23%    6.35%

Lehman
Brothers
Intermediate
Government
Corporate
Bond Index     ____%   ____%    ____%



TERMS TO KNOW

U.S. GOVERNMENT SECURITIES, SEE PAGE 31.

MORTGAGE-BACKED SECURITIES, SEE PAGE 35.

MUNICIPAL SECURITIES, SEE PAGE 33.

ZERO COUPON SECURITIES, SEE PAGE 35.

DOLLAR WEIGHTED AVERAGE MATURITY, SEE PAGE 35.



                        INTERMEDIATE GOVERNMENT BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide a high level of current income, consistent with preservation of capital.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in:

o    U.S. GOVERNMENT SECURITIES

o    MORTGAGE-BACKED SECURITIES, issued by U.S. Government agencies

o    REPURCHASE AGREEMENTS collateralized by U.S. government securities

The DOLLAR WEIGHTED AVERAGE MATURITY (or average life with respect to mortgage-backed and asset-backed securities) generally will be in the intermediate range of between three and ten years.

The portfolio manager may invest up to 20% of the fund's assets in:

o    ASSET-BACKED SECURITIES

o    ZERO COUPON SECURITIES

o    Corporate bonds



WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 42.)

o    Credit risk

o    Interest rate risk

o    Prepayment risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)


1999     1998     1997     1996     1995    1994     1993     1992     1991     1990

-1.05%   7.18%    7.56%    3.86%    13.09%  -1.93%   8.10%    6.49%    13.30%   8.92%


Best Quarter:     Q_ 199_       ____%

Worst Quarter:    Q1 1994      -2.21%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

              1 Year  5 Years 10 Years

Intermediate
Government
Bond Fund     -1.05%   6.03%    6.44%

Lehman Brothers
Intermediate
Government
Bond Index     ____%   ____%    ____%



 *The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.



TERMS TO KNOW

U.S. GOVERNMENT SECURITIES, SEE PAGE 31.

MORTGAGE-BACKED SECURITIES, SEE PAGE 35.

REPURCHASE AGREEMENTS
A binding agreement enabling a bank or broker to borrow money, using securities as collateral, with a promise to buy back the securities at a specified price, usually within 90 days.

DOLLAR WEIGHTED AVERAGE MATURITY, SEE PAGE 35.

ASSET-BACKED SECURITIES
Securities collateralized by credit card loans or other accounts receivable

ZERO COUPON SECURITIES, SEE PAGE 35.

                    RISK CONSIDERATIONS - FIXED INCOME FUNDS


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o    The investment objective

o    The Fund's ability to achieve its objective

o    The markets in which the Fund invests

o    The investments the Fund makes in those markets

o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that when a fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement and securities lending transactions with another party, it relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

INTEREST RATE RISK

The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates may produce an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivitive securities or purchases on margin) that tend to magnify changes in an index or market.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the other obligations.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.


                                                                                  Short/ Intermediate
                         Convertible      Tax-Exempt                 Intermediate     Intermediate       Government
                         Securities         Bond        Bond          Tax-Exempt          Bond              Bond

RISKS

Counterparty                 o               o           o                o                o                 o

Credit                       o               o           o                o                o                 o

Foreign

Securities                   o                           o                                 o                 o

Interest rate                o               o           o                o                o                 o

Leverage                     o               o           o                o                o                 o

Market                       o               o           o                o                o                 o

Municipal market                                         o                o                o

Prepayment                                   o           o                o                o                 o

----------------------------------------------------------------------------------------------------------------------

                     FEES AND EXPENSES - FIXED INCOME FUNDS

      The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Fixed Income Funds.



SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                        None

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                    None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS             None

REDEMPTION FEE                                                          None

EXCHANGE FEE                                                            None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

-----------------------------------------------------------------------------------------------------------------------------
                                  Convertible                            Intermediate       Short/        Intermediate
                                  Securities    Tax-Exempt      Bond       Tax-Exempt    Intermediate      Government
                                     Fund       Bond Fund       Fund       Bond Fund       Bond Fund       Bond Fund
-----------------------------------------------------------------------------------------------------------------------------

Investment Advisory Fees(1)          0.70%           0.60%(2)   0.65%           0.60%(2)        0.70%           0.65%

Shareholder Servicing Fees           0.25            0.25       0.25            0.25            0.25            0.25

Other Expenses                       0.31            0.20       0.23            0.20            0.20            0.26

Total Operating Expenses(1)          1.26%           1.05%      1.13%           1.05%           1.15%           1.16%
-----------------------------------------------------------------------------------------------------------------------------

 (1)Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect waivers of advisory fees by Harris Trust. After these waivers, actual Fund advisory fees and total operating expenses for the fiscal year ended December 31, 1999 were:

                                  Convertible                            Intermediate       Short/        Intermediate
                                  Securities    Tax-Exempt      Bond       Tax-Exempt    Intermediate      Government
                                     Fund       Bond Fund       Fund       Bond Fund       Bond Fund       Bond Fund
-----------------------------------------------------------------------------------------------------------------------------

  Investment Advisory Fees           0.61%           0.59%(2)   0.37%           0.60%(2)        0.40%           0.24%
-----------------------------------------------------------------------------------------------------------------------------

  Total Operating Expenses           1.17%           1.04%      0.85%           1.05%           0.85%           0.75%


(2)Commencing October 18, 1999, Harris Trust has waived its entire advisory fee for the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund. Those waivers can be reduced or terminated at any time at the option of Harris Trust. If those fee waivers had been in effect for the entire fiscal year ended December 31, 1999, the total operating expenses for each of the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund (expressed as a percentage of average net assets) for that year end would have been ____%.


Customers of a financial institution, such as Harris Trust, may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.



EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Harris Insight Fixed Income Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


-----------------------------------------------------------------------------------------------------------------------------
                                  Convertible                            Intermediate       Short/        Intermediate
                                  Securities    Tax-Exempt      Bond       Tax-Exempt    Intermediate      Government
                                     Fund       Bond Fund       Fund       Bond Fund       Bond Fund       Bond Fund
-----------------------------------------------------------------------------------------------------------------------------

One Year                           $  573          $  552     $  560          $  453          $  463          $  464

Three Years                           832             769        793             672             703             706

Five Years                          1,110           1,003      1,044             909             961             966

Ten Years                           1,904           1,675      1,763           1,588           1,699           1,710
-----------------------------------------------------------------------------------------------------------------------------


              INTRODUCTION TO THE HARRIS INSIGHT MONEY MARKET FUNDS

The Harris Insight Money Market Funds offer investors the opportunity to derive income from a portfolio of money market instruments with a stable net asset value. They invest in short-term securities issued by banks, other U.S. corporations, the U.S. government, state or local governments, and other entities. These money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed securities and repurchase agreements.

WHY INVEST IN MONEY MARKET FUNDS?

These funds are especially well-suited for conservative investors who seek -

o    Current income

o Stability of principal (they are managed in an attempt to maintain a share price of $1.00)

o    Checkwriting privileges permitting access to your money at any time

WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?

Money market funds must conform to a number of regulations, including rules that require each fund to-

o Limit the DOLLAR WEIGHTED AVERAGE MATURITY of their investments to 90 days or less

o    Buy only high quality, short-term money market instruments

o    Buy securities with remaining maturities no longer than 397 days

HOW ARE SECURITIES SELECTED FOR THE HARRIS INSIGHT MONEY MARKET FUNDS?

Two key tools are applied when selecting short-term securities for the money market funds:

o    Independent review of each issue's credit quality

o    Analysis of economic and market conditions

The portfolio manager endeavors to identify money market instruments that appear to-

o    Have minimal credit risk

o    Be positioned to benefit from anticipated changes in interest rates



TERMS TO KNOW

Commercial Paper
Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

ASSET-BACKED SECURITIES, SEE PAGE 41.

REPURCHASE AGREEMENTS, SEE PAGE 41.

DOLLAR WEIGHTED AVERAGE MATURITY, SEE PAGE 35.

Shares of the Harris Insight Money Market Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Harris Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information. The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 54.

                        HARRIS INSIGHT MONEY MARKET FUNDS

                          TAX-EXEMPT MONEY MARKET FUND



WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that are generally exempt from federal income tax and are not subject to the ALTERNATIVE MINIMUM TAX.

The Fund will invest primarily in high-quality MUNICIPAL SECURITIES that are generally exempt from federal income taxes and will purchase only U.S. dollar-denominated securities.

In addition, the Fund will purchase only securities (other than U.S. GOVERNMENT SECURITIES) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the portfolio manager to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.



WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 54.)

o    Credit risk

o    Municipal market risk

o    Principal stability risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(as of 12/31 each year)


1999     1998     1997     1996     1995    1994     1993     1992     1991     1990

2.75%    3.02%    3.17%    2.94%    3.31%   2.30%    1.99%    2.54%    4.16%    5.51%

Best Quarter:     Q_ 199_       ____%

Worst Quarter:    Q2 1993       0.63%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/99)

              1 Year  5 Years 10 Years

Tax-Exempt
Money Market
Fund           2.75%   3.04%    3.16%


As of December 31, 1999, the seven-day yield for the Fund was 3.83%. As of the same date, the effective tax-equivalent seven-day yield for the Fund was 3.91%. For current yield information, please call 800.982.8782.

TERMS TO KNOW

ALTERNATIVE MINIMUM TAX (AMT), SEE PAGE 33.

MUNICIPAL SECURITIES, SEE PAGE 33.

U.S. GOVERNMENT SECURITIES, SEE PAGE 31.



                                MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the investment adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. GOVERNMENT SECURITIES, as well as bank and commercial obligations. COMMERCIAL PAPER purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the portfolio manager to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 54.)

o    Credit risk

o    Foreign securities risk

o    Principal stability risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(as of 12/31 each year)


1999     1998     1997     1996     1995    1994     1993     1992     1991     1990

4.92%    5.25%    5.35%    5.11%    5.58%   3.79%    2.69%    3.41%    5.87%    7.94%


Best Quarter:     Q_ 199_       ____%

Worst Quarter:    Q2 1993       0.65%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/99)

              1 Year  5 Years 10 Years

Money Market
Fund           4.92%   5.24%    4.98%

As of December 31, 1999, the seven-day yield for the Fund was 5.52%. For current yield information, please call 800.982.8782.



TERMS TO KNOW

U.S. GOVERNMENT SECURITIES, SEE PAGE 49.

COMMERCIAL PAPER, SEE PAGE 47.



                          GOVERNMENT MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund invests exclusively in short-term securities issued by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by those securities, all of which are deemed to be of minimal credit risk by the investment adviser.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 54.)

o    Credit risk

o    Principal stability risk


HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)


1999     1998     1997     1996     1995    1994     1993     1992     1991     1990

4.67%    5.08%    5.17%    5.00%    5.51%   3.72%    2.62%    3.42%    5.67%    7.78%


Best Quarter:     Q_ 199_       ____%

Worst Quarter:    Q2 1993       0.63%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/99)

              1 Year  5 Years 10 Years

Government
Money Market
Fund           4.67%   5.09%    4.86%

As of December 31, 1999, the seven-day yield for the Fund was 4.93%. For current yield information, please call 800.982.8782.

                    RISK CONSIDERATIONS - MONEY MARKET FUNDS



All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o    The investment objective

o    The Fund's ability to achieve its objective

o    The markets in which the Fund invests

o    The investments the Fund makes in those markets

o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that when a fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement and securities lending transactions with another party, it relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g. multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the other obligations.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

The risks of investing in the various Funds are illustrated in the chart below.


--------------------------------------------------------------------------------
                                 Tax-Exempt                         Government
                                Money Market      Money Market     Money Market
--------------------------------------------------------------------------------

  RISKS

  Counterparty                        o                 o                o

  Credit                              o                 o                o

  Foreign Securities                                    o

  Municipal market                    o

  Principal stability                 o                 o                o
--------------------------------------------------------------------------------

                     FEES AND EXPENSES - MONEY MARKET FUNDS

      The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Money Market Funds.



SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                       None

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                   None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS            None

REDEMPTION FEE                                                         None

EXCHANGE FEE                                                           None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

--------------------------------------------------------------------------------
                               Tax-Exempt           Money      Government Money
                           Money Market Fund     Market Fund      Market Fund
--------------------------------------------------------------------------------

Investment Advisory Fee           0.10%             0.10%            0.11%

Rule 12b-1 Fees(1)                0.10              0.10             0.10

Shareholder Servicing Fees        0.25              0.25             0.25

Other Expenses(1)                 0.13              0.14             0.13

Total Operating Expenses(1)       0.58%             0.59%            0.59%
--------------------------------------------------------------------------------

 (1)Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect reduced Rule 12b-1 fees or expense reductions (expense reimbursements and fee waivers) by Harris Trust. After these reductions, actual Rule 12b-1 fees and total operating and other expenses of the Funds for the fiscal year ended December 31, 1999 were:

                               Tax-Exempt           Money      Government Money
                            Money Market Fund    Market Fund      Market Fund
--------------------------------------------------------------------------------

  Rule 12b-1 Fees                 0.07%             0.09%            0.10%

  Other Expenses                  0.13              0.09             0.08

  Total Operating Expenses        0.55%             0.53%            0.54%
--------------------------------------------------------------------------------

Customers of a financial institution, such as Harris Trust, may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.



EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Harris Insight Money Market Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                               Tax-Exempt           Money      Government Money
                           Money Market Fund     Market Fund      Market Fund
--------------------------------------------------------------------------------

One Year                          $ 59              $ 60             $ 60

Three Years                        186               189              189

Five Years                         324               329              329

Ten Years                          726               738              738
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER

Harris Trust and Savings Bank (Harris Trust), an Illinois state-chartered bank and a member of the Federal Reserve System, is the investment adviser for each of the Harris Insight Funds. Harris Trust is the successor to the investment banking firm of N.W. Harris & Co, which was organized in 1882 and incorporated in 1907. At December 31, 1999, Harris Trust had total discretionary assets under management of approximately $____ billion and was the largest of 28 banks owned by Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 1999, Harris Trust managed more than $____ billion in discretionary personal trust assets, and administered more than $____ billion in non-discretionary trust assets.

Harris Trust oversees the PORTFOLIO MANAGEMENT AGENT and THE INVESTMENT SUB-ADVISER.

The Funds have received an exemptive order from the SEC that permits Harris Trust, subject to certain conditions, to select new portfolio management agents/sub-advisers or replace existing portfolio management agents/sub-advisers without first obtaining shareholder approval for the change. In addition, Harris Trust may authorize a portfolio management agent/sub-adviser to enter into a sub-portfolio management agreement with one or more sub-subadvisers on behalf of any Fund managed by that portfolio management agent/sub-adviser. The Board of Trustees, including a majority of the "independent" Trustees, must approve each new sub-portfolio management or sub-sub-portfolio management agreement. This allows Harris to employ new portfolio management agents/sub-advisers for new or existing Funds, change the terms of particular agreements with sub-advisers or change portfolio management agents/sub-advisers when it determines that a change is beneficial to shareholders, and to avoid the delay and expense of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, Harris Trust and the Funds will provide investors with information about each new portfolio management agent/sub-adviser (or sub-subadviser) and its portfolio management (or sub-portfolio management) agreement within 90 days of the hiring of a new portfolio management agent/sub-adviser or sub-subadviser. Harris Trust is responsible for selecting, monitoring, evaluating and allocating assets to the portfolio management agents/sub-advisers and oversees their compliance with each Fund's investment objective, policies and restrictions.

The SAI contains more information about the Funds' advisory and portfolio management agreements, including a fuller discussion of the Funds' SEC exemptive order.

ADVISORY FEES

The following chart shows the investment advisory fees paid, before fee waivers, by each Fund during its last fiscal year.

MANAGEMENT FEES PAID
(expressed as a percentage of average net assets)

Balanced Fund.................... 0.60%

Index Fund....................... 0.25

Equity Income Fund................0.70

Equity Fund...................... 0.70

Growth Fund.......................0.90

Small-Cap Value Fund..............0.80

Small-Cap Opportunity Fund........1.00

International Fund................1.05

Emerging Markets Fund.............1.25

Convertible Securities Fund.......0.70

Tax-Exempt Bond Fund .............0.60

Bond Fund.........................0.65

Intermediate Tax-Exempt
Bond Fund.........................0.60

Short/Intermediate Bond Fund......0.70

Intermediate Government
Bond Fund.........................0.65

Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

Harris Trust may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.


PORTFOLIO MANAGEMENT AGENT

As the portfolio management agent, Harris Investment Management, Inc. (HIM) manages the investments of all of the Funds and, in the case of the International Fund and the Emerging Markets Fund, HIM has appointed Hansberger Global Investors, Inc. as the investment sub-adviser. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. For the services provided by HIM to the Funds for which it serves as portfolio management agent, Harris Trust pays HIM the advisory fees Harris Trust receives from those Funds. As of December 31, 1999, HIM managed approximately $14.1 billion in assets.


INVESTMENT SUB-ADVISER

Hansberger Global Investors, Inc. (Hansberger) serves as investment sub-adviser to, and makes all investment decisions for, the International Fund and the Emerging Markets Fund. Hansberger, founded in 1994, is a wholly-owned subsidiary of Hansberger Group, Inc. and provides a broad range of portfolio management services to clients in the U.S. and abroad. As of December 31, 1999, Hansberger managed approximately $2.9 billion in assets. Hansberger is paid for its investment sub-advisory services from the advisory fees HIM receives from Harris Trust.

Many persons on the staffs of the investment adviser, portfolio management agent and investment sub-adviser contribute to the investment management services provided to the Funds. The following persons, however, are primarily responsible for the day-to-day investment management of the Funds.

INVESTMENT ADVISER

Harris Trust and Savings Bank
111 West Monroe Street
Chicago, Illinois 60603

PORTFOLIO MANAGEMENT AGENT
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

INVESTMENT SUB-ADVISER
Hansberger Global Investors, Inc.
515 East Las Olas Blvd., Suite 1300
Fort Lauderdale, Florida 33301

                               PORTFOLIO MANAGERS

                            PORTFOLIO MANAGERS OF THE
                           HARRIS INSIGHT EQUITY FUNDS


BALANCED FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Johnson joined Harris Trust in 1969. He has served as Portfolio Manager of the Fund since it commenced operations in 1997 and has 30 years of experience in portfolio management.

INDEX FUND

JON D. THANOS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Thanos joined HIM in 1996. He has served as Portfolio Manager of the Fund since 1999 and has 8 years of portfolio management and trading experience.

EQUITY INCOME FUND

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Mr. Sido served as Portfolio Manager for a trust company, managing equity and fixed income portfolios. He has served as Portfolio Manager of the Fund since it commenced operations in 1996 and has over 16 years of investment management experience.

EQUITY FUND

DONALD G. M. COXE, CHAIRMAN AND CHIEF STRATEGIST (HIM)

Mr. Coxe joined HIM in 1993. He has served as Portfolio Manager of the Fund since 1996 and has nearly 32 years of institutional investment management experience.

GROWTH FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes joined HIM in 1999. He has served as Portfolio Manager of the Fund since then and has 14 years of portfolio management, investment research and trust administration experience.

SMALL-CAP VALUE FUND

JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Tesseo joined HIM in 1999. He has served as Portfolio Manager of the Fund since then and has 9 years of portfolio management and investment research experience.

SMALL-CAP OPPORTUNITY FUND

PAUL KLEINAITIS, PRINCIPAL  AND PORTFOLIO MANAGER (HIM)

Mr. Kleinaitis joined HIM in 1999. He has served as Portfolio Manager of the Fund since then and has 13 years of portfolio management and investment research experience.

INTERNATIONAL FUND

JAMES E. CHANEY, CHIEF INVESTMENT OFFICER (HANSBERGER)

Prior to joining Hansberger in 1996, Mr. Chaney was Executive Vice President of Templeton Worldwide Inc. and a senior member of its Portfolio
Management/Strategy Committee. While at Templeton, he managed numerous accounts, including the Foreign Equity Series of Templeton Institutional Funds Inc. He leads the International Fund's portfolio team, which includes:

     John Carl Fenley, CFA, Research Analyst, Global Equities

     Victoria Gretzky, Research Analyst

     John Hock, Research Analyst

EMERGING MARKETS FUND

THOMAS L. HANSBERGER, CHAIRMAN AND CHIEF EXECUTIVE OFFICER (HANSBERGER)

Before forming Hansberger in 1994, Mr. Hansberger was Chairman, President and Chief Executive Officer of Templeton Worldwide, Inc. While at Templeton, he served as director of research and was an officer, director or primary portfolio manager for several Templeton mutual funds. He leads the Emerging Markets Fund's portfolio team, which includes:

     Francisco Alzuru, Managing Director, Portfolio Manager and Research Analyst

     Ajit Dayan, Managing Director of India

     Aureole L.W. Foong, Director of Global Emerging Markets Research

     Robert Mazuelos, Research Analyst

     Vladimir Tyurenkov, Managing Director of Eastern Europe and Russia, Portfolio Manager and Research Analyst



                            PORTFOLIO MANAGERS OF THE
                        HARRIS INSIGHT FIXED INCOME FUNDS



INTERMEDIATE GOVERNMENT BOND FUND

SHORT/INTERMEDIATE BOND FUND

BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Ms. Alter served as Portfolio Manager for a major mutual fund investment management firm. She has 15 years of experience in the fixed income investment area and was appointed Portfolio Manager of:

o    Short/Intermediate Bond Fund in 1994

o    Bond Fund when it commenced operations in 1996

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Ms. Svagera was Principal/Vice President at an investment management firm, where she focused on the mortgage and asset-backed securities markets. She has 17 years of experience in the fixed income market and was appointed Portfolio Manager of:

o    Intermediate Government Bond Fund when it commenced operations in 1997

o    Short/Intermediate Bond Fund when it commenced operations in 1996

INTERMEDIATE TAX-EXEMPT BOND FUND

TAX-EXEMPT BOND FUND

GEORGE W. SELBY, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1998, Mr. Selby served as Executive Director of Municipal Bond Sales for a brokerage firm. He has 17 years of municipal bond sales experience and was appointed Portfolio Manager of:

o    Intermediate Tax-Exempt Bond Fund in 1998

o    Tax-Exempt Bond Fund in 1998

CONVERTIBLE SECURITIES FUND

JON D. THANOS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Thanos joined HIM in 1996. He has served as Portfolio Manager of the Fund since 1999 and has 8 years of portfolio management and trading experience.

                            PORTFOLIO MANAGERS OF THE
                        HARRIS INSIGHT MONEY MARKET FUNDS



GOVERNMENT MONEY MARKET FUND

MONEY MARKET FUND

RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Royther joined Harris Trust in 1990. He has 11 years of investment management experience and was appointed Portfolio Manager of:

o    Government Money Market Fund in 1995

o    Money Market Fund in 1995

TAX-EXEMPT MONEY MARKET FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 8 years of investment management experience and was appointed Portfolio Manager of the Fund in 1998.

                             PRICING OF FUND SHARES


SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE

Each Fund calculates its net asset value per share (NAV) on each day on which both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open.

HOW THE FUNDS CALCULATE NAV

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

NON-MONEY MARKET FUNDS

The NAV is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) and is generally based on the last sale prices of all securities held by the Fund and the number of shares outstanding. A Fund's securities are valued based on market value or, where market quotations are not readily available, are based on fair value as determined in good faith by or under the direction of the Fund's board of trustees.

Foreign securities are valued on the basis of quotations from the primary markets in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If the value of a foreign security has been materially affected by events occurring after the close of a foreign market, it may be valued by another method that the board believes reflects fair value. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

MONEY MARKET FUNDS

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for each of the Money Market Fund and the Government Money Market Fund is calculated as of 2:30 p.m., Eastern time. In its attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES
                                HOW TO BUY SHARES




Opening A New Account Is Easy
There are three convenient ways to invest in the Harris Insight Funds.


-------------------------------------- ----------------------------------- ---------------------------------
               BY MAIL                            BY BANK WIRE                    THROUGH FINANCIAL
                                                                               INSTITUTION/PROFESSIONAL
-------------------------------------- ----------------------------------- ---------------------------------
Complete and sign an application for   Call the Funds at 800.625.7073 to   Contact your financial
Institutional shares.                  initiate your purchase.             institution or professional for
                                                                           more information.

Make your check payable to the         Please be sure to furnish your      Important note: Each
Harris Insight Funds.                  taxpayer identification number.     institution or professional may
                                                                           have its own procedures and
                                                                           requirements for buying shares
                                                                           and may charge fees.

If you are adding to your existing     Then wire your investment to:
account, indicate your Fund account        PNC Bank, N.A.
number directly on the check.              Philadelphia, PA
                                           ABA #0310-0005-3
                                           For Credit To:
                                             Harris Insight Funds
                                             85-5093-2950
                                           Re: [Name of Fund]--
                                           Institutional shares
                                           Account No.:
                                           Account Name:
                                           Taxpayer ID No.:

Mail your application and check to:    If you are opening a new account, please
  Harris Insight Funds                 complete and mail the account application
  c/o PFPC Inc.                        form to the Funds at the address given
  P.O. Box 8952                        under "By Mail."
  Wilmington, DE 19899-8952

                                       The Funds currently do not charge
                                       investors for the receipt of wire
                                       transfers, although your bank may
                                       charge you for their wiring services.
-------------------------------------- ----------------------------------- ---------------------------------



Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. The Funds do not accept third party checks. Payment for the shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed.

Shares are purchased at the next share price calculated after your investment is received. The Funds reserve the right to reject any purchase order.


AUTOMATIC INVESTMENT PLAN:
A CONVENIENT OPTION

Through automatic investing, you can invest equal amounts of money on a regular basis.

At the time you open your account or any time afterward, you can elect Harris Insight Funds' Automatic Investment Plan by so indicating on the Harris Insight Funds New Account Application. The Plan lets you invest as little as $50 a month in the Fund of your choice through electronic withdrawals from your checking or savings account. (If your checking or savings account does not have sufficient assets to permit the Automatic Investment in any month, your participation in the Plan will cease and a new application will be needed to reinstate your Plan.)



Choose Your Investment Amount

The Harris Insight Funds offer a flexible range of minimum investment amounts to initiate or add to your investment program.

                             Minimum
                            Per Fund

To open a regular account.....$1,000

To open a
retirement account..............$250

To open an account using the
Automatic Investment Plan........$50

To add to an existing account....$50



MORE ABOUT BUYING SHARES

MULTIPLE OWNERS

If you register your account as belonging to multiple owners, e.g., as joint tenants, you must provide specific authorization on your application in order for us to accept instructions from a single owner. Otherwise, all owners will have to authorize any transactions in the account.

TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.



For more information on any of Harris Insight Funds' shareholder services, please call 800.982.8782.



HOURS OF OPERATION

The Funds are open for business each day the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open for business. The Funds are closed for business on:

New Year's Day                   Memorial Day               Veterans' Day
Martin Luther King, Jr. Day      Independence Day           Thanksgiving Day
Presidents' Day                  Labor Day                  Christmas Day
Good Friday                      Columbus Day

You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m. Central time.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

                               HOW TO SELL SHARES


Accessing Your Money Is Easy
You may sell, or redeem, some or all of your shares by doing one of the following.

--------------------------------- ------------------------------ ------------------------------- ------------------------------
                                                                          BY TELEPHONE                 THROUGH FINANCIAL
       BY MAIL AND CHECK             BY TELEPHONE AND CHECK              AND BANK WIRE             INSTITUTION/PROFESSIONAL
--------------------------------- ------------------------------ ------------------------------- ------------------------------

You may sell shares by writing    If you have chosen the         If you have chosen the wire     Contact your financial
the Funds at:                     telephone redemption           redemption privilege, you may   institution or professional
  Harris Insight Funds            privilege, you may call        call 800.625.7073, during       for more information.
  c/o PFPC, Inc.                  800.625.7073, during           business hours, to sell your
  P.O. Box 8952                   business hours, to sell your   shares and have your proceeds
  Wilmington, DE 19899-8952       shares.                        wired to a pre-designated
                                                                 bank account.

A check for your proceeds will    A check for your proceeds                                      Important note: Each
be mailed to you.                 will be mailed to you.                                         institution of professional
                                                                                                 may have its own procedures
                                                                                                 and requirements for selling
                                                                                                 shares and may charge fees.
--------------------------------- ------------------------------ ------------------------------- ------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See page __ for more information.)

The Funds reserve the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

MORE ABOUT REDEMPTIONS


WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is accepted by the Funds' transfer agent in good order. Your order will be processed and a check for the proceeds will be mailed to you promptly. Payment by wire will generally be sent the following business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed once the check clears, which may take up to 15 days.

Under unusual circumstances, the Funds may suspend redemptions, if allowed by the Securities and Exchange Commission, or postpone payment.


MINIMUM AMOUNT REQUIRED
FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.


SYSTEMATIC WITHDRAWAL PLAN (NOT AVAILABLE FOR IRAS OR OTHER
RETIREMENT ACCOUNTS)

You may enroll in the Systematic Withdrawal Plan (SWP) by so indicating on the Harris Insight Funds New Account Application. Using the SWP, you may redeem a specific dollar amount (not less than $100) from your Harris Insight Funds account each month, quarter, six months or year.

To enroll in the SWP, you must meet the following conditions:

o    you must have elected to reinvest your Fund dividends, and

o your shares of the Fund from which you want shares redeemed must have a value of at least $10,000 at the time of each withdrawal.

Plan redemptions are normally processed on the 25th day of the applicable month (or on the next Business Day if the normal processing day is not a Business Day) and are paid promptly thereafter. You should know that, if your SWP withdrawals are greater than the amount of dividends from your Fund, the withdrawals reduce the principal invested. (If your Fund account does not have a sufficient balance to permit a Systematic Withdrawal, your participation in the SWP will cease and a new application will be needed to reinstate your Plan.)

For more information on any of Harris Insight Funds' shareholder services, please call 800.982.8782



SIGNATURE GUARANTEES

The Funds require signature guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is -

o    To be payable to anyone other than the shareholder(s) of record

o    To be mailed to an address other than the address of record

o    To be wired to a bank other than one previously authorized

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that is a participant in a medallion program recognized by the Securities Transfer Association.


CHECKWRITING (FOR MONEY MARKET FUNDS)

Checkwriting is available for each of the Harris Insight Money Market Funds. If you are an investor in one of these Funds and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the Transfer Agent for payment, the Fund's Custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the Transfer Agent for payment. The minimum check amount is $500.

If you are opening a new account and wish to establish the checkwriting option, you must complete the account application and signature card. If you already have an account, you may contact the Harris Insight Funds at 800.625.7073 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Funds' Transfer Agent.

o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds."

o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the previous ten business days.

The Funds and the Custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.



Charges may be imposed for returned checks, stop payment orders, copies of cancelled checks and other special services.


REDEMPTION OF SHARES IN
SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account if the value of the account is below $500 ($250 in the case of a retirement account) and mail the proceeds to the shareholder, unless the reduction is due to market activity. However, the shareholder would first be notified in writing and permitted 30 days to increase the balance.


ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION

EXCHANGING SHARES

You may exchange your N Shares of any Money Market Fund for N Shares of any other Harris Insight Fund without a sales charge, provided that:

o    Your N Shares have been held for at least seven days

o    Your account registration stays the same

o    The shares you wish to buy are registered for sale in your home state

If you purchased N Shares of a Harris Insight Money Market Fund by an exchange of A Shares of another Fund, those N Shares (but not other N Shares including shares acquired by reinvestment of dividends on those shares) may be exchanged for and invested in A Shares of any Fund without a sales charge. Any other N Shares of a Fund may be exchanged for and invested in A Shares of any other Fund subject to the then-applicable sales charge.

The Harris Insight Funds A Shares are offered by a separate prospectus.

Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than four exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four-exchange limit. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

Each Fund reserves the right to refuse an exchange by any person or group if, in Harris Trust's judgement, the Fund to be purchased might be unable to invest the money effectively in accordance with its investment objective and policies or might otherwise be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days written notice.



The procedures that apply to redeeming shares also apply to exchanging shares.


DIRECTED DIVIDEND PLAN (DDP)

You may direct your dividends and/or distributions from one Harris Insight Fund to be reinvested automatically in another Harris Insight Fund without any fee or sales charge, provided that both Funds are in the same share class and have identical ownership registration. To use the DDP, you must maintain a balance of at least $1,000 in the Fund account from which dividends are paid at the time each DDP payment is made. (If your Fund account does not have a sufficient balance to permit a Directed Dividend payment, your participation in the DDP will cease and a new application will be needed to reinstate your Plan.)



TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone, rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.


REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o    An annual account statement

o    A quarterly consolidated statement

o    A confirmation statement, each time you buy, sell or exchange shares

o An annual and semi-annual report to shareholders for each Fund in which you invest

                        DIVIDENDS AND TAX CONSIDERATIONS


Dividends of net investment income, if any, are declared and paid at least annually by each Fund. Following is the schedule of payments:

--------------------------------------------------------------------------------

   FUND                                        DECLARED AND PAID

   Balanced Fund                               Quarterly

   Index Fund                                  Quarterly

   Equity Income Fund                          Quarterly

   Equity Fund                                 Quarterly

   Growth Fund                                 Annually

   Small-Cap Value Fund                        Annually

   Small-Cap Opportunity Fund                  Annually

   International Fund                          Annually

   Emerging Markets Fund                       Annually

   Convertible Securities Fund                 Quarterly

   Tax-Exempt Bond Fund                        Daily/Monthly

   Bond Fund                                   Daily/Monthly

   Intermediate Tax-Exempt Bond Fund           Daily/Monthly

   Short/Intermediate Bond Fund                Daily/Monthly

   Intermediate Government Bond Fund           Daily/Monthly

   Tax-Exempt Money Market Fund                Daily/Monthly

   Money Market Fund                           Daily/Monthly

   Government Money Market Fund                Daily/Monthly
--------------------------------------------------------------------------------


Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at net asset value and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.


TAX CONSIDERATIONS

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have been in the Fund and whether you reinvest it in additional shares or take it in cash.

o All dividends paid, including net short-term capital gains (except "exempt-interest dividends") are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.

EXEMPT-INTEREST DIVIDENDS

Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.



                            DISTRIBUTION ARRANGEMENTS



SERVICE PLANS (N SHARES ONLY)

Each Fund may pay fees, at a rate of up to 0.25% of the average daily net asset value of the Fund's N Shares, to financial institutions, securities dealers and other industry professionals (which may include Harris Trust and its affiliates) for shareholder support services they provide. Each Money Market Fund may also pay for expenses incurred for advertising and marketing N Shares of the Fund at a rate of up to 0.10% of average daily net assets of the Fund pursuant to a plan adopted by the Fund under Rule 12b-1. Because those expenses are paid out of the Fund's assets on an on-going basis, over time those expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.


MULTIPLE CLASSES

Each of the Index Fund, Tax-Exempt Money Market Fund, Money Market Fund and Government Money Market Fund offer two classes of shares, N Shares and Institutional Shares. Each other Fund offers three classes of shares, N Shares, A Shares and Institutional Shares. The shares of each class are offered by a separate prospectus.



                        MASTER FUND/FEEDER FUND STRUCTURE

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure, in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                              FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund N Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each N Shares of each
     Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by
 PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.


These financial highlights should be read with the financial statements.


                                 (Insert Tables)

FOR MORE INFORMATION
More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:
BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
Four Falls Corporate Center, 6th Floor
West Conshohocken, PA 19428-2961

ON THE INTERNET
Text only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

HARRIS INSIGHT FUNDS
HTTP://WWW.HARRISINSIGHT.COM



Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.

                                     HARRIS
                                INSIGHT(R) FUNDS

                              INSTITUTIONAL SHARES


                             MAY 1, 2000 PROSPECTUS


                           HARRIS INSIGHT EQUITY FUNDS

                                  Balanced Fund
                                   Index Fund
                               Equity Income Fund
                                   Equity Fund
                                   Growth Fund
                              Small-Cap Value Fund
                           Small-Cap Opportunity Fund
                               International Fund
                              Emerging Markets Fund

                        HARRIS INSIGHT FIXED INCOME FUNDS
                           Convertible Securities Fund
                              Tax-Exempt Bond Fund
                                    Bond Fund
                        Intermediate Tax-Exempt Bond Fund
                          Short/Intermediate Bond Fund
                        Intermediate Government Bond Fund

                        HARRIS INSIGHT MONEY MARKET FUNDS
                          Tax-Exempt Money Market Fund
                                Money Market Fund
                          Government Money Market Fund

      AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC)
 HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS
  PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



                 INTRODUCTION TO EQUITY FUNDS          PAGE 2
                  HARRIS INSIGHT EQUITY FUNDS
                                Balanced Fund               4
                                   Index Fund               6
                           Equity Income Fund               8
                                  Equity Fund              10
                                  Growth Fund              12
                         Small-Cap Value Fund              14
                   Small-Cap Opportunity Fund              16
                           International Fund              18
                        Emerging Markets Fund              20
                          Risk Considerations              22
                            Fees And Expenses              24

           INTRODUCTION TO FIXED INCOME FUNDS              26
            HARRIS INSIGHT FIXED INCOME FUNDS
                  Convertible Securities Fund              28
                         Tax-Exempt Bond Fund              30
                                    Bond Fund              32
            Intermediate Tax-Exempt Bond Fund              34
                 Short-Intermediate Bond Fund              36
            Intermediate Government Bond Fund              38
                          Risk Considerations              40
                            Fees And Expenses              42

           INTRODUCTION TO MONEY MARKET FUNDS              44
            HARRIS INSIGHT MONEY MARKET FUNDS
                 Tax-Exempt Money Market Fund              46
                            Money Market Fund              48
                 Government Money Market Fund              50
                          Risk Considerations              52
                            Fees And Expenses              54

                           INVESTMENT ADVISER              56

                           PORTFOLIO MANAGERS              58

                       PRICING OF FUND SHARES              62

                         SHAREHOLDER SERVICES              63

             DIVIDENDS AND TAX CONSIDERATIONS              68

            MASTER FUND/FEEDER FUND STRUCTURE              69

                         FINANCIAL HIGHLIGHTS              70

                 INTRODUCTION TO THE HARRIS INSIGHT EQUITY FUNDS


   THE HARRIS INSIGHT EQUITY FUNDS INVEST IN STOCKS, WHICH REPRESENT PARTIAL OWNERSHIP IN A COMPANY. THESE FUNDS GENERALLY PURSUE CAPITAL APPRECIATION: THAT
  IS, AN INCREASE IN THE FUND'S SHARE VALUE. IN SOME CASES, THE HARRIS INSIGHT
                    EQUITY FUNDS ALSO SEEK DIVIDEND INCOME.

EQUITY FUNDS' SHARE PRICES WILL FLUCTUATE WITH CHANGES IN THE MARKET AND ECONOMY AS WELL AS WITH THE FORTUNES OF THE COMPANIES ISSUING THE UNDERLYING STOCKS. FOR
 THIS REASON, EQUITY FUND SHARE PRICES CAN SOMETIMES BE MORE VOLATILE THAN THE SHARE PRICES OF OTHER TYPES OF FUNDS, EXHIBITING SHARP INCREASES OR DECREASES
                     OVER RELATIVELY SHORT PERIODS OF TIME.



WHY INVEST IN EQUITY FUNDS?

Equity funds offer investors the potential for greater returns than fixed income funds and are considered an attractive choice for outpacing inflation over the long term. Equity funds are more appropriate for investors who can tolerate a higher degree of risk in exchange for an opportunity to pursue attractive long-term investment rewards.


HOW ARE SECURITIES SELECTED FOR THE HARRIS INSIGHT EQUITY FUNDS?

The portfolio manager considers a combination of factors when selecting portfolio securities:

O    Measurable elements, such as the value of assets and the cost of capital

O    Economic, financial and market indicators

O    A company's financial condition, management and position in its industry

Based on this analysis, the portfolio manager endeavors to identify stocks of companies that may demonstrate:

O    Above-average earnings, sales and asset value growth

O    Greater potential value than is perceived by others in the marketplace



Shares of the Harris Insight Equity Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information. The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 22.

                           HARRIS INSIGHT EQUITY FUNDS
                                  BALANCED FUND

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide current income and capital appreciation.


WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund invests in a portfolio of equity and fixed income securities. Under normal market conditions, equity securities will comprise between 40% and 65% of the Fund's assets, and fixed income securities will comprise at least 25% of the Fund's assets.

The portfolio manager continually reviews and adjusts the blend of the securities in an effort to enhance returns based on current market conditions, interest rate projections and other economic factors.

The Fund seeks to provide an overall return comprising between 40% and 65% of the return of the STANDARD & POOR'S 500 STOCK INDEX and between 35% and 60% of the return of the LEHMAN BROTHERS AGGREGATE BOND INDEX.


WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 22.)

O    Allocation risk

O    Interest rate risk

O    Market risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.



YEAR-BY-YEAR TOTAL RETURN

(as of 12/31 each year)


1999     1998

-1.30%   8.61%


Best Quarter:                    Q4 1998               5.99%

Worst Quarter:                   Q3 1998              -6.30%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/99)
                                                   Inception
                                         1 Year     (3/24/97)

Balanced Fund                            -1.30%       9.57%

S&P 500 Stock Index                       ____%       ____%

Lehman Brothers
Aggregate Bond Index                      ____%       ____%



TERMS TO KNOW


STANDARD & POOR'S 500 STOCK INDEX (S&P 500(R))
An unmanaged index consisting of 500 widely held U.S. common stocks. The stocks in the index are chosen based on industry representation, liquidity and stability. The index is designed to reflect the returns of many different sectors of the U.S. economy.


LEHMAN BROTHERS AGGREGATE BOND INDEX
An index measuring the total return of approximately 6,500 U.S. bonds.



                                   INDEX FUND

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide the return and risk characteristics of the S&P 500.


WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally holds at least 90% of the 500 securities in the S&P 500 and attempts to match its holdings of each issue with that security's proportional representation in the S&P 500.

The portfolio manager employs a "passively" managed - or index - investment approach that attempts to replicate the performance of the index without necessarily investing in all of its stocks. This approach is unlike traditional methods of active investment management whereby securities are selected on the basis of economic, financial and market analysis. The Fund seeks a quarterly performance within one percentage point of the performance of the S&P 500. On a regular basis, the portfolio manager compares the Fund's performance to that of the S&P 500. The portfolio manager may adjust the Fund's holdings if the Fund's performance does not adequately track the performance of the S&P 500.

Apart from its equity investments, the Fund may use S&P 500 STOCK INDEX FUTURES CONTRACTS to reduce transaction costs and simulate full investment in the S&P 500 while retaining a cash balance for portfolio management purposes.

WHAT IS THE FUND'S PRINCIPAL RISK?

(See Risk Considerations, page 22.)

O    Market risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.



YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)


1999     1998     1997     1996     1995    1994     1993

20.40%   28.22%   32.78%   22.71%   39.96%  0.78%    9.50%

Best Quarter:                    Q4 1998              21.23%

Worst Quarter:                   Q3 1998             -10.01%




AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)
                                                   Inception
                              1 Year     5 Years    (4/1/92)

Index Fund                    20.40%     28.07%      19.98%

S&P 500
Stock Index                   _____%      ____%       ____%

*The Fund is the successor to a collective or common investment fund managed by Harris Trust and Savings Bank (Harris Trust) with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.



TERMS TO KNOW


S&P 500 STOCK INDEX FUTURES CONTRACTS
Agreements whereby one party agrees to accept, and the other party agrees to deliver, a dollar amount based on the value of the S&P 500 on a specified future date. Because no delivery of the underlying securities is made, purchasers of index futures contracts may participate in the performance of the securities included in the index without the required commitment of capital to purchase the securities.



                               EQUITY INCOME FUND

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide current income and, secondarily, capital appreciation.


WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in common stocks that can be found in the S&P 500 or other attractive issues. These stocks are of larger capitalization companies (i.e., companies with market capitalizations in excess of $1 billion).

The portfolio manager's approach should produce returns that are similar to those of the S&P 500 and its corresponding sectors, yet with a higher level of income.

The portfolio manager utilizes a disciplined investment process designed to maintain a diversified portfolio of the equity securities of higher quality companies.

The portfolio manager seeks securities with:

O    Higher-than-average dividend yields

O    Stronger-than-average growth characteristics

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 22.)

O    Market risk

O    Market segment risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.




YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)


1999     1998     1997     1996     1995    1994

9.87%    22.97%   31.90%   17.95%   36.84%  -0.43%


Best Quarter:                    Q4 1998              19.75%

Worst Quarter:                   Q3 1998             -11.06%



AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)
                                                    Inception
                              1 Year     5 Years    (1/1/94)

Equity Income Fund             9.87%     23.53%      19.16%

S&P 500 Stock Index            ____%      ____%       ____%



*The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.



TERMS TO KNOW


MARKET CAPITALIZATION
The total market value of a company's outstanding shares of common stock, calculated by multiplying the number of shares outstanding by the current market price of the shares.

                                   EQUITY FUND

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide capital appreciation and current income.


WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with MARKET CAPITALIZATIONS in excess of $1 billion).

The portfolio manager selects stocks that represent sectors found within the S&P 500 in an effort to:

O Provide greater returns, over the long-term, than the securities comprising the S&P 500

O    Maintain a risk level approximating that of the S&P 500

The Fund's portfolio consists of approximately 50 to 75 stocks, diversified among major sectors of the market.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 22.)

O    Market risk

O    Market segment risk




HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(as of 12/31 each year)


1999     1998     1997

-1.57%   13.80%   35.89%


Best Quarter:                    Q4 1998              18.81%

Worst Quarter:                   Q3 1998             -14.46%



AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/99)
                                                    Inception
                                         1 Year     (2/26/96)

Equity Fund                              -1.57%      15.27%

S&P 500 Stock Index                       ____%       ____%

TERMS TO KNOW


MARKET CAPITALIZATION, SEE PAGE 9.


                                   GROWTH FUND
WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation.


WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with MARKET CAPITALIZATIONS in excess of $1 billion).

The portfolio manager selects securities that are considered to be undervalued and to represent growth opportunities. The Fund's investment management discipline emphasizes growth in sales, earnings and asset values.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 22.)

O    Market risk

O    Market segment risk

O    Volatility risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.



YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)

1999     1998     1997     1996     1995    1994     1993

16.56%   25.03%   32.81%   28.92%   36.43%  -0.05%   6.21%


Best Quarter:                    Q4 1998              22.71%

Worst Quarter:                   Q3 1998             -11.92%




AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)
                                                    Inception
                              1 Year     5 Years     (4/1/92)

Growth Fund                   16.56%     27.76%      19.45%

S&P 500 Stock Index            ____%      ____%       ____%

*The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.


TERMS TO KNOW


MARKET CAPITALIZATION, SEE PAGE 9.



                              SMALL-CAP VALUE FUND


WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation.


WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in the securities of smaller capitalization companies (i.e., companies that fall in the lowest 15% of publicly traded companies listed in the U.S. determined by MARKET
CAPITALIZATIONS). These securities tend to be represented in the Russell 2000 Index, an index of companies with a median market capitalization of $428 million, that is a popular measure of the stock price performance of small companies.

Using a "value" approach, the portfolio manager buys those securities considered to be conservatively valued relative to the securities of comparable companies. The portfolio manager pays particular attention to a company's current and forecasted earnings levels.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 22.)

O    Market risk

O    Small company risk

O    Volatility risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.



YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)


1999     1998     1997     1996     1995    1994     1993     1992     1991     1990

0.49%    -3.93%   29.58%   15.05%   27.15%  -3.21%   14.96%   16.30%   41.64%   -16.26%


Best Quarter:                    Q1 1991              20.97%

Worst Quarter:                   Q3 1990             -23.72%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

                              1 Year     5 Years    10 Years

Small-Cap Value Fund           0.49%     12.85%      10.88%

Russell 2000 Small
Stock Index                    ____%      ____%       ____%

Russell 2000
Value Index **                 ____%      ____%       ____%


*The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

**The Fund's primary benchmark will now be the Russell 2000 Value Index - a small-cap value index comprised of stocks in the Russell 2000 Small Stock Index that have a lower price-to-book ratio and/or lower forecasted earnings growth. This index better reflects the investment objectives and policies of the Fund.



TERMS TO KNOW


MARKET CAPITALIZATION, SEE PAGE 9.



                           SMALL-CAP OPPORTUNITY FUND



WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation.


WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in the securities of smaller capitalization companies (i.e., companies that fall in the lowest 15% of publicly traded companies listed in the U.S. determined by MARKET CAPITALIZATIONS). These securities tend to be represented in the Russell 2000 Index, an index of companies with a median market capitalization of $428 million, that is a popular measure of the stock price performance of small companies.

The Fund invests in the securities of companies that the portfolio manager believes have superior growth potential. In selecting securities, the portfolio manager pays particular attention to companies offering potentially above-average earnings, sales and asset value growth. The portfolio manager buys those securities considered to be attractively valued relative to the securities of comparable companies.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 22.)

O    Market risk

O    Small company risk

O    Volatility risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.



YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1999     1998     1997     1996     1995    1994     1993     1992     1991     1990

40.14%   1.16%    25.47%   18.80%   26.30%  -3.71%   15.19%   19.00%   47.65%   -11.57%


Best Quarter:                    Q4 1999              28.21%

Worst Quarter:                   Q3 1990             -23.79%



AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

                              1 Year     5 Years    10 Years

Small-Cap Opportunity
Fund                          40.14%     21.69%      16.48%

Russell 2000
Small Stock Index              ____%      ____%       ____%


*The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.


TERMS TO KNOW

MARKET CAPITALIZATION, SEE PAGE 9.



                               INTERNATIONAL FUND

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation. Current income is a secondary objective.


WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in non-U.S. equity securities. The Fund invests in at least three foreign countries to reduce risk.

The Fund invests in securities that the portfolio manager believes are undervalued. When selecting securities, the portfolio manager pays particular attention to the quality of a company's management, its growth prospects and financial soundness.

The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 22.)

O    Currency rate risk

O    Foreign securities risk

O    Geographic concentration risk

O    Market risk

O    Volatility risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)



1999     1998     1997     1996     1995    1994     1993     1992     1991     1990

27.33%   -4.64%   -4.87%   5.11%    4.18%   4.29%    24.61%   -4.39%   11.95%   -22.16%


Best Quarter:                    Q2 1999              14.62%

Worst Quarter:                   Q3 1990             -19.75%



AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

                              1 Year     5 Years    10 Years

International Fund            27.33%      4.81%       3.20%

MSCI EAFE Index                ____%      ____%       ____%



*The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.



                              EMERGING MARKETS FUND


WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation.


WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in equity securities of issuers located in emerging market countries. The portfolio manager selects securities it considers be undervalued.

The Fund's investments reflect a broad cross-section of countries, industries and companies.

When selecting securities, the portfolio manager pays particular attention to the quality of a company's management, its growth prospects and financial soundness.

The portfolio manager also evaluates such criteria as:

O    Political climate of a country

O    Interest rate and currency considerations

O    Equity market valuations

The Fund may invest in certain debt securities when the portfolio manager believes the potential for appreciation equals or exceeds that available from investments in common stock.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 22.)

O    Currency rate risk

O    Foreign securities risk

O    Geographic concentration risk

O    Market risk

O    Volatility risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.



YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1999     1998

64.53%   -31.16%


Best Quarter:                    Q4 1999              32.66%

Worst Quarter:                   Q2 1998             -27.09%



AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/99)
                                                   Inception
                                         1 Year    (10/21/97)

Emerging Markets Fund                    64.53%      -1.45%

MSCI Emerging
Markets Index                             ____%       ____%



TERMS TO KNOW


EMERGING MARKET COUNTRY
The World Bank and other international agencies define a developing country on the basis of such factors as trade initiatives, per capita income and level of industrialization. There are over 130 countries that are emerging or developing under this standard and approximately 40 of these countries have stock markets. Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.



                       RISK CONSIDERATIONS - EQUITY FUNDS



All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

O    The investment objective

O    The Fund's ability to achieve its objective

O    The markets in which the Fund invests

O    The investments the Fund makes in those markets

O    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

ALLOCATION RISK

The risk that the percentages of the Fund's assets invested in equities and fixed income securities, respectively, will not be optimum for market conditions at a given time.

COUNTERPARTY RISK

The risk that when a fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement and securities lending transactions with another party, it relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

CURRENCY RATE RISK

The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Although a fund may engage in foreign currency hedge transactions to help reduce this risk, those transactions may not be effective or appropriate in particular situations nor, of course, will they protect against declines in security values.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

GEOGRAPHIC CONCENTRATION RISK

The risk that, if a fund concentrates its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

INTEREST RATE RISK

The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates may produce an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivitive securities or purchases on margin) that tend to magnify changes in an index or market.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MARKET SEGMENT RISK

The risk that investments concentrated in one portion of the market (e.g., large capitalization stocks or short-term government bonds) will underperform the overall market.


PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.


SMALL COMPANY RISK

The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.


VOLATILITY RISK

The risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.



The risks of investing in the various Funds are illustrated in the chart below.



                                                   Equity                       Small-Cap  Small-Cap               Emerging
                         Balanced     Index     Income     Equity     Growth      Value   Opportunity International Markets

   RISKS
   Allocation               O
   Counterparty             O          O          O          O          O          O          O          O            O
   Credit                   O                                                                            O            O
   Currency rate            O                                                                            O            O
   Foreign securities       O                     O          O          O          O          O          O            O
   Geographic
   concentration                                                                                         O            O
   Interest rate            O                                                                            O            O
   Leverage                 O          O          O          O          O          O          O          O            O
   Market                   O          O          O          O          O          O          O          O            O
   Market segment                      O          O          O          O          O          O
   Prepayment               O                                                                            O            O
   Small company                                                                   O          O          O            O
   Volatility               O          O          O          O          O          O          O          O            O



                        FEES AND EXPENSES - EQUITY FUNDS

THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND
                HOLD SHARES OF THE HARRIS INSIGHT EQUITY FUNDS.



SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------


MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                           None

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                None

REDEMPTION FEE                                                             None

EXCHANGE FEE                                                               None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           Balanced         Equity                           Small-Cap  Small-Cap                 Emerging
                           Markets   Index  Income      Equity     Growth     Value   Opportunity International    Markets
                            Fund      Fund    Fund        Fund       Fund       Fund       Fund         Fund         Fund
------------------------------------------------------------------------------------------------------------------------------------

Investment
Advisory Fees(1)            0.60%     0.25%    0.70%       0.70%     0.90%       0.80%      1.00%        1.05%        1.25%

Other Expenses              0.38      0.21     0.26        0.19       0.21       0.25       0.21         0.28         0.83
------------------------------------------------------------------------------------------------------------------------------------

Total Operating Expenses(1) 0.98%     0.46%    0.96%       0.89%     1.11%       1.05%      1.21%        1.33%        2.08%
------------------------------------------------------------------------------------------------------------------------------------

1Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect waivers of advisory fees by Harris Trust. After these waivers, actual Fund advisory fees and total operating expenses for the fiscal year ended December 31, 1999 were:

                           Balanced         Equity                           Small-Cap  Small-Cap                 Emerging
                           Markets   Index  Income      Equity     Growth     Value   Opportunity International    Markets
                            Fund      Fund    Fund        Fund       Fund       Fund       Fund         Fund         Fund
------------------------------------------------------------------------------------------------------------------------------------

Investment
Advisory Fees               0.50%     0.24%    0.67%      0.70%       0.89%      0.74%      0.99%       1.05%         0.92%
------------------------------------------------------------------------------------------------------------------------------------

Total Operating Expenses    0.88%     0.45%    0.93%      0.89%       1.10%      0.99%      1.20%       1.33%         1.75%
------------------------------------------------------------------------------------------------------------------------------------



Customers of a financial institution, such as Harris Trust, may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.



EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Harris Insight Equity Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                           Balanced         Equity                           Small-Cap  Small-Cap                 Emerging
                           Markets   Index  Income      Equity     Growth     Value   Opportunity International    Markets
                            Fund      Fund    Fund        Fund       Fund       Fund       Fund         Fund         Fund
------------------------------------------------------------------------------------------------------------------------------------
One Year             $100        $47        $98        $91         $113       $107       $123         $135         $211
------------------------------------------------------------------------------------------------------------------------------------
Three Years           312        148        306        284          353        334        384          421          652
------------------------------------------------------------------------------------------------------------------------------------
Five Years            542        258        531        493          612        579        665          729        1,119
Ten Years           1,201        579      1,178      1,096        1,352      1,283      1,466        1,601        2,410
------------------------------------------------------------------------------------------------------------------------------------

              INTRODUCTION TO THE HARRIS INSIGHT FIXED INCOME FUNDS

     THE HARRIS INSIGHT FIXED INCOME FUNDS INVEST PRIMARILY IN BONDS, WHICH
                     ARE DEBT INSTRUMENTS THAT NORMALLY --

               O PAY A SET AMOUNT OF INTEREST ON A REGULAR BASIS

         O REPAY THE FACE AMOUNT, OR PRINCIPAL, AT A STATED FUTURE DATE

      O ARE ISSUED BY DOMESTIC AND FOREIGN CORPORATIONS, FEDERAL AND STATE
                         GOVERNMENTS, AND THEIR AGENCIES

WHY INVEST IN FIXED INCOME FUNDS?

Fixed income funds can play a key role in an investor's portfolio by offering:

O    A reasonable level of current income

O    A measure of price stability relative to equity fund investments

O In the case of tax-exempt funds, income that is generally free from federal income tax

HOW DO FIXED INCOME FUNDS PROVIDE A STEADY STREAM OF INCOME?

Fixed income funds earn income on the underlying securities and pay this out to the shareholders on a regular (e.g., monthly) basis.

WHAT CAUSES BOND VALUES TO CHANGE?
Investors should be aware that bonds will fluctuate in value for any of three main reasons:

O    A change in interest rates

O    A change in economic conditions

O    A change in the financial condition of the issuer

HOW DOES THE PRICE OF A BOND MOVE WITH INTEREST RATES?

When interest rates rise, bond prices fall - and vice versa. Changing interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. As a result, when prevailing interest rates rise, the prices of long-term bonds decrease, to a greater degree than the prices of short-term bonds. The reverse is true when interest rates fall.

HOW ARE BONDS GRADED?

Bond quality, or grade, refers to the creditworthiness (the ability to repay debt) of the issuing organization. Higher ratings indicate better quality. Independent rating services, such as Moody's Investors Service or Standard & Poor's, publish and disseminate bond quality ratings on a regular basis.

HOW ARE SECURITIES SELECTED FOR THE HARRIS INSIGHT FIXED INCOME FUNDS?

The portfolio manager actively manages fixed income investments in pursuit of attractive investment opportunities. The portfolio manager applies three key tools in selecting securities:

O Analysis of economic and market conditions affecting the fixed income markets, including forecasting the direction of interest rates

O Assessment of the yield advantages of different classes of bonds or sectors of the bond market

O Assessment of the value offered, relative to other investment opportunities, including an independent review of each issue's credit quality

Based on this analysis, the portfolio manager endeavors to identify bonds that appear:

O    Undervalued relative to the market's expectations

O    Positioned to benefit from anticipated changes in interest rates



Shares of the Harris Insight Fixed Income Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information. The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 40.

                        HARRIS INSIGHT FIXED INCOME FUNDS
                           CONVERTIBLE SECURITIES FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide capital appreciation and current income.


WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in CONVERTIBLE SECURITIES (bonds, preferred stock and other instruments that are convertible into common stock).

The Fund also may invest up to 35% of its assets in SYNTHETIC CONVERTIBLES and 15% of its assets in common stocks. When, in the portfolio manager's opinion, convertible securities do not serve the Fund's objective, the Fund may invest part or all of its assets in U.S. GOVERNMENT SECURITIES, corporate debt obligations and short-term money market instruments. The portfolio manager will continue to seek current income during such periods, but will put less emphasis on capital appreciation.

The portfolio manager invests primarily in convertible securities rated "B" or better by Standard & Poor's Corporation and Moody's Investors Service, Inc. (or, if not rated, securities considered by the portfolio manager to be of comparable quality). The Fund may also invest up to:

O    15% of its assets in securities rated "B-"

O 5% of its assets in convertible securities rated "CCC" by Standard & Poor's or "Caa" by Moody's. (Securities rated "BB" or below by Standard & Poor's or "Ba" or below by Moody's are "high yield" securities, commonly known as "junk bonds." These securities are considered speculative and are subject to increased risk.)

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 40.)

O    Credit risk

O    Interest rate risk

O    Market risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.



YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1999     1998     1997     1996     1995    1994     1993     1992     1991     1990

32.07%   -1.80%   18.68%   21.05%   19.18%  -3.09%   13.84%   17.61%   27.14%   -20.39%


Best Quarter:                    Q4 1999              25.25%

Worst Quarter:                   Q3 1990             -17.64%




AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

                              1 Year     5 Years    10 Years

Convertible Securities Fund   32.07%     17.30%      11.30%

First Boston
Convertible Index              ____%      ____%       ____%



*The Fund is the successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.



TERMS TO KNOW


CONVERTIBLE SECURITIES
Bonds, debentures, notes, preferred stock or other securities that are convertible into common stock. Convertible securities have some unique return characteristics relative to market fluctuations:

O    When equity markets go up, they tend to rise in price

O When interest rates rise, they tend to decline relatively less in price than long-term bonds


SYNTHETIC CONVERTIBLES
Issues that function like a convertible security by combining separate securities into one investment package offering fixed income and the right to acquire stock.


U.S. GOVERNMENT SECURITIES
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.



                              TAX-EXEMPT BOND FUND


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide a high level of current income that is exempt from federal income tax.


WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 80% of its assets in municipal securities with varying maturities. These securities are generally exempt from federal income tax and not subject to the alternative minimum tax.

The portfolio manager employs:

O Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

O In-depth credit analysis to help ensure that the municipalities issuing the bonds are likely to repay their debt

The Fund also may invest in U.S. GOVERNMENT SECURITIES and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in the value of portfolio securities.

In pursuit of higher income, the portfolio manager normally favors longer-term bonds that typically mature in ten years or more. In exchange for this higher potential income, investors may experience higher share price volatility than would occur through investments with shorter maturities.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 40.)

O    Credit risk

O    Interest rate risk

O    Municipal market risk

O    Prepayment risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.



YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)


1999     1998     1997     1996     1995    1994     1993     1992     1991     1990

-3.07%   4.88%    8.55%    3.76%    14.45%  -7.30%   12.95%   8.37%    11.61%   5.60%


Best Quarter:                    Q_ 199_               ____%

Worst Quarter:                   Q1 1994              -5.09%




AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

                              1 Year     5 Years    10 Years

Tax-Exempt Bond Fund          -3.07%      5.55%       5.77%

Lehman Brothers
Municipal Bond Index           ____%      ____%       ____%

*The Fund is a successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.


TERMS TO KNOW


ALTERNATIVE MINIMUM TAX (AMT)
A federal tax designed to ensure that individuals, trusts, estates and companies are limited in their deductions, exemptions, and tax credits when calculating federal income tax liability.


MUNICIPAL SECURITIES
Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are exempt from federal income tax.


U.S. GOVERNMENT SECURITIES, SEE PAGE 29.



                                    BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide a high level of total return, including a competitive level of current income.


WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in bonds and similar fixed income securities.

O    The Fund may invest in the following:

O    Bonds and debentures

O    U.S. GOVERNMENT SECURITIES

O    Debt obligations of foreign governments

O    MORTGAGE-BACKED SECURITIES

O    MUNICIPAL SECURITIES

O    ZERO COUPON SECURITIES

O    Other floating/variable rate obligations

O    Options and interest-rate futures contracts

The Fund normally maintains a DOLLAR WEIGHTED AVERAGE MATURITY (or average life with respect to mortgage-backed and asset-backed securities) of between five and ten years. Accordingly, the Fund's holdings may experience more share price volatility than bonds with shorter maturities, making the Fund a more suitable investment for long-term investors.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 40.)

O    Credit risk

O    Interest rate risk

O    Prepayment risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.



YEAR-BY-YEAR TOTAL  RETURN

(as of 12/31 each year)

1999     1998     1997

-0.91%   7.12%    9.41%


Best Quarter:                    Q3 1997               3.67%

Worst Quarter:                   Q2 1999              -1.07%



AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/99)
                                                    Inception
                                         1 Year     (4/16/96)

Bond Fund                                -0.91%       5.60%

Lehman Brothers
Aggregate Bond Index                      ____%       ____%



TERMS TO KNOW


U.S. GOVERNMENT SECURITIES, SEE PAGE 29.

MORTGAGE-BACKED SECURITIES
Debt issues, based on a pool of underlying mortgages, that make interest and principal payments to investors.


MUNICIPAL SECURITIES, SEE PAGE 31.

ZERO COUPON SECURITIES
Securities that do not pay a stated interest rate, but are sold at a deep discount to their value at maturity. The difference between its discounted price and the full value of the security at maturity represents the payment of interest.


DOLLAR WEIGHTED AVERAGE MATURITY
An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

                        INTERMEDIATE TAX-EXEMPT BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide a high level of current income that is exempt from federal income tax.


WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 80% of its assets in a broad range of MUNICIPAL SECURITIES. These securities are generally exempt from federal income tax and not subject to the ALTERNATIVE MINIMUM TAX.

Under normal market conditions, the Fund's investments will have A DOLLAR WEIGHTED AVERAGE maturity in a range of three to ten years. Such intermediate-term securities share these basic characteristics:

O They offer a higher income stream and somewhat higher share price volatility than shorter-term municipal bond funds

O They tend to deliver less income with greater share price stability than longer-term bond funds

The Fund also may invest in U.S. GOVERNMENT SECURITIES and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in value of portfolio securities.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 40.)

O    Credit risk

O    Interest rate risk

O    Municipal market risk

O    Prepayment risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.



YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)

1999     1998     1997     1996     1995    1994     1993     1992     1991     1990

-0.43%   4.94%    6.41%    3.06%    11.68%  -3.08%   8.55%    6.77%    11.02%   6.35%


Best Quarter:                    Q_ 199_               ____%

Worst Quarter:                   Q1 1994              -2.83%




AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)
                              1 Year     5 Years    10 Years

Intermediate Tax-Exempt       -0.43%      5.05%       5.43%
Bond Fund

Lehman Brothers
Quality Intermediate
Municipal Bond Index           ____%      ____%      N/A **

Lehman Brothers
3-15 Year  Blend
Municipal Bond Index ***       ____%      ____%       ____%

*The Fund is a successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

**The inception date of the Lehman Brothers Quality Intermediate Municipal Bond Index is July 1, 1993.

***The Fund's primary benchmark will now be the Lehman Brothers 3-15 Year Blend Municipal Index - an index comprised of 40,278 investment-grade or better municipal bonds, with maturities between 2 and 17 years, from issues larger than $50 million dated since 1991. This index better reflects the investment objectives and policies of the Fund.



TERMS TO KNOW


MUNICIPAL SECURITIES, SEE PAGE 31.

ALTERNATIVE MINIMUM TAX, SEE PAGE 31.

DOLLAR WEIGHTED AVERAGE MATURITY, SEE PAGE 33.

U.S. GOVERNMENT SECURITIES, SEE PAGE 29.



                          SHORT/INTERMEDIATE BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide a high level of total return, including a competitive level of current income.


WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in bonds with a short/intermediate-term average maturity.

The portfolio manager favors bonds with two to five years remaining to maturity in order to achieve relative price stability and an attractive stream of income. Such short/intermediate-term bonds tend to offer a buffer against rising interest rates, although they will appreciate less when interest rates fall.

The Fund normally maintains a DOLLAR WEIGHTED AVERAGE MATURITY (or average life with respect to mortgage-backed and asset-backed securities) of between two and five years. The Fund may invest in:

O    Bonds and debentures

O    U.S. GOVERNMENT SECURITIES

O    U.S. dollar-denominated debt obligations of foreign issuers

O    MORTGAGE-BACKED SECURITIES

O    MUNICIPAL SECURITIES

O    ZERO COUPON SECURITIES

O    Other floating/variable rate obligations

O    Options and interest-rate futures contracts

If a defensive position is warranted, the Fund may hold short-term U.S. government securities (such as Treasury bills), high-quality money market instruments and cash.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 40.)

O    Credit risk

O    Interest rate risk

O    Prepayment risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.



YEAR-BY-YEAR TOTAL RETURN

(as of 12/31 each year)

1999     1998     1997

0.81%    7.01%    7.15%


Best Quarter:                    Q3 1998               3.33%

Worst Quarter:                   Q2 1999              -0.73%



AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/99)
                                                    Inception
                                         1 Year     (2/26/96)

Short/Intermediate
Bond Fund                                 0.81%       4.79%

Lehman Brothers
Intermediate Government
Corporate Bond Index                      ____%       ____%



TERMS TO KNOW


U.S. GOVERNMENT SECURITIES, SEE PAGE 29.

MORTGAGE-BACKED SECURITIES, SEE PAGE 33.

MUNICIPAL SECURITIES, SEE PAGE 31.

ZERO COUPON SECURITIES, SEE PAGE 33.

DOLLAR WEIGHTED AVERAGE MATURITY, SEE PAGE 33.



                        INTERMEDIATE GOVERNMENT BOND FUND



WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide a high level of current income, consistent with preservation of capital.


WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in:

O    U.S. government securities

O    MORTGAGE-BACKED SECURITIES, issued by U.S. government agencies

O    REPURCHASE AGREEMENTS collateralized by U.S. government securities

The DOLLAR WEIGHTED AVERAGE MATURITY (or average life with respect to mortgage-backed and asset-backed securities) generally will be in the intermediate range of between three and ten years.

The portfolio manager may invest up to 20% of the Fund's assets in:

O    ASSET-BACKED SECURITIES

O    ZERO COUPON SECURITIES

O    Corporate bonds

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 40.)

O    Credit risk

O    Interest rate risk

O    Prepayment risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.



YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)

1999     1998     1997     1996     1995    1994     1993     1992     1991     1990


                                       29


-0.80%   17.45%   7.82%    4.06%    13.46%  -1.65%   8.26%    6.82%    13.50%   9.29%


Best Quarter:                    Q_ 199_               ____%

Worst Quarter:                   Q1 1994              -2.09%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/99)

                              1 Year     5 Years    10 Years

Intermediate Government
Bond Fund                     -0.80%      6.30%       6.71%

Lehman Brothers
Intermediate Government
Bond Index                     ____%      ____%       ____%



*The Fund is a successor to a collective or common investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor fund for periods before it became a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load. The predecessor fund was not registered under the Investment Company Act of 1940 nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.



TERMS TO KNOW


U.S. GOVERNMENT SECURITIES, SEE PAGE 29.

MORTGAGE-BACKED SECURITIES, SEE PAGE 33.

REPURCHASE AGREEMENTS
A binding agreement enabling a bank or broker to borrow money, using securities as collateral, with a promise to buy back the securities at a specified price, usually within 90 days.


DOLLAR WEIGHTED AVERAGE MATURITY, SEE PAGE 33.

ASSET-BACKED SECURITIES
Securities collateralized by credit card loans or other accounts receivable.


ZERO COUPON SECURITIES, SEE PAGE 33.



                    RISK CONSIDERATIONS - FIXED INCOME FUNDS


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

O    The investment objective

O    The Fund's ability to achieve its objective

O    The markets in which the Fund invests

O    The investments the Fund makes in those markets

O    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.


COUNTERPARTY RISK

The risk that when a fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement and securities lending transactions with another party, it relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

INTEREST RATE RISK

The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates may produce an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivitive securities or purchases on margin) that tend to magnify changes in an index or market.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the other obligations.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

The risks of investing in the various Funds are illustrated in the chart below.

                                                              Intermediate     Short/      Intermediate
                   Convertible   Tax-Exempt                    Tax-Exempt   Intermediate    Government
                   Securities       Bond           Bond           Bond          Bond           Bond

RISKS

Counterparty            o             o              o              o             o              o

Credit                  o             o              o              o             o              o

Foreign securities      o                            o                            o              o

 Interest rate          o             o              o              o             o              o

Leverage                o             o              o              o             o              o

Market                  o             o              o              o             o              o

Municipal market                      o              o              o

Prepayment                            o              o              o             o              o



                     FEES AND EXPENSES - FIXED INCOME FUNDS


        THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND HOLD SHARES OF THE HARRIS INSIGHT FIXED INCOME FUNDS.



SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------


MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                        None


MAXIMUM DEFERRED SALES CHARGE (LOAD)                                    None


MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS             None


REDEMPTION FEE                                                          None


EXCHANGE FEE                                                            None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)
--------------------------------------------------------------------------------


                              Convertible     Tax-Exempt                   Intermediate      Short/       Intermediate
                               Securities        Bond           Bond        Tax-Exempt    Intermediate     Government
                                  Fund           Fund           Fund         Bond Fund      Bond Fund       Bond Fund
-----------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees(1)       0.70%           0.60% 2        0.65%          0.60% 2        0.70%           0.65%

Other Expenses                    0.31            0.20           0.23           0.20           0.20            0.26
-----------------------------------------------------------------------------------------------------------------------------

Total Operating Expenses(1)       1.01%           0.80%          0.88%          0.80%          0.90%           0.91%
-----------------------------------------------------------------------------------------------------------------------------

1 Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect waivers of advisory fees by Harris Trust. After these waivers, actual Fund advisory fees and total operating expenses for the fiscal year ended December 31, 1999 were:

                              Convertible     Tax-Exempt                   Intermediate      Short/       Intermediate
                               Securities        Bond           Bond        Tax-Exempt    Intermediate     Government
                                  Fund           Fund           Fund         Bond Fund      Bond Fund       Bond Fund

-----------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees          0.61%           0.59% 2        0.37%          0.60% 2        0.40%           0.24%
-----------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses          0.92%           0.79%          0.60%          0.80%          0.60%           0.50%
-----------------------------------------------------------------------------------------------------------------------------

2 Commencing October 18, 1999, Harris Trust has waived its entire advisory fee for the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund. Those waivers can be reduced or terminated at any time at the option of Harris Trust. If those fee waivers had been in effect for the entire fiscal year ended December 31, 1999, the total operating expenses for each of the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund (expressed as percentage of average net assets) for that year end would have been ____%.

Customers of a financial institution, such as Harris Trust, may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.



EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Harris Insight Fixed Income Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                           Convertible       Tax-Exempt        Bond       Intermediate       Short/     Intermediate
                            Securities          Bond           Fund        Tax-Exempt     Intermediate   Government
                               Fund             Fund                        Bond Fund       Bond Fund     Bond Fund
---------------------------------------------------------------------------------------------------------------------------

One Year                     $  103             $ 82          $   90          $ 82           $   92        $   93

Three Years                     322              255             281           255              287           290
---------------------------------------------------------------------------------------------------------------------------

Five Years                      558              444             488           444              498           504
---------------------------------------------------------------------------------------------------------------------------

Ten Years                     1,236              990           1,084           990            1,108         1,120
---------------------------------------------------------------------------------------------------------------------------


              INTRODUCTION TO THE HARRIS INSIGHT MONEY MARKET FUNDS


      THE HARRIS INSIGHT MONEY MARKET FUNDS OFFER INVESTORS THE OPPORTUNITY
TO DERIVE INCOME FROM A PORTFOLIO OF MONEY MARKET INSTRUMENTS WITH A STABLE NET
 ASSET VALUE. THEY INVEST IN SHORT-TERM SECURITIES ISSUED BY BANKS, OTHER U.S.
    CORPORATIONS, THE U.S. GOVERNMENT, STATE OR LOCAL GOVERNMENTS, AND OTHER ENTITIES. THESE MONEY MARKET INSTRUMENTS MAY INCLUDE CERTIFICATES OF DEPOSIT,
   BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES, FIXED-TERM OBLIGATIONS,
      COMMERCIAL PAPER, ASSET-BACKED SECURITIES AND REPURCHASE AGREEMENTS.


WHY INVEST IN MONEY MARKET FUNDS?

These funds are especially well-suited for conservative investors who seek -

O    Current income

O Stability of principal (they are managed in an attempt to maintain a share price of $1.00)


WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?

Money market funds must conform to a number of regulations, including rules that require each fund to -

O Limit the DOLLAR WEIGHTED AVERAGE MATURITY of their investments to 90 days or less

O    Buy only high quality, short-term money market instruments

O    Buy securities with remaining maturities no longer than 397 days


HOW ARE SECURITIES SELECTED FOR THE HARRIS INSIGHT MONEY MARKET FUNDS?

Two key tools are applied when selecting short-term securities for the money market funds:

O    Independent review of each issue's credit quality

O    Analysis of economic and market conditions

The portfolio manager endeavors to identify money market instruments that appear to -

O    Have minimal credit risk

O    Be positioned to benefit from anticipated changes in interest rates



TERMS TO KNOW


COMMERCIAL PAPER
Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.


ASSET-BACKED SECURITIES, SEE PAGE 39.

REPURCHASE AGREEMENTS, SEE PAGE 39.

DOLLAR WEIGHTED AVERAGE MATURITY, SEE PAGE 33.

Shares of the Harris Insight Money Market Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Harris Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information. The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Funds' principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 52.

                        HARRIS INSIGHT MONEY MARKET FUNDS
                          TAX-EXEMPT MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.


WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that are generally exempt from federal income tax and are not subject to the ALTERNATIVE MINIMUM TAX.

The Fund will invest primarily in high-quality MUNICIPAL SECURITIES that are generally exempt from federal income taxes and will purchase only U.S. dollar-denominated securities.

In addition, the Fund will purchase only securities (other than U.S. GOVERNMENT SECURITIES) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the portfolio manager to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 52.)

O    Credit risk

O    Municipal market risk

O    Principal stability risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.



YEAR-BY-YEAR TOTAL RETURN

(as of 12/31 each year)


1999     1998     1997     1996     1995

3.07%    3.35%    3.47%    3.19%    3.60%


Best Quarter:                    Q2 1995               0.95%

Worst Quarter:                   Q1 1999               0.68%

AVERAGE ANNUAL TOTAL RETURN


(as of 12/31/99)

                                                              Inception
                                         1 Year      5 Years  (1/5/94)

Tax-Exempt
Money Market Fund                         3.07%       3.33%   3.20%



As of December 31, 1999, the seven-day yield for the Fund was 4.14%. As of the same date, the effective tax-equivalent seven-day yield for the Fund was 4.23%. For current yield information, please call 800.982.8782.



TERMS TO KNOW


ALTERNATIVE MINIMUM TAX (AMT), SEE PAGE 31.

MUNICIPAL SECURITIES, SEE PAGE 31.

U.S. GOVERNMENT SECURITIES, SEE PAGE 29.



                                MONEY MARKET FUND


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.


WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the investment adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. GOVERNMENT SECURITIES, as well as bank and commercial obligations. COMMERCIAL PAPER purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the portfolio manager to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.


WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 52.)

O    Credit risk

O    Foreign securities risk

O    Principal stability risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.



YEAR-BY-YEAR TOTAL RETURN

(as of 12/31 each year)


1999     1998     1997     1996     1995

5.29%    5.61%    5.66%    5.38%    5.86%


Best Quarter:                    Q2 1995               1.46%

Worst Quarter:                   Q2 1999               1.23%



AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/99)
                                                              Inception
                                         1 Year      5 Years  (1/5/94)

Money Market Fund                         5.29%       5.56%   5.31%

As of December 31, 1999, the seven-day yield for the Fund was 5.87%. For current yield information, please call 800.982.8782.



TERMS TO KNOW


U.S. GOVERNMENT SECURITIES, SEE PAGE 29.

COMMERCIAL PAPER, SEE PAGE 45.



                          GOVERNMENT MONEY MARKET FUND


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.


WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund invests exclusively in short-term securities issued by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by those securities, all of which are deemed to be of minimal credit risk by the investment adviser.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.


WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 52.)

O    Credit risk

O    Principal stability risk


HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.



YEAR-BY-YEAR TOTAL RETURN

(as of 12/31 each year)


1999     1998     1997     1996     1995

5.04%    5.43%    5.48%    5.24%    5.79%


Best Quarter:                    Q2 1995               1.44%

Worst Quarter:                   Q2 1999               1.18%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/99)
                                                              Inception
                                         1 Year      5 Years  (5/16/94)

Government Money
Market Fund                               5.04%       5.39%   5.29%

As of December 31, 1999, the seven-day yield for the Fund was 5.28%. For current yield information, please call 800.982.8782.

                    RISK CONSIDERATIONS - MONEY MARKET FUNDS


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

O    The investment objective

O    The Fund's ability to achieve its objective

O    The markets in which the Fund invests

O    The investments the Fund makes in those markets

O    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.


COUNTERPARTY RISK

The risk that when a fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement and securities lending transactions with another party, it relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.


CREDIT RISK

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.


FOREIGN SECURITIES RISK

The risk that the price of foreign securities may be more volatile than their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.


MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the other obligations.


PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.



The risks of investing in the various Funds are illustrated in the chart below.

                          Tax-Exempt                                 Government
                            Money                Money                 Money
                            Market               Market                Market

RISKS

Counterparty                   o                    o                     o

Credit                         o                    o                     o

Foreign securities                                  o

Municipal market               o

Principal stability            o                    o                     o

                     FEES AND EXPENSES - MONEY MARKET FUNDS


THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND
              HOLD SHARES OF THE HARRIS INSIGHT MONEY MARKET FUNDS.



SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------


MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                 None


MAXIMUM DEFERRED SALES CHARGE (LOAD)                             None


MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS      None


REDEMPTION FEE                                                   None


EXCHANGE FEE                                                     None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)
--------------------------------------------------------------------------------

                                                                  Tax-Exempt               Money              Government
                                                                 Money Market             Market             Money Market
                                                                     Fund                  Fund                  Fund
-------------------------------------------------------------------------------------------------------------------------------

Investment Advisory Fees                                              0.10%                 0.10%                 0.11%

Other Expenses1                                                       0.13                  0.14                  0.13

Total Operating Expenses(1)                                           0.23%                 0.24%                 0.24%
-------------------------------------------------------------------------------------------------------------------------------

(1)Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect expense reductions (expense reimbursements and fee waivers) by Harris Trust. After these reductions, actual total operating and other expenses of the Funds for the fiscal year ended December 31, 1999 were:

                                                                  Tax-Exempt               Money              Government
                                                                 Money Market              Market            Money Market
                                                                     Fund                  Fund                  Fund
-------------------------------------------------------------------------------------------------------------------------------
Other Expenses                                                       0.13%                 0.09%                 0.08%

Total Operating Expenses                                             0.23%                 0.19%                 0.19%

-------------------------------------------------------------------------------------------------------------------------------

Customers of a financial institution, such as Harris Trust, may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.



EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Harris Insight Money Market Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------


                                                                  Tax-Exempt                Money                Government
                                                                 Money Market              Market               Money Market
                                                                     Fund                   Fund                    Fund

One Year                                                            $ 24                    $ 25                   $ 25

Three Years                                                           74                      77                     77

Five Years                                                           130                     135                    135

Ten Years                                                            293                     306                    306
---------------------------------------------------------------------------------------------------------------------------------

                               INVESTMENT ADVISER


Harris Trust and Savings Bank (Harris Trust), an Illinois state-chartered bank and a member of the Federal Reserve System, is the investment adviser for each of the Harris Insight Funds. Harris Trust is the successor to the investment banking firm of N.W. Harris & Co, which was organized in 1882 and incorporated in 1907. At December 31, 1999, Harris Trust had total discretionary assets under management of approximately $____ billion and was the largest of 28 banks owned by Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 1999, Harris Trust managed more than $____ billion in discretionary personal trust assets, and administered more than $____ billion in non-discretionary trust assets.

Harris Trust oversees the PORTFOLIO MANAGEMENT AGENT and the INVESTMENT SUB-ADVISER.

The Funds have received an exemptive order from the SEC that permits Harris Trust, subject to certain conditions, to select new portfolio management agents/sub-advisers or replace existing portfolio management agents/sub-advisers without first obtaining shareholder approval for the change. In addition, Harris Trust may authorize a portfolio management agent/sub-adviser to enter into a sub-portfolio management agreement with one or more sub-subadvisers on behalf of any Fund managed by that portfolio management agent/sub-adviser. The Board of Trustees, including a majority of the "independent" Trustees, must approve each new sub-portfolio management or sub-sub-portfolio management agreement. This allows Harris to employ new portfolio management agents/sub-advisers for new or existing Funds, change the terms of particular agreements with sub-advisers or change portfolio management agents/sub-advisers when it determines that a change is beneficial to shareholders, and to avoid the delay and expense of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, Harris Trust and the Funds will provide investors with information about each new portfolio management agent/sub-adviser (or sub-subadviser) and its portfolio management (or sub-portfolio management) agreement within 90 days of the hiring of a new portfolio management agent/sub-adviser or sub-subadviser. Harris Trust is responsible for selecting, monitoring, evaluating and allocating assets to the portfolio management agents/sub-advisers and oversees their compliance with each Fund's investment objective, policies and restrictions.

The SAI contains more information about the Funds' advisory and portfolio management agreements, including a fuller discussion of the Funds' SEC exemptive order.

ADVISORY FEES

The following chart shows the investment advisory fees paid, before fee waivers, by each Fund during its last fiscal year.

MANAGEMENT FEES PAID
(expressed as a percentage of average net assets)

Balanced Fund.............................................0.60%

Index Fund................................................0.25

Equity Income Fund........................................0.70

Equity Fund...............................................0.70

Growth Fund...............................................0.90

Small-Cap Value Fund......................................0.80

Small-Cap Opportunity Fund................................1.00

International Fund........................................1.05

Emerging Markets Fund.....................................1.25

Convertible Securities Fund...............................0.70

Tax-Exempt Bond Fund......................................0.60

Bond Fund.................................................0.65

Intermediate Tax-Exempt Bond Fund.........................0.60

Short/Intermediate Bond Fund..............................0.70

Intermediate Government Bond Fund.........................0.65



Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

Harris Trust may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.



PORTFOLIO MANAGEMENT AGENT

As the portfolio management agent, Harris Investment Management, Inc. (HIM) manages the investments of all of the Funds and, in the case of the International Fund and the Emerging Markets Fund, HIM has appointed Hansberger Global Investors, Inc. as the investment sub-adviser. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. For the services provided by HIM to the Funds for which it serves as portfolio management agent, Harris Trust pays HIM the advisory fees Harris Trust receives from those Funds. As of December 31, 1999, HIM managed approximately $14.1 billion in assets.


INVESTMENT SUB-ADVISER

Hansberger Global Investors, Inc. (Hansberger) serves as investment sub-adviser to, and makes all investment decisions for, the International Fund and the Emerging Markets Fund. Hansberger, founded in 1994, is a wholly-owned subsidiary of Hansberger Group, Inc. and provides a broad range of portfolio management services to clients in the U.S. and abroad. As of December 31, 1999, Hansberger managed approximately $2.9 billion in assets. Hansberger is paid for its investment sub-advisory services from the advisory fees HIM receives from Harris Trust.

Many persons on the staffs of the investment adviser, portfolio management agent and investment sub-adviser contribute to the investment management services provided to the Funds. The following persons, however, are primarily responsible for the day-to-day investment management of the Funds.



INVESTMENT ADVISER

Harris Trust and Savings Bank,
111 West Monroe Street,
Chicago, Illinois 60603


PORTFOLIO MANAGEMENT AGENT
Harris Investment Management, Inc.,
190 South LaSalle Street,
Chicago, Illinois 60690


INVESTMENT SUB-ADVISER
Hansberger Global Investors, Inc.,
515 East Las Olas Blvd., Suite 1300,
Fort Lauderdale, Florida 33301

                               PORTFOLIO MANAGERS
                            PORTFOLIO MANAGERS OF THE
                           HARRIS INSIGHT EQUITY FUNDS


BALANCED FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Johnson joined Harris Trust in 1969. He has served as Portfolio Manager of the Fund since it commenced operations in 1997 and has 30 years of experience in portfolio management.


INDEX FUND

JON D. THANOS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Thanos joined HIM in 1996. He has served as Portfolio Manager of the Fund since 1999 and has 8 years of portfolio management and trading experience.


EQUITY INCOME FUND

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Mr. Sido served as Portfolio Manager for a trust company, managing equity and fixed income portfolios. He has served as Portfolio Manager of the Fund since it commenced operations in 1996 and has over 16 years of investment management experience.


EQUITY FUND

DONALD G. M. COXE, CHAIRMAN AND CHIEF STRATEGIST (HIM)

Mr. Coxe joined HIM in 1993. He has served as Portfolio Manager of the Fund since 1996 and has nearly 32 years of institutional investment management experience.


GROWTH FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes joined HIM in 1999. He has served as Portfolio Manager of the Fund since then and has 14 years of portfolio management, investment research and trust administration experience.


SMALL-CAP VALUE FUND

JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Tesseo joined HIM in 1999. He has served as Portfolio Manager of the Fund since then and has 9 years of portfolio management and investment research experience.


SMALL-CAP OPPORTUNITY FUND

PAUL KLEINAITIS, PRINCIPAL  AND PORTFOLIO MANAGER (HIM)

Mr. Kleinaitis joined HIM in 1999. He has served as portfolio manager of the Fund since then and has 13 years of portfolio management and investment research experience.


INTERNATIONAL FUND

JAMES E. CHANEY, CHIEF INVESTMENT OFFICER (HANSBERGER)

Prior to joining Hansberger in 1996, Mr. Chaney was Executive Vice President of Templeton Worldwide Inc. and a senior member of its Portfolio
Management/Strategy Committee. While at Templeton, he managed numerous accounts, including the Foreign Equity Series of Templeton Institutional Funds Inc. He leads the International Fund's portfolio team, which includes:

     John Carl Fenley, CFA, Research Analyst, Global Equities

     Victoria Gretzky, Research Analyst

     John Hock, Research Analyst


EMERGING MARKETS FUND

THOMAS L. HANSBERGER, CHAIRMAN AND CHIEF EXECUTIVE OFFICER (HANSBERGER)

Before forming Hansberger in 1994, Mr. Hansberger was Chairman, President and Chief Executive Officer of Templeton Worldwide, Inc. While at Templeton, he served as director of research and was an officer, director or primary portfolio manager for several Templeton mutual funds. He leads the Emerging Markets Fund's portfolio team, which includes:

     Francisco Alzuru, Managing Director, Portfolio Manager and Research Analyst

     Ajit Dayan, Managing Director of India

     Aureole L.W. Foong, Director of Global Emerging Markets Research

     Robert Mazuelos, Research Analyst

     Vladimir Tyurenkov, Managing Director of Eastern Europe and Russia, Portfolio Manager and Research Analyst



                            PORTFOLIO MANAGERS OF THE
                        HARRIS INSIGHT FIXED INCOME FUNDS


INTERMEDIATE GOVERNMENT BOND FUND


SHORT/INTERMEDIATE BOND FUND


BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Ms. Alter served as Portfolio Manager for a major mutual fund investment management firm. She has 15 years of experience in the fixed income investment area and was appointed Portfolio Manager of:

O    Short/Intermediate Bond Fund in 1994

O    Bond Fund when it commenced operations in 1996

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Ms. Svagera was Principal/Vice President at an investment management firm, where she focused on the mortgage and asset-backed securities markets. She has 17 years of experience in the fixed income market and was appointed Portfolio Manager of:

O    Intermediate Government Bond Fund when it commenced operations in 1997

O    Short/Intermediate Bond Fund in 1996

O    Bond Fund when it commenced operations in 1996


INTERMEDIATE TAX-EXEMPT BOND FUND

TAX-EXEMPT BOND FUND

GEORGE W. SELBY, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1998, Mr. Selby served as Executive Director of Municipal Bond Sales for a brokerage firm. He has 17 years of municipal bond sales experience and was appointed Portfolio Manager of:

O    Intermediate Tax-Exempt Bond Fund in 1998

O    Tax-Exempt Bond Fund in 1998


CONVERTIBLE SECURITIES FUND

JON D. THANOS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Thanos joined HIM in 1996. He has served as Portfolio Manager of the Fund since 1999 and has 8 years of portfolio management and trading experience.



                            PORTFOLIO MANAGERS OF THE
                        HARRIS INSIGHT MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND


MONEY MARKET FUND

RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Royther joined Harris Trust in 1990. He has 11 years of investment management experience and was appointed Portfolio Manager of:

O    Government Money Market Fund in 1995

O    Money Market Fund in 1995


TAX-EXEMPT MONEY MARKET FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 8 years of investment management experience and was appointed Portfolio Manager of the Fund in 1998.

                             PRICING OF FUND SHARES



SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE

Each Fund calculates its net asset value per share (NAV) on each day on which both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open.



HOW THE FUNDS CALCULATE NAV

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.


NON-MONEY MARKET FUNDS

The NAV is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) and is generally based on the last sale prices of all securities held by the Fund and the number of shares outstanding. A Fund's securities are valued based on market value or, where market quotations are not readily available, are based on fair value as determined in good faith by or under the direction of the Fund's board of trustees.

Foreign securities are valued on the basis of quotations from the primary markets in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If the value of a foreign security has been materially affected by events occurring after the close of a foreign market, it may be valued by another method that the board believes reflects fair value. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.


MONEY MARKET FUNDS

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for each of the Money Market Fund and the Government Money Market Fund is calculated as of 2:30 p.m., Eastern time. In its attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES

                                HOW TO BUY SHARES


Institutional shares are sold to the following investors:

O    Fiduciary and discretionary accounts of institutions

O Financial institutions, such as banks, savings institutions and credit unions

O    Pension and profit sharing and employee benefit plans and trusts

O    Insurance companies

O    Investment companies

O    Investment advisers

O Broker/dealers investing for their own accounts or for the accounts of other institutional investors


Institutional shares may also be sold to directors, trustees, officers and employees of the Funds, the investment adviser, the portfolio management agent, the distributor and the investment adviser's other investment advisory clients.


OPENING A NEW ACCOUNT IS EASY

There are three convenient ways to invest in the Harris Insight Funds.

-------------------------------------- ----------------------------------- ---------------------------------
               BY MAIL                            BY BANK WIRE                    THROUGH FINANCIAL
                                                                               INSTITUTION/PROFESSIONAL
-------------------------------------- ----------------------------------- ---------------------------------
Complete and sign an application for   Call the Funds at 800.625.7073 to   Contact your financial
Institutional shares.                  initiate your purchase.             institution or professional for
                                                                           more information.

Make your check payable to the         Please be sure to furnish your      Important note: Each
Harris Insight Funds.                  taxpayer identification number.     institution or professional may
                                                                           have its own procedures and
                                                                           requirements for buying shares
                                                                           and may charge fees.

If you are adding to your existing     Then wire your investment to:
account, indicate your Fund account        PNC Bank, N.A.
number directly on the check.              Philadelphia, PA
                                           ABA #0310-0005-3
                                           For Credit To:
                                           Harris Insight Funds
                                           85-5093-2950
                                           Re: [Name of Fund]--
                                           Institutional shares
                                           Account No.:
                                           Account Name:
                                           Taxpayer ID No.:

Mail your application and check to:    If you are opening a new account, please
  Harris Insight Funds                 complete and mail the account application
  c/o PFPC Inc.                        form to the Funds at the address given
  P.O. Box 8952                        under OBy Mail.O
  Wilmington, DE 19899-8952

                                       The Funds currently do not charge
                                       investors for the receipt of wire
                                       transfers, although your bank may


                                       50


                                       charge you for their wiring services.
-------------------------------------- ----------------------------------- ---------------------------------



The Harris Insight Funds do not require a minimum investment to initiate or add to your investment program.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. The Funds do not accepts third party checks. Payment for the shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed.

Shares are purchased at the next share price calculated after your investment is received. The Funds reserve the right to reject any purchase order.



MORE ABOUT BUYING SHARES


TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.


HOURS OF OPERATION

The Funds are open for business each day the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open for business. The Funds are closed for business on:

New Year's Day                              Memorial Day                        Veterans' Day

Martin Luther King, Jr. Day                 Independence Day                    Thanksgiving Day

Presidents' Day                             Labor Day                           Christmas Day

Good Friday                                 Columbus Day

You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m. Central time.

PLEASE INDICATE WHETHER YOU WOULD LIKE THE ABILITY TO BUY, REDEEM OR EXCHANGE SHARES BY TELEPHONE OR WIRE WHEN YOU COMPLETE YOUR APPLICATION.

                               HOW TO SELL SHARES



ACCESSING YOUR MONEY IS EASY

You may sell, or redeem, some or all of your shares when the Funds are open for business by doing one of the following.



--------------------------------- ------------------------------ ------------------------------- ------------------------------
       BY MAIL AND CHECK             BY TELEPHONE AND CHECK             BY TELEPHONE AND               THROUGH FINANCIAL
                                                                           BANK WIRE              INSTITUTIONS/PROFESSIONALS
--------------------------------- ------------------------------ ------------------------------- ------------------------------
You may sell shares by writing    If you have chosen the         If you have chosen the wire     Contact your financial
the Funds at:                     telephone redemption           redemption privilege, you may   institution or professional
                                  privilege, you may call        call 800.625.7073, during       for more information.
  Harris Insight Funds            800.625.7073, during           business hours, to sell
  c/o PFPC Inc.                   business hours, to sell        shares and have your proceeds
  P.O. Box 8952                   shares.                        wired to a pre-designated
  Wilmington, DE 19899-8952.                                     bank account.

A check for your proceeds will    A check for your proceeds                                      Important note: Each
be mailed to you.                 will be mailed to you.                                         institution or professional
                                                                                                 may have its own procedures
                                                                                                 and requirements for selling
                                                                                                 shares and may charge fees.
--------------------------------- ------------------------------ ------------------------------- ------------------------------



A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See page 66 for more information.)



The Funds reserve the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.



MORE ABOUT REDEMPTIONS


WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is accepted by the Funds' transfer agent in good order. Your order will be processed and the proceeds will be mailed to you promptly. Payment by wire will generally be sent the following business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed once the check clears, which may take up to 15 days.

Under unusual circumstances, the Funds may suspend redemptions, if allowed by the Securities and Exchange Commission, or postpone payment.


MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.


SIGNATURE GUARANTEES

The Funds use signature guarantees to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is --

O    Payable to anyone other than the shareholder(s) of record

O    To be mailed to an address other than the address of record

O    To be wired to a bank other than one previously authorized

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that is a participant in a medallion program recognized by the Securities Transfer Association.


REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account if the value of the account is reduced below $500 ($250 in the case of a retirement account) and mail the proceeds to the shareholder, unless the reduction is due to market activity. However, the shareholder would first be notified in writing and permitted 30 days to increase the balance.



ADDITIONAL SHAREHOLDER
SERVICES AND INFORMATION


EXCHANGING SHARES

You can exchange your Institutional shares for Institutional shares of any other Harris Insight Fund, provided that:

O    Shares have been held for at least seven days

O    Account registration stays the same

O    The shares you wish to buy are registered for sale in your home state

Under certain circumstances, the Funds may:

O    Limit the number of exchanges between Funds

O    Reject a telephone exchange order

O    Modify or discontinue the exchange privilege upon 60 days' written notice

The procedures that apply to redeeming shares also apply to exchanging shares.


TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone, rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

REGULAR REPORTS


Your investment will be easy to track. During the year, you will receive:

O    An annual account statement

O    A quarterly consolidated statement

O    A confirmation statement, each time you buy, sell or exchange shares

O An annual and semi-annual report to shareholders for each Fund in which you invest



For more information on any of Harris Insight Funds' shareholder services, please call 800.982.8782.

                        Dividends and tax considerations

Dividends of net investment income, if any, are declared and paid at least annually by each Fund. Following is the schedule of payments:


FUND                                                     DECLARED AND PAID

Balanced Fund                                            Quarterly

Index Fund                                               Quarterly

Equity Income Fund                                       Quarterly

Equity Fund                                              Quarterly

Growth Fund                                              Annually

Small-Cap Value Fund                                     Annually

Small-Cap Opportunity Fund                               Annually

International Fund                                       Annually

Emerging Markets Fund                                    Annually

Convertible Securities Fund                              Quarterly

Tax-Exempt Bond Fund                                     Daily/Monthly

Bond Fund                                                Daily/Monthly

Intermediate Tax-Exempt Bond Fund                        Daily/Monthly

Short/Intermediate Bond Fund                             Daily/Monthly

Intermediate Government Bond Fund                        Daily/Monthly

Tax-Exempt Money Market Fund                             Daily/Monthly

Money Market Fund                                        Daily/Monthly

Government Money Market Fund                             Daily/Monthly


Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at net asset value and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.


TAX CONSIDERATIONS

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have been in the Fund and whether you reinvest in additional shares or take it in cash.

O All dividends paid, including net short-term capital gains (except "exempt-interest dividends") are taxable to you as ordinary income.

O Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

O You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.


EXEMPT-INTEREST DIVIDENDS

Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.


MULTIPLE CLASSES

Each of the Index Fund, Tax-Exempt Money Market Fund, Money Market Fund and Government Money Market Fund offer two classes of shares, N Shares and Institutional Shares. Each other Fund offers three classes of shares, N Shares, A Shares and Institutional Shares. The shares of each class are offered by a separate prospectus.



                        MASTER FUND/FEEDER FUND STRUCTURE

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure, in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                              FINANCIAL HIGHLIGHTS


   THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND A FUND'S FINANCIAL PERFORMANCE FOR THE PAST 5 YEARS (OR, IF SHORTER, THE PERIOD OF THE
FUND'S OPERATIONS). CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND INSTITUTIONAL SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN INSTITUTIONAL SHARES
 OF EACH FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS
     INFORMATION HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY PRICEWATERHOUSECOOPERS LLP, INDEPENDENT ACCOUNTANTS, WHOSE REPORT, ALONG WITH
THE FUNDS' FINANCIAL STATEMENTS, IS INCLUDED IN THE FUNDS' ANNUAL REPORT, WHICH
                           IS AVAILABLE UPON REQUEST.


These financial highlights should be read with the financial statements.

                                 (insert tables)

FOR MORE INFORMATION
More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (is legally considered part of) this prospectus.

To obtain information:

BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
Four Falls Corporate Center, 6th Floor
West Conshohocken, PA 19428-2961

ON THE INTERNET
Text only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

   HARRIS INSIGHT FUNDS
   http://www.harrisinsight.com

 Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.

                                     HARRIS
                                INSIGHT(R) FUNDS


                                    N Shares



                             MAY 1, 2000 PROSPECTUS


                        HARRIS INSIGHT MONEY MARKET FUNDS
                          Tax-Exempt Money Market Fund
                                Money Market Fund
                          Government Money Market Fund



      AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC)
 HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS
  PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

            INTRODUCTION TO MONEY MARKET FUNDSPAGE                   2
                 HARRIS INSIGHT MONEY MARKET FUNDS
                      Tax-Exempt Money Market Fund                   4
                                 Money Market Fund                   6
                      Government Money Market Fund                   8
                               Risk Considerations                  10
                                 Fees and Expenses                  12

                                INVESTMENT ADVISER                  14

                                PORTFOLIO MANAGERS                  15

                            PRICING OF FUND SHARES                  16

                              SHAREHOLDER SERVICES                  17

                  DIVIDENDS AND TAX CONSIDERATIONS                  22

                         DISTRIBUTION ARRANGEMENTS                  23

                 MASTER FUND/FEEDER FUND STRUCTURE                  24

                              FINANCIAL HIGHLIGHTS                  25

              INTRODUCTION TO THE HARRIS INSIGHT MONEY MARKET FUNDS

      The Harris Insight Money Market Funds offer investors the opportunity to derive income from a portfolio of money market instruments with a stable net asset value. They invest in short-term securities issued by banks, other U.S.
    corporations, the U.S. government, state or local governments, and other entities. These money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, COMMERCIAL PAPER, ASSET-BACKED SECURITIES and REPURCHASE AGREEMENTS.

WHY INVEST IN MONEY MARKET FUNDS?
These funds are especially well-suited for conservative investors who seek -

o    Current income

o Stability of principal (they are managed in an attempt to maintain a share price of $1.00)

o    Checkwriting privileges permitting access to your money at any time

WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?
Money market funds must conform to a number of regulations, including rules that require each fund to-

o Limit the DOLLAR WEIGHTED AVERAGE MATURITY of their investments to 90 days or less

o    Buy only high quality, short-term money market instruments

o    Buy securities with remaining maturities no longer than 397 days

HOW ARE SECURITIES SELECTED FOR THE HARRIS INSIGHT MONEY MARKET FUNDS?
Two key tools are applied when selecting short-term securities for the money market funds:

o    Independent review of each issue's credit quality

o    Analysis of economic and market conditions

The portfolio manager endeavors to identify money market instruments that appear to-

o    Have minimal credit risk

o    Be positioned to benefit from anticipated changes in interest rates



TERMS TO KNOW

COMMERCIAL PAPER
Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

ASSET-BACKED SECURITIES
Securities collateralized by credit card loans or other accounts receivable.

REPURCHASE AGREEMENTS
A binding agreement enabling a bank or broker to borrow money, using securities as collateral, with a promise to buy back the securities at a specified price, usually within 90 days.

DOLLAR WEIGHTED AVERAGE MATURITY
An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

Shares of the Harris Insight Money Market Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Harris Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information. The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 54.



                        HARRIS INSIGHT MONEY MARKET FUNDS

                          TAX-EXEMPT MONEY MARKET FUND



WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that are generally exempt from federal income tax and are not subject to the ALTERNATIVE MINIMUM TAX.

The Fund will invest primarily in high-quality MUNICIPAL SECURITIES that are generally exempt from federal income taxes and will purchase only U.S. dollar-denominated securities.

In addition, the Fund will purchase only securities (other than U.S. GOVERNMENT SECURITIES) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the portfolio manager to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.



WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 10.)

o    Credit risk

o    Municipal market risk

o    Principal stability risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(as of 12/31 each year)


1999     1998     1997     1996     1995    1994     1993     1992     1991     1990

2.75%    3.02%    3.17%    2.94%    3.31%   2.30%    1.99%    2.54%    4.16%    5.51%


Best Quarter:     Q_ 199_       ____%

Worst Quarter:    Q2 1993       0.63%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/99)

              1 Year  5 Years 10 Years

Tax-Exempt
Money Market
Fund           2.75%   3.04%    3.16%


As of December 31, 1999, the seven-day yield for the Fund was 3.83%. As of the same date, the effective tax-equivalent seven-day yield for the Fund was 3.91%. For current yield information, please call 800.982.8782.

TERMS TO KNOW

ALTERNATIVE MINIMUM TAX (AMT)
A federal tax designed to ensure that individuals, trusts, estates and companies are limited in their deductions, exemptions, and tax credits when calculating federal income tax liability.

MUNICIPAL SECURITIES
Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are exempt from federal income tax.

U.S. GOVERNMENT SECURITIES
Obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.



                                MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the investment adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. GOVERNMENT SECURITIES, as well as bank and commercial obligations. COMMERCIAL PAPER purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the portfolio manager to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 10.)

o    Credit risk

o    Foreign securities risk

o    Principal stability risk

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(as of 12/31 each year)


1999     1998     1997     1996     1995    1994     1993     1992     1991     1990

4.92%    5.25%    5.35%    5.11%    5.58%   3.79%    2.69%    3.41%    5.87%    7.94%


Best Quarter:     Q_ 199_       ____%

Worst Quarter:    Q2 1993       0.65%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/99)

              1 Year  5 Years 10 Years

Money Market
Fund           4.92%   5.24%    4.98%

As of December 31, 1999, the seven-day yield for the Fund was 5.52%. For current yield information, please call 800.982.8782.



TERMS TO KNOW

U.S. GOVERNMENT SECURITIES, SEE PAGE 5.

COMMERCIAL PAPER, SEE PAGE 3.



                          GOVERNMENT MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund invests exclusively in short-term securities issued by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by those securities, all of which are deemed to be of minimal credit risk by the investment adviser.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 10.)

o    Credit risk

o    Principal stability risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)


1999     1998     1997     1996     1995    1994     1993     1992     1991     1990

4.67%    5.08%    5.17%    5.00%    5.51%   3.72%    2.62%    3.42%    5.67%    7.78%


Best Quarter:    Q_ 199_        ____%

Worst Quarter:    Q2 1993       0.63%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/99)

              1 Year  5 Years 10 Years

Government
Money Market
Fund           4.67%   5.09%    4.86%

As of December 31, 1999, the seven-day yield for the Fund was 4.93%. For current yield information, please call 800.982.8782.

                    RISK CONSIDERATIONS - MONEY MARKET FUNDS

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o    The investment objective

o    The Fund's ability to achieve its objective

o    The markets in which the Fund invests

o    The investments the Fund makes in those markets

o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that when a fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement and securities lending transactions with another party, it relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g. multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the other obligations.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

The risks of investing in the various Funds are illustrated in the chart below.

--------------------------------------------------------------------------------
                              Tax-Exempt                         Government
                             Money Market      Money Market     Money Market
--------------------------------------------------------------------------------
  RISKS

  Counterparty                     o                 o                o

  Credit                           o                 o                o

  Foreign Securities                                 o

  Municipal market                 o

  Principal stability              o                 o                o
--------------------------------------------------------------------------------

                     FEES AND EXPENSES - MONEY MARKET FUNDS

      The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Money Market Funds.



SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                     None

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                 None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS          None

REDEMPTION FEE                                                       None

EXCHANGE FEE                                                         None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

--------------------------------------------------------------------------------
                               Tax-Exempt           Money      Government Money
                           Money Market Fund     Market Fund      Market Fund
--------------------------------------------------------------------------------

Investment Advisory Fee           0.10%             0.10%            0.11%

Rule 12b-1 Fees1                  0.10              0.10             0.10

Shareholder Servicing Fees        0.25              0.25             0.25

Other Expenses1                   0.13              0.14             0.13

Total Operating Expenses(1)       0.58%             0.59%            0.59%
--------------------------------------------------------------------------------

  1Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect reduced Rule 12b-1 fees or expense reductions (expense reimbursements and fee waivers) by Harris Trust. After these reductions, actual Rule 12b-1 fees and total operating and other expenses of the Funds for the fiscal year ended December 31, 1999 were:

                               Tax-Exempt           Money      Government Money
                            Money Market Fund    Market Fund      Market Fund
--------------------------------------------------------------------------------

  Rule 12b-1 Fees                 0.07%             0.09%            0.10%

  Other Expenses                  0.13              0.09             0.08

  Total Operating Expenses        0.55%             0.53%            0.54%
--------------------------------------------------------------------------------

Customers of a financial institution, such as Harris Trust, may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.



EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Harris Insight Money Market Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                               Tax-Exempt           Money      Government Money
                           Money Market Fund     Market Fund      Market Fund
--------------------------------------------------------------------------------

One Year                          $ 59              $ 60             $ 60

Three Years                        186               189              189

Five Years                         324               329              329

Ten Years                          726               738              738
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER

Harris Trust and Savings Bank (Harris Trust), an Illinois state-chartered bank and a member of the Federal Reserve System, is the investment adviser for each of the Harris Insight Funds. Harris Trust is the successor to the investment banking firm of N.W. Harris & Co, which was organized in 1882 and incorporated in 1907. At December 31, 1999, Harris Trust had total discretionary assets under management of approximately $____ billion and was the largest of 28 banks owned by Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 1999, Harris Trust managed more than $____ billion in discretionary personal trust assets, and administered more than $____ billion in non-discretionary trust assets.

Harris Trust oversees the PORTFOLIO MANAGEMENT AGENT and the INVESTMENT SUB-ADVISER.

The Funds have received an exemptive order from the SEC that permits Harris Trust, subject to certain conditions, to select new portfolio management agents/sub-advisers or replace existing portfolio management agents/sub-advisers without first obtaining shareholder approval for the change. In addition, Harris Trust may authorize a portfolio management agent/sub-adviser to enter into a sub-portfolio management agreement with one or more sub-subadvisers on behalf of any Fund managed by that portfolio management agent/sub-adviser. The Board of Trustees, including a majority of the "independent" Trustees, must approve each new sub-portfolio management or sub-sub-portfolio management agreement. This allows Harris to employ new portfolio management agents/sub-advisers for new or existing Funds, change the terms of particular agreements with sub-advisers or change portfolio management agents/sub-advisers when it determines that a change is beneficial to shareholders, and to avoid the delay and expense of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, Harris Trust and the Funds will provide investors with information about each new portfolio management agent/sub-adviser (or sub-subadviser) and its portfolio management (or sub-portfolio management) agreement within 90 days of the hiring of a new portfolio management agent/sub-adviser or sub-subadviser. Harris Trust is responsible for selecting, monitoring, evaluating and allocating assets to the portfolio management agents/sub-advisers and oversees their compliance with each Fund's investment objective, policies and restrictions.

The SAI contains more information about the Funds' advisory and portfolio management agreements, including a fuller discussion of the Funds' SEC exemptive order.


ADVISORY FEES

The investment advisory fees payable to Harris Trust for each Fund are based upon the average daily net assets of each Fund at the annual rate of 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

Harris Trust may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

PORTFOLIO MANAGEMENT AGENT

As the portfolio management agent, Harris Investment Management, Inc. (HIM) manages the investments of all of the Funds. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. For the services provided by HIM to the Funds for which it serves as portfolio management agent, Harris Trust pays HIM the advisory fees Harris Trust receives from those Funds. As of December 31, 1999, HIM managed approximately $14.1 billion in assets.

Many persons on the staffs of the investment adviser and portfolio management agent contribute to the investment management services provided to the Funds. The following persons, however, are primarily responsible for the day-to-day investment management of the Funds.

INVESTMENT ADVISER

Harris Trust and Savings Bank,
111 West Monroe Street,
Chicago, Illinois 60603

PORTFOLIO MANAGEMENT AGENT
Harris Investment Management, Inc.,
190 South LaSalle Street,
Chicago, Illinois 60690

                               PORTFOLIO MANAGERS
                            PORTFOLIO MANAGERS OF THE
                        HARRIS INSIGHT MONEY MARKET FUNDS



GOVERNMENT MONEY MARKET FUND

MONEY MARKET FUND

RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Royther joined Harris Trust in 1990. He has 11 years of investment management experience and was appointed Portfolio Manager of:

o    Government Money Market Fund in 1995

o    Money Market Fund in 1995

TAX-EXEMPT MONEY MARKET FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 8 years of investment management experience and was appointed Portfolio Manager of the Fund in 1998.



                             PRICING OF FUND SHARES


SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE

Each Fund calculates its net asset value per share (NAV) on each day on which both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open.

HOW THE FUNDS CALCULATE NAV

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for each of the Money Market Fund and the Government Money Market Fund is calculated as of 2:30 p.m., Eastern time. In its attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES
                                HOW TO BUY SHARES




OPENING A NEW ACCOUNT IS EASY
There are three convenient ways to invest in the Harris Insight Funds.


-------------------------------------- ----------------------------------- ---------------------------------
               BY MAIL                            BY BANK WIRE                    THROUGH FINANCIAL
                                                                               INSTITUTION/PROFESSIONAL
-------------------------------------- ----------------------------------- ---------------------------------
Complete and sign an application for   Call the Funds at 800.625.7073 to   Contact your financial
Institutional shares.                  initiate your purchase.             institution or professional for
                                                                           more information.

Make your check payable to the         Please be sure to furnish your      Important note: Each
Harris Insight Funds.                  taxpayer identification number.     institution or professional may
                                                                           have its own procedures and
                                                                           requirements for buying shares
                                                                           and may charge fees.

If you are adding to your existing     Then wire your investment to:
account, indicate your Fund account        PNC Bank, N.A.
number directly on the check.              Philadelphia, PA
                                           ABA #0310-0005-3
                                           For Credit To:
                                           Harris Insight Funds
                                           85-5093-2950
                                           Re: [Name of Fund]--
                                           Institutional shares
                                           Account No.:
                                           Account Name:
                                           Taxpayer ID No.:

Mail your application and check to:    If you are opening a new account, please
  Harris Insight Funds                 complete and mail the account application
  c/o PFPC Inc.                        form to the Funds at the address given
  P.O. Box 8952                        under "By Mail."
  Wilmington, DE 19899-8952

                                       The Funds currently do not charge
                                       investors for the receipt of wire
                                       transfers, although your bank may
                                       charge you for their wiring services.
-------------------------------------- ----------------------------------- ---------------------------------


Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. The Funds do not accept third party checks. Payment for the shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed.

Shares are purchased at the next share price calculated after your investment is received. The Funds reserve the right to reject any purchase order.


AUTOMATIC INVESTMENT PLAN: A CONVENIENT OPTION

Through automatic investing, you can invest equal amounts of money on a regular basis.

At the time you open your account or any time afterward, you can elect Harris Insight Funds' Automatic Investment Plan by so indicating on the Harris Insight Funds New Account Application. The Plan lets you invest as little as $50 a month in the Fund of your choice through electronic withdrawals from your checking or savings account. (If your checking or savings account does not have sufficient assets to permit the Automatic Investment in any month, your participation in the Plan will cease and a new application will be needed to reinstate your Plan.)



Choose Your Investment Amount
The Harris Insight Funds offer a flexible range of minimum investment amounts to initiate or add to your investment program.

                             Minimum
                            Per Fund

To open a regular account.....$1,000

To open a
retirement account..............$250

To open an account using the
Automatic Investment Plan........$50

To add to an existing account....$50



MORE ABOUT BUYING SHARES

MULTIPLE OWNERS

If you register your account as belonging to multiple owners, e.g., as joint tenants, you must provide specific authorization on your application in order for us to accept instructions from a single owner. Otherwise, all owners will have to authorize any transactions in the account.

TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.



HOURS OF OPERATION

The Funds are open for business each day the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open for business. The Funds are closed for business on:

New Year's Day                   Memorial Day               Veterans' Day
Martin Luther King, Jr. Day      Independence Day           Thanksgiving Day
Presidents' Day                  Labor Day                  Christmas Day
Good Friday                      Columbus Day

You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m. Central time.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

                               HOW TO SELL SHARES


ACCESSING YOUR MONEY IS EASY

You may sell, or redeem, some or all of your shares by doing one of the following.

--------------------------------- ------------------------------ ------------------------------- ------------------------------
                                                                          BY TELEPHONE                 THROUGH FINANCIAL
       BY MAIL AND CHECK             BY TELEPHONE AND CHECK              AND BANK WIRE             INSTITUTIONS/PROFESSIONALS
--------------------------------- ------------------------------ ------------------------------- ------------------------------

You may sell shares by writing    If you have chosen the         If you have chosen the wire     Contact your financial
the Funds at:                     telephone redemption           redemption privilege, you may   institution or professional
  Harris Insight Funds            privilege, you may call        call 800.625.7073, during       for more information.
  c/o PFPC Inc.                   800.625.7073, during           business hours, to sell your
  P.O. Box 8952                   business hours, to sell your   shares and have your proceeds
  Wilmington, DE 19899-8952       shares.                        wired to a pre-designated
                                                                 bank account.

A check for your proceeds will    A check for your proceeds                                      Important note: Each
be mailed to you.                 will be mailed to you.                                         institution or professional
                                                                                                 may have its own procedures
                                                                                                 and requirements for selling
                                                                                                 shares and may charge fees.
--------------------------------- ------------------------------ ------------------------------- ------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See page __ for more information.)

The Funds reserve the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

MORE ABOUT REDEMPTIONS

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is accepted by the Funds' transfer agent in good order. Your order will be processed and a check for the proceeds will be mailed to you promptly. Payment by wire will generally be sent the following business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed once the check clears, which may take up to 15 days.

Under unusual circumstances, the Funds may suspend redemptions, if allowed by the Securities and Exchange Commission, or postpone payment.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.

SYSTEMATIC WITHDRAWAL PLAN (NOT AVAILABLE FOR IRAS OR OTHER RETIREMENT ACCOUNTS)

You may enroll in the Systematic Withdrawal Plan (SWP) by so indicating on the Harris Insight Funds New Account Application. Using the SWP, you may redeem a specific dollar amount (not less than $100) from your Harris Insight Funds account each month, quarter, six months or year.

To enroll in the SWP, you must meet the following conditions:

o    you must have elected to reinvest your Fund dividends, and

o your shares of the Fund from which you want shares redeemed must have a value of at least $10,000 at the time of each withdrawal.

Plan redemptions are normally processed on the 25th day of the applicable month (or on the next Business Day if the normal processing day is not a Business Day) and are paid promptly thereafter. You should know that, if your SWP withdrawals are greater than the amount of dividends from your Fund, the withdrawals reduce the principal invested. (If your Fund account does not have a sufficient balance to permit a Systematic Withdrawal, your participation in the SWP will cease and a new application will be needed to reinstate your Plan.)

SIGNATURE GUARANTEES

The Funds require signature guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is -

o    To be payable to anyone other than the shareholder(s) of record

o    To be mailed to an address other than the address of record

o    To be wired to a bank other than one previously authorized

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that is a participant in a medallion program recognized by the Securities Transfer Association.


CHECKWRITING (FOR MONEY MARKET FUNDS)
Checkwriting is available for each of the Harris Insight Money Market Funds. If you are an investor in one of these Funds and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the Transfer Agent for payment, the Fund's Custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the Transfer Agent for payment. The minimum check amount is $500.

If you are opening a new account and wish to establish the checkwriting option, you must complete the account application and signature card. If you already have an account, you may contact the Harris Insight Funds at 800.625.7073 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Funds' Transfer Agent.

o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds."

o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the previous ten business days.

The Funds and the Custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

Charges may be imposed for returned checks, stop payment orders, copies of cancelled checks and other special services.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account if the value of the account is below $500 ($250 in the case of a retirement account) and mail the proceeds to the shareholder, unless the reduction is due to market activity. However, the shareholder would first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION

EXCHANGING SHARES

You may exchange your N Shares of any Money Market Fund for N Shares of any other Harris Insight Fund without a sales charge, provided that:

o    Your N Shares have been held for at least seven days

o    Your account registration stays the same

o    The shares you wish to buy are registered for sale in your home state

If you purchased N Shares of a Harris Insight Money Market Fund by an exchange of A Shares of another Fund, those N Shares (but not other N Shares including shares acquired by reinvestment of dividends on those shares) may be exchanged for and invested in A Shares of any Fund without a sales charge. Any other N Shares of a Fund may be exchanged for and invested in A Shares of any other Fund subject to the then-applicable sales charge.

The Harris Insight Funds A Shares are offered by a separate prospectus.

Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than four exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four-exchange limit. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

Each Fund reserves the right to refuse an exchange by any person or group if, in Harris Trust's judgement, the Fund to be purchased might be unable to invest the money effectively in accordance with its investment objective and policies or might otherwise be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days written notice.

The procedures that apply to redeeming shares also apply to exchanging shares.


DIRECTED DIVIDEND PLAN (DDP)

You may direct your dividends and/or distributions from one Harris Insight Fund to be reinvested automatically in another Harris Insight Fund without any fee or sales charge, provided that both Funds are in the same share class and have identical ownership registration. To use the DDP, you must maintain a balance of at least $1,000 in the Fund account from which dividends are paid at the time each DDP payment is made. (If your Fund account does not have a sufficient balance to permit a Directed Dividend payment, your participation in the DDP will cease and a new application will be needed to reinstate your Plan.)

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone, rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o    An annual account statement

o    A quarterly consolidated statement

o    A confirmation statement, each time you buy, sell or exchange shares

o An annual and semi-annual report to shareholders for each Fund in which you invest



For more information on any of Harris Insight Funds' shareholder services, please call 800.982.8782.

                        DIVIDENDS AND TAX CONSIDERATIONS


     Dividends of net investment income, if any, are declared daily and paid monthly by each Fund. Any capital gains are declared and paid at least annually.

     All distributions may be invested in additional shares of the same Fund at net asset value and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have been in the Fund and whether you reinvest it in additional shares or take it in cash.

o All dividends paid, including net short-term capital gains (except "exempt-interest dividends") are taxable to you as ordinary income.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

EXEMPT-INTEREST DIVIDENDS

Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.


                            DISTRIBUTION ARRANGEMENTS


SERVICE PLANS (N SHARES ONLY)

Each Fund may pay fees, at a rate of up to 0.25% of the average daily net asset value of the Fund's N Shares, to financial institutions, securities dealers and other industry professionals (which may include Harris Trust and its affiliates) for shareholder support services they provide. Each Money Market Fund may also pay for expenses incurred for advertising and marketing N Shares of the Fund at a rate of up to 0.10% of average daily net assets of the Fund pursuant to a plan adopted by the Fund under Rule 12b-1. Because those expenses are paid out of the Fund's assets on an on-going basis, over time those expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.

MULTIPLE CLASSES

Each of the Tax-Exempt Money Market Fund, Money Market Fund and Government Money Market Fund offer two classes of shares, N Shares and Institutional Shares. The shares of each class are offered by a separate prospectus.

                        MASTER FUND/FEEDER FUND STRUCTURE

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure, in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.



                              FINANCIAL HIGHLIGHTS

       The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund N Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each N Shares of each
     Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by
 PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.


   These financial highlights should be read with the financial statements.


                                 (Insert Tables)

FOR MORE INFORMATION
More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
Four Falls Corporate Center, 6th Floor

West Conshohocken, PA 19428-2961

ON THE INTERNET
Text only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

HARRIS INSIGHT FUNDS
HTTP://WWW.HARRISINSIGHT.COM



Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.

                                     HARRIS
                                INSIGHT(R) FUNDS

                              INSTITUTIONAL SHARES


                             MAY 1, 2000 PROSPECTUS


                        HARRIS INSIGHT MONEY MARKET FUNDS
                          Tax-Exempt Money Market Fund
                                Money Market Fund
                          Government Money Market Fund


      AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC)
 HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS
  PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



             INTRODUCTION TO MONEY MARKET FUNDS          PAGE 2
              HARRIS INSIGHT MONEY MARKET FUNDS
                   Tax-Exempt Money Market Fund               4
                              Money Market Fund               6
                   Government Money Market Fund               8
                            Risk Considerations              10
                              Fees And Expenses              12

                             INVESTMENT ADVISER              14

                             PORTFOLIO MANAGERS              16

                         PRICING OF FUND SHARES              16

                           SHAREHOLDER SERVICES              17

               DIVIDENDS AND TAX CONSIDERATIONS              23

              MASTER FUND/FEEDER FUND STRUCTURE              24

                           FINANCIAL HIGHLIGHTS              25

              INTRODUCTION TO THE HARRIS INSIGHT MONEY MARKET FUNDS

      The Harris Insight Money Market Funds offer investors the opportunity to derive income from a portfolio of money market instruments with a stable net asset value. They invest in short-term securities issued by banks, other U.S.
    corporations, the U.S. government, state or local governments, and other entities. These money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, COMMERCIAL PAPER, ASSET-BACKED SECURITIES and REPURCHASE AGREEMENTS.

WHY INVEST IN MONEY MARKET FUNDS?

These funds are especially well-suited for conservative investors who seek -

o    Current income

o Stability of principal (they are managed in an attempt to maintain a share price of $1.00)


WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?

Money market funds must conform to a number of regulations, including rules that require each fund to -

o Limit the DOLLAR WEIGHTED AVERAGE MATURITY of their investments to 90 days or less

o    Buy only high quality, short-term money market instruments

o    Buy securities with remaining maturities no longer than 397 days


HOW ARE SECURITIES SELECTED FOR THE HARRIS INSIGHT MONEY MARKET FUNDS?

Two key tools are applied when selecting short-term securities for the money market funds:

o    Independent review of each issue's credit quality

o    Analysis of economic and market conditions

The portfolio manager endeavors to identify money market instruments that appear to -

o    Have minimal credit risk

o    Be positioned to benefit from anticipated changes in interest rates



TERMS TO KNOW


COMMERCIAL PAPER
Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

ASSET-BACKED SECURITIES
Securities collateralized by credit card loans or other accounts receivable.

REPURCHASE AGREEMENTS
A binding agreement enabling a bank or broker to borrow money, using securities as collateral, with a promise to buy back the securities at a specified price, usually within 90 days.

DOLLAR WEIGHTED AVERAGE MATURITY
An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

Shares of the Harris Insight Money Market Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Harris Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information. The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Funds' principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 10.



                        HARRIS INSIGHT MONEY MARKET FUNDS
                          TAX-EXEMPT MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.


WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that are generally exempt from federal income tax and are not subject to the ALTERNATIVE MINIMUM TAX.

The Fund will invest primarily in high-quality MUNICIPAL SECURITIES that are generally exempt from federal income taxes and will purchase only U.S. dollar-denominated securities.

In addition, the Fund will purchase only securities (other than U.S. GOVERNMENT SECURITIES) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the portfolio manager to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 10.)

o    Credit risk

o    Municipal market risk

o    Principal stability risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(as of 12/31 each year)


1999     1998     1997     1996     1995

3.07%    3.35%    3.47%    3.19%    3.60%


Best Quarter:                    Q2 1995               0.95%

Worst Quarter:                   Q1 1999               0.68%




AVERAGE ANNUAL TOTAL RETURN

(as of 12/31/99)

                                                              Inception
                                         1 Year      5 Years  (1/5/94)

Tax-Exempt
Money Market Fund                         3.07%       3.33%   3.20%



As of December 31, 1999, the seven-day yield for the Fund was 4.14%. As of the same date, the effective tax-equivalent seven-day yield for the Fund was 4.23%. For current yield information, please call 800.982.8782.





TERMS TO KNOW


ALTERNATIVE MINIMUM TAX (AMT)
A federal tax designed to ensure that individuals, trusts, estates and companies are limited in their deductions, exemptions, and tax credits when calculating federal income tax liability.

MUNICIPAL SECURITIES
Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are exempt from federal income tax.

U.S. GOVERNMENT SECURITIES
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.



                                MONEY MARKET FUND


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the investment adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. GOVERNMENT SECURITIES, as well as bank and commercial obligations. COMMERCIAL PAPER purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the portfolio manager to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.


WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 10.)

o    Credit risk

o    Foreign securities risk

o    Principal stability risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.



YEAR-BY-YEAR TOTAL RETURN

(as of 12/31 each year)


1999     1998     1997     1996     1995

5.29%    5.61%    5.66%    5.38%    5.86%


Best Quarter:                    Q2 1995               1.46%

Worst Quarter:                   Q2 1999               1.23%




AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/99)
                                                              Inception
                                         1 Year      5 Years  (1/5/94)

Money Market Fund                         5.29%       5.56%   5.31%

As of December 31, 1999, the seven-day yield for the Fund was 5.87%. For current yield information, please call 800.982.8782.



TERMS TO KNOW

U.S. GOVERNMENT SECURITIES, SEE PAGE 5.

COMMERCIAL PAPER, SEE PAGE 3.



                          GOVERNMENT MONEY MARKET FUND


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.


WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund invests exclusively in short-term securities issued by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by those securities, all of which are deemed to be of minimal credit risk by the investment adviser.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.


WHAT ARE THE FUND'S PRINCIPAL RISKS?

(See Risk Considerations, page 10.)

o    Credit risk

o    Principal stability risk



HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.



YEAR-BY-YEAR TOTAL RETURN

(as of 12/31 each year)


1999     1998     1997     1996     1995

5.04%    5.43%    5.48%    5.24%    5.79%


Best Quarter:                    Q2 1995               1.44%

Worst Quarter:                   Q2 1999               1.18%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/99)
                                                              Inception
                                         1 Year      5 Years  (5/16/94)

Government Money
Market Fund                               5.04%       5.39%   5.29%

As of December 31, 1999, the seven-day yield for the Fund was 5.28%. For current yield information, please call 800.982.8782.



                    RISK CONSIDERATIONS - MONEY MARKET FUNDS


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o    The investment objective

o    The Fund's ability to achieve its objective

o    The markets in which the Fund invests

o    The investments the Fund makes in those markets

o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.


COUNTERPARTY RISK

The risk that when a fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement and securities lending transactions with another party, it relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the Fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.


CREDIT RISK

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.


FOREIGN SECURITIES RISK

The risk that the price of foreign securities may be more volatile than their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.


MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the other obligations.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.



The risks of investing in the various Funds are illustrated in the chart below.



                           Tax-Exempt                           Government
                             Money             Money              Money
                             Market            Market             Market

RISKS

Counterparty                    o                 o                  o

Credit                          o                 o                  o

Foreign securities                                o

Municipal market                o

Principal stability             o                 o                  o



                     FEES AND EXPENSES - MONEY MARKET FUNDS

      The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Money Market Funds.



SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------


MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None


MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None


MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS              None


REDEMPTION FEE                                                           None


EXCHANGE FEE                                                             None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)
--------------------------------------------------------------------------------

                              Tax-Exempt          Money         Government
                             Money Market        Market        Money Market
                                 Fund             Fund             Fund
--------------------------------------------------------------------------------

Investment Advisory Fees          0.10%            0.10%            0.11%

Other Expenses(1)                 0.13             0.14             0.13
--------------------------------------------------------------------------------

Total Operating Expenses(1)       0.23%            0.24%            0.24%
--------------------------------------------------------------------------------

(1)Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect expense reductions (expense reimbursements and fee waivers) by Harris Trust. After these reductions, actual total operating and other expenses of the Funds for the fiscal year ended December 31, 1999 were:

                                   Tax-Exempt          Money         Government
                                  Money Market        Market        Money Market
                                      Fund             Fund             Fund
--------------------------------------------------------------------------------
  Other Expenses                       0.13%            0.09%            0.08%
--------------------------------------------------------------------------------

  Total Operating Expenses             0.23%            0.19%            0.19%


Customers of a financial institution, such as Harris Trust, may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.



EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Harris Insight Money Market Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------

                      Tax-Exempt                Money                Government
                     Money Market              Market               Money Market
                         Fund                   Fund                    Fund

One Year                $ 24                    $ 25                   $ 25

Three Years               74                      77                     77

Five Years               130                     135                    135

Ten Years                293                     306                    306
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER

Harris Trust and Savings Bank (Harris Trust), an Illinois state-chartered bank and a member of the Federal Reserve System, is the investment adviser for each of the Harris Insight Funds. Harris Trust is the successor to the investment banking firm of N.W. Harris & Co., which was organized in 1882 and incorporated in 1907. At December 31, 1999, Harris Trust had total discretionary assets under management of approximately $____ billion and was the largest of 28 banks owned by Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 1999, Harris Trust managed more than $____ billion in discretionary personal trust assets, and administered more than $____ billion in non-discretionary trust assets.

Harris Trust oversees the PORTFOLIO MANAGEMENT AGENT and the INVESTMENT SUB-ADVISER.

The Funds have received an exemptive order from the SEC that permits Harris Trust, subject to certain conditions, to select new portfolio management agents/sub-advisers or replace existing portfolio management agents/sub-advisers without first obtaining shareholder approval for the change. In addition, Harris Trust may authorize a portfolio management agent/sub-adviser to enter into a sub-portfolio management agreement with one or more sub-subadvisers on behalf of any Fund managed by that portfolio management agent/sub-adviser. The Board of Trustees, including a majority of the "independent" Trustees, must approve each new sub-portfolio management or sub-sub-portfolio management agreement. This allows Harris to employ new portfolio management agents/sub-advisers for new or existing Funds, change the terms of particular agreements with sub-advisers or change portfolio management agents/sub-advisers when it determines that a change is beneficial to shareholders, and to avoid the delay and expense of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, Harris Trust and the Funds will provide investors with information about each new portfolio management agent/sub-adviser (or sub-subadviser) and its portfolio management (or sub-portfolio management) agreement within 90 days of the hiring of a new portfolio management agent/sub-adviser or sub-subadviser. Harris Trust is responsible for selecting, monitoring, evaluating and allocating assets to the portfolio management agents/sub-advisers and oversees their compliance with each Fund's investment objective, policies and restrictions.

The SAI contains more information about the Funds' advisory and portfolio management agreements, including a fuller discussion of the Funds' SEC exemptive order.



ADVISORY FEES

The investment advisory fees payable to Harris Trust for each Fund are based upon the average daily net assets of each Fund at the annual rate of 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

Harris Trust may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.



PORTFOLIO MANAGEMENT AGENT

As the portfolio management agent, Harris Investment Management, Inc. (HIM) manages the investments of all of the Funds and, in the case of the International Fund and the Emerging Markets Fund, HIM has appointed Hansberger Global Investors, Inc. as the investment sub-adviser. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. For the services provided by HIM to the Funds for which it serves as portfolio management agent, Harris Trust pays HIM the advisory fees Harris Trust receives from those Funds. As of December 31, 1999, HIM managed approximately $14.1 billion in assets.


INVESTMENT ADVISER

Harris Trust and Savings Bank
111 West Monroe Street
Chicago, Illinois 60603


PORTFOLIO MANAGEMENT AGENT

Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690



                               PORTFOLIO MANAGERS
                            PORTFOLIO MANAGERS OF THE
                        HARRIS INSIGHT MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND


MONEY MARKET FUND

RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Royther joined Harris Trust in 1990. He has 11 years of investment management experience and was appointed Portfolio Manager of:

o    Government Money Market Fund in 1995

o    Money Market Fund in 1995


TAX-EXEMPT MONEY MARKET FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 8 years of investment management experience and was appointed Portfolio Manager of the Fund in 1998.



                             PRICING OF FUND SHARES



SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE

Each Fund calculates its net asset value per share (NAV) on each day on which both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open.



HOW THE FUNDS CALCULATE NAV

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

MONEY MARKET FUNDS

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for each of the Money Market Fund and the Government Money Market Fund is calculated as of 2:30 p.m., Eastern time. In its attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.



                              SHAREHOLDER SERVICES

                                HOW TO BUY SHARES


Institutional shares are sold to the following investors:

o    Fiduciary and discretionary accounts of institutions

o Financial institutions, such as banks, savings institutions and credit unions

o    Pension and profit sharing and employee benefit plans and trusts

o    Insurance companies

o    Investment companies

o    Investment advisers

o Broker/dealers investing for their own accounts or for the accounts of other institutional investors

Institutional shares may also be sold to directors, trustees, officers and employees of the Funds, the investment adviser, the portfolio management agent, the distributor and the investment adviser's other investment advisory clients.


OPENING A NEW ACCOUNT IS EASY

There are three convenient ways to invest in the Harris Insight Funds.


-------------------------------------- ----------------------------------- ---------------------------------
               BY MAIL                            BY BANK WIRE                    THROUGH FINANCIAL
                                                                               INSTITUTION/PROFESSIONAL
-------------------------------------- ----------------------------------- ---------------------------------
Complete and sign an application for   Call the Funds at 800.625.7073 to   Contact your financial
Institutional shares.                  initiate your purchase.             institution or professional for
                                                                           more information.

Make your check payable to the         Please be sure to furnish your      Important note: Each
Harris Insight Funds.                  taxpayer identification number.     institution or professional may
                                                                           have its own procedures and
                                                                           requirements for buying shares
                                                                           and may charge fees.

If you are adding to your existing     Then wire your investment to:
account, indicate your Fund account        PNC Bank, N.A.
number directly on the check.              Philadelphia, PA
                                           ABA #0310-0005-3
                                           For Credit To:
                                             Harris Insight Funds
                                             85-5093-2950
                                           Re: [Name of Fund]--


                                       13


                                             Institutional shares
                                           Account No.:
                                           Account Name:
                                           Taxpayer ID No.:

Mail your application and check to:    If you are opening a new account, please
  Harris Insight Funds                 complete and mail the account application
  c/o PFPC Inc.                        form to the Funds at the address given
  P.O. Box 8952                        under "By Mail."
  Wilmington, DE 19899-8952

                                       The Funds currently do not charge
                                       investors for the receipt of wire
                                       transfers, although your bank may
                                       charge you for their wiring services.
-------------------------------------- ----------------------------------- ---------------------------------



The Harris Insight Funds do not require a minimum investment to initiate or add to your investment program.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. The Funds do not accept third party checks. Payment for the shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed.

Shares are purchased at the next share price calculated after your investment is received. The Funds reserve the right to reject any purchase order.



MORE ABOUT BUYING SHARES


TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.


HOURS OF OPERATION

The Funds are open for business each day the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open for business. The Funds are closed for business on:

New Year's Day                    Memorial Day                Veterans' Day

Martin Luther King, Jr. Day       Independence Day            Thanksgiving Day

Presidents' Day                   Labor Day                   Christmas Day

Good Friday                       Columbus Day

You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m. Central time.

PLEASE INDICATE WHETHER YOU WOULD LIKE THE ABILITY TO BUY, REDEEM OR EXCHANGE SHARES BY TELEPHONE OR WIRE WHEN YOU COMPLETE YOUR APPLICATION.

                               HOW TO SELL SHARES



ACCESSING YOUR MONEY IS EASY

You may sell, or redeem, some or all of your shares when the Funds are open for business by doing one of the following.


--------------------------------- ------------------------------ ------------------------------- ------------------------------
                                                                          BY TELEPHONE                 THROUGH FINANCIAL
       BY MAIL AND CHECK             BY TELEPHONE AND CHECK              AND BANK WIRE             INSTITUTIONS/PROFESSIONALS
--------------------------------- ------------------------------ ------------------------------- ------------------------------

You may sell shares by writing    If you have chosen the         If you have chosen the wire     Contact your financial
the Funds at:                     telephone redemption           redemption privilege, you may   institution or professional
  Harris Insight Funds            privilege, you may call        call 800.625.7073, during       for more information.
  c/o PFPC Inc.                   800.625.7073, during           business hours, to sell your
  P.O. Box 8952                   business hours, to sell your   shares and have your proceeds
  Wilmington, DE 19899-8952       shares.                        wired to a pre-designated
                                                                 bank account.

A check for your proceeds will    A check for your proceeds                                      Important note: Each
be mailed to you.                 will be mailed to you.                                         institution or professional
                                                                                                 may have its own procedures
                                                                                                 and requirements for selling
                                                                                                 shares and may charge fees.
--------------------------------- ------------------------------ ------------------------------- ------------------------------


A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See page 21 for more information.)


The Funds reserve the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.



MORE ABOUT REDEMPTIONS


WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is accepted by the Funds' transfer agent in good order. Your order will be processed and the proceeds will be mailed to you promptly. Payment by wire will generally be sent the following business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed once the check clears, which may take up to 15 days.

Under unusual circumstances, the Funds may suspend redemptions, if allowed by the Securities and Exchange Commission, or postpone payment.


MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.


SIGNATURE GUARANTEES

The Funds use signature guarantees to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is --

o    Payable to anyone other than the shareholder(s) of record

o    To be mailed to an address other than the address of record

o    To be wired to a bank other than one previously authorized

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that is a participant in a medallion program recognized by the Securities Transfer Association.


REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account if the value of the account is reduced below $500 ($250 in the case of a retirement account) and mail the proceeds to the shareholder, unless the reduction is due to market activity. However, the shareholder would first be notified in writing and permitted 30 days to increase the balance.


ADDITIONAL SHAREHOLDER
SERVICES AND INFORMATION


EXCHANGING SHARES

You can exchange your Institutional shares for Institutional shares of any other Harris Insight Fund, provided that:

o    Shares have been held for at least seven days

o    Account registration stays the same

o    The shares you wish to buy are registered for sale in your home state

Under certain circumstances, the Funds may:

o    Limit the number of exchanges between Funds

o    Reject a telephone exchange order

o    Modify or discontinue the exchange privilege upon 60 days' written notice

The procedures that apply to redeeming shares also apply to exchanging shares.

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone, rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.


REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o    An annual account statement

o    A quarterly consolidated statement

o    A confirmation statement, each time you buy, sell or exchange shares

o An annual and semi-annual report to shareholders for each Fund in which you invest



For more information on any of Harris Insight Funds' shareholder services, please call 800.982.8782



                        DIVIDENDS AND TAX CONSIDERATIONS

     Dividends of net investment income, if any, are declared daily and paid monthly by each Fund. Any capital gains are declared and paid at least annually.

     All distributions may be invested in additional shares of the same Fund at net asset value and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.



TAX CONSIDERATIONS

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have been in the Fund and whether you reinvest in additional shares or take it in cash.

o All dividends paid, including net short-term capital gains (except "exempt-interest dividends") are taxable to you as ordinary income.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.


EXEMPT-INTEREST DIVIDENDS

Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.


MULTIPLE CLASSES

Each of the Tax-Exempt Money Market Fund, Money Market Fund and Government Money Market Fund offer two classes of shares, N Shares and Institutional Shares. The shares of each class are offered by a separate prospectus.

                        MASTER FUND/FEEDER FUND STRUCTURE

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure, in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.



                              FINANCIAL HIGHLIGHTS

       The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund Institutional share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Institutional shares of each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.


These financial highlights should be read with the financial statements.

                                 (insert tables)

FOR MORE INFORMATION
More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
Four Falls Corporate Center, 6th Floor
West Conshohocken, PA 19428-2961

ON THE INTERNET
Text only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

   HARRIS INSIGHT FUNDS
   http://www.harrisinsight.com

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.

                             HARRIS INSIGHT(R) FUNDS
                     Four Falls Corporate Center, 6th Floor
                   West Conshohocken, Pennsylvania 19428-2961
                            Telephone: (800) 982-8782

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2000

         This Statement of Additional Information (the "SAI") is not a prospectus. It should be read in conjunction with corresponding prospectuses dated May 1, 2000 and any supplement thereto (the "Prospectuses") for the series of Harris Insight Funds Trust (the "Trust") listed below (each a "Fund" and collectively the "Funds").

The Funds are as follows:

     Equity Funds

     o    Harris Insight Emerging Markets Fund
     o    Harris Insight International Fund
     o    Harris Insight Small-Cap Opportunity Fund
     o    Harris Insight Small-Cap Value Fund
     o    Harris Insight Growth Fund
     o    Harris Insight Equity Fund
     o    Harris Insight Equity Income Fund
     o    Harris Insight Index Fund
     o    Harris Insight Balanced Fund

     Fixed Income Funds

     o    Harris Insight Convertible Securities Fund
     o    Harris Insight Tax-Exempt Bond Fund
     o    Harris Insight Bond Fund
     o    Harris Insight Intermediate Tax-Exempt Bond Fund
     o    Harris Insight Short/Intermediate Bond Fund
     o    Harris Insight Intermediate Government Bond Fund

     Money Market Funds

     o    Harris Insight Tax-Exempt Money Market Fund
     o    Harris Insight Money Market Fund
     o    Harris Insight Government Money Market Fund

         Each Fund's financial statements and financial highlights for the fiscal period ended December 31, 1999, including the independent auditors' report thereon, are included in the Funds' Annual Report and are incorporated herein by reference.

         To obtain a free copy of the Prospectuses or Annual Report, please write or call the Funds at the address or telephone number given above.

         Capitalized terms not defined herein are defined in the Prospectuses.

                                                                   HIF 1150 5/00

                                TABLE OF CONTENTS




                                                                           PAGE
General Information About the Trust...........................................3
Investment Strategies.........................................................3
Ratings......................................................................28
Investment Restrictions......................................................28
Master Fund/Feeder Fund Structure............................................30
Trustees and Executive Officers..............................................33
Control Persons and Principal Holders of Securities..........................34
Investment Management, Distribution and Other Services.......................35
Service Plans................................................................43
Calculation of Yield and Total Return........................................46
Additional Purchase and Redemption Information...............................50
Determination of Net Asset Value.............................................52
Portfolio Transactions ......................................................53
Tax Information..............................................................56
Shares of Beneficial Interest................................................58
Other........................................................................60
Independent Auditors and Reports to Shareholders.............................60
Appendix A...................................................................61

                       GENERAL INFORMATION ABOUT THE TRUST

         The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on December 6, 1995. Because the Trust offers multiple investment portfolios (the "Funds"), it is known as a "series" company. The Trust currently has eighteen Funds, with various investment objectives and policies. Each Fund, except for the Index Fund and the Money Market Funds, offers three classes of shares, A Shares, N Shares and Institutional Shares. The Index Fund and each of the Money Market Funds offer two classes of shares, N Shares and Institutional Shares. (Prior to February 18, 1999, A Shares were named "Advisor" Shares and N Shares were named "Class A" Shares.) The investment objectives of the Funds are described in the Prospectuses. Harris Trust and Savings Bank ("Harris Trust" or the "Investment Adviser") is the adviser to the Funds, Harris Investment Management, Inc. ("HIM", the "Sub-Adviser", or the "Portfolio Management Agent") is the portfolio manager for each of the Funds, and Hansberger Global Investors, Inc. ("Hansberger" or the "Investment Sub-Subadviser") is the sub-subadviser to the International Fund and the Emerging Markets Fund. See "Investment Management, Distribution and Other Services" below.

                              INVESTMENT STRATEGIES

         ASSET-BACKED SECURITIES. The Funds, except for the Convertible Securities Fund, may purchase asset-backed securities, which represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as installment loan contracts, leases of various types of real and personal property, motor vehicle installment sales contracts and receivables from revolving credit (credit card) agreements. In accordance with guidelines established by the Board of Trustees, asset-backed securities may be considered illiquid securities and, therefore, may be subject to a Fund's 15% (10% with respect to the Money Market Funds) limitation on such investments. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, including prepayment risk.

         Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

         BANK OBLIGATIONS. A Fund may invest in bank obligations, include negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. The Money Market Fund limits its investments in domestic bank obligations to obligations of U.S. banks (including foreign branches and thrift institutions) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System, are examined by Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("U.S. banks"). The Money Market Fund limits its investments in foreign bank obligations to U.S. dollar-denominated obligations of foreign banks (including U.S. branches): (a) which banks at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets and (ii) are among the 100 largest banks in the world, as determined on the basis of assets, and have branches or agencies in the U.S.; and (b) which obligations, in the opinion of HIM, are of an investment quality comparable to obligations of U.S. banks that may be purchased by the Money Market Fund. Each of the Short/Intermediate Bond Fund and the Money Market Fund may invest more than 25% of the current value of its total assets in obligations (including repurchase agreements) of: (a) U.S. banks; (b) U.S. branches of foreign banks that are subject to the same regulation as U.S. banks by the U.S. Government or its agencies or instrumentalities; or (c) foreign branches of U.S. banks if the U.S. banks would be unconditionally liable in the event the foreign branch failed to pay on such obligations for any reason.

         Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand but may be subject to early withdrawal penalties which could reduce the Fund's yield. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both.

         The profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. In addition, domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. Obligations of foreign banks involve somewhat different investment risks from those associated with obligations of U.S. banks.

         BORROWING. A Fund may borrow up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, which borrowing may be secured by the pledge of up to 10% of the current value of the Fund's net assets. Investments may not be purchased while any aggregate borrowings in excess of 5% exist.

         COMMON AND PREFERRED STOCK. The Equity Funds and the Convertible Securities Fund may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, usually have the right to vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, in the event of liquidation of the company, would be entitled to their pro rata shares of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends or upon liquidation. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings or other surplus of the company and not interest payments, which are expenses of the company. Equity securities owned by a Fund may be traded in the over-the-counter market or on a securities exchange and may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by a Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell the security at less than the reported value of the security, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

         Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other types of securities. Smaller or newer issuers are more likely to realize more substantial growth or suffer more significant losses than larger or more established issuers. Investments in these companies can be both more volatile and more speculative. The Small-Cap Opportunity Fund and the Small-Cap Value Fund have heightened exposure to these risks due to their policy of investing in smaller companies.

         CONVERTIBLE SECURITIES. The Equity Funds and the Fixed Income Funds may invest in convertible preferred stock and bonds, which are fixed income securities that are convertible into common stock at a specified price or conversion ratio. Because they have the characteristics of both fixed-income securities and common stock, convertible securities sometimes are called "hybrid" securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities offering a stated dividend rate. Convertible securities will at times be priced in the market like other fixed income securities: that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security market price will tend to fluctuate in relationship to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities both for producing current income and longer-term capital appreciation. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock. Securities rated "B" or "CCC" (or "Caa") are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, with "B" indicating a lesser degree of speculation than "CCC" (or "Caa"). While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Securities rated "CCC" (or "Caa") have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain low-rated and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk, and yields on such securities will fluctuate over time. Issuers of low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated and comparable unrated securities may diminish the Fund's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value.

         Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.

         To the extent that there is no established retail secondary market for low-rated and comparable unrated securities, there may be little trading of such securities in which case the responsibility of the Trust's Board of Trustees to value such securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available. In addition, a Fund's ability to dispose of the bonds may become more difficult. Furthermore, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

         The market for certain low-rated and comparable unrated securities has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could likely disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and could result in a higher incidence of defaults.

         FLOATING AND VARIABLE RATE OBLIGATIONS. Each Fund may purchase securities having a floating or variable rate of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. These adjustments tend to decrease the sensitivity of the security's market value to changes in interest rates. The Sub-Adviser or Sub-Subadviser will monitor, on an ongoing basis, the ability of an issuer of a floating or variable rate demand instrument to pay principal and interest on demand. A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Funds' custodian subject to a sub-custodian agreement between the bank and the Funds' custodian.

         The floating and variable rate obligations that the Funds may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives a Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of the obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Money Market Funds may invest in certificates of participation even if the underlying obligations carry stated maturities in excess of thirteen months upon compliance with certain conditions contained in a rule of the Securities and Exchange Commission (the "Commission"). The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.

         Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in prevailing market interest rates or changes in the issuer's creditworthiness.

         Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. During periods when short-term interest rates are relatively low as compared to long-term interest rates, a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. While this form of leverage may increase the security's yield, it may also increase the volatility of the security's market value.

         A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid securities if there is no reliable trading market for the instrument or if the Fund may not demand payment of the principal amount within seven days.

         FOREIGN CURRENCY AND FOREIGN CURRENCY FORWARD CONTRACTS, OPTIONS AND FUTURES. When investing in foreign securities, a Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs expenses in converting assets from one currency to another.

         Forward Contracts. Each of the Equity Funds and the Fixed Income Funds, except for the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund, may enter into foreign currency forward contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date ("forward contracts"). Forward contracts may be entered into by the Fund for hedging purposes, either to "lock-in" the U.S. dollar purchase price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Fund has investments may suffer a decline against the U.S. dollar, as well as for non-hedging purposes. A Fund may also enter into a forward contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency ("cross hedging"), if in the judgment of the Investment Adviser, Sub-Adviser or Sub-Subadviser, a reasonable degree of correlation can be expected between movements in the values of the two currencies. By entering into such transactions, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on an exchange.

         Each of the Emerging Markets Fund and the International Fund may also enter into transactions in forward contracts for other than hedging purposes that present greater profit potential but also involve increased risk. For example, if the Investment Adviser, Sub-Adviser or Sub-Subadviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, the Funds may purchase or sell such currency, respectively, through a forward contract. If the expected changes in the value of the currency occur, the Funds will realize profits which will increase their gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Funds may sustain losses which will reduce their gross income. Such transactions, therefore, could be considered speculative.

         The Funds have established procedures consistent with statements by the Commission and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Funds satisfy this requirement through segregation of assets, they will segregate appropriate liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of their commitments under forward contracts.

         Only a limited market, if any, currently exists for hedging transactions relating to currencies in many emerging market countries, or to securities of issuers domiciled or principally engaged in business in emerging market countries, in which the Emerging Markets Fund or the International Fund may invest. This may limit a Fund's ability to effectively hedge its investments in those emerging markets.

         Foreign Currency Futures. Generally, foreign currency futures provide for the delivery of a specified amount of a given currency, on the exercise date, for a set exercise price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward contracts. The Investment Adviser, Sub-Adviser or Sub-Subadviser will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

         Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described below. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

         Foreign Currency Options. The Emerging Markets Fund and the International Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, the Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Fund would be able to sell the foreign currency for a fixed amount of U.S. dollars, thereby securing the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, the Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. The Fund may also purchase call and put options to close out written option positions.

         A Fund may also write covered call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to the Fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, the Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. A Fund may also write options to close out long call option positions. A covered put option on a foreign currency would be written by the Fund for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security which the Fund anticipates purchasing. Here, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to the Fund resulting from an increase in the U.S. dollar value of the foreign security. However, the Fund could not benefit from any decline in the cost of the foreign security which is greater than the price of the premium received. A Fund may also write options to close out long put option positions. The markets in foreign currency options are relatively new and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

         The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a "hedged" investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         As in the case of other kinds of options, the use of foreign currency options constitutes only a partial hedge and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

         Options on foreign currencies written or purchased by a Fund may be traded on U.S. or foreign exchanges or over-the-counter. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

         FOREIGN INVESTMENT COMPANIES. Some of the countries in which the Emerging Markets Fund or International Fund may invest, may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may be permitted only through foreign government-approved or authorized investment vehicles, which may include other investment companies. These Funds may also invest in other investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the Fund does not own more than 3% of the voting stock of any one investment company.

         FOREIGN SECURITIES. Investing in foreign securities generally represents a greater degree of risk than investing in domestic securities, due to possible exchange controls or exchange rate fluctuations, limits on repatriation of capital, less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S., more volatile markets, less securities regulation, less favorable tax provisions, political or economic instability, war or expropriation. As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated.

         The Emerging Markets Fund and the International Fund may purchase sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and similar securities ("Depositary Receipts"). Each of the Equity Funds also may invest in ADRs and EDRs. Depositary Receipts are typically issued by a financial institution ("depository") and evidence ownership interests in a security or a pool of securities ("underlying securities") that have been deposited with the depository. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Fund's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities. Thus, a Depositary Receipt representing ownership of common stock will be treated as common stock.

         Each of the Emerging Markets Fund and International Fund may invest a portion of its assets in certain sovereign debt obligations known as "Brady Bonds." Brady Bonds are issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. The Brady Plan contemplates, among other things, the debtor nation's adoption of certain economic reforms and the exchange of commercial bank debt for newly issued bonds. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as the World Bank or the International Monetary Fund (the "IMF"). The World Bank or IMF supports the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to replenish reserves used to reduce outstanding bank debt. Under these loan agreements or other arrangements with the World Bank or IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. The Brady Plan sets forth only general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.

         Brady Bonds are recent issues and do not have a long payment history. Agreements implemented under the Brady Plan are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, each country offers different financial packages. Options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, and bonds bearing an interest rate that increases over time and the advancement of the new money for bonds. The principal of certain Brady Bonds has been collateralized by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, World Bank and the debtor nations' reserves. Interest payments may also be collateralized in part in various ways.

         Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds can be viewed as speculative.

         Each of the other Equity Funds may invest up to 10% of its total assets in dollar-denominated foreign equity and debt securities. The Balanced Fund, the Short/Intermediate Bond Fund and the Bond Fund (each with respect to 20% of its total assets) may invest in non-convertible and convertible debt of foreign banks, foreign corporations and foreign governments which obligations are denominated in and pay interest in U.S. dollars. The Money Market Fund may invest in non-convertible debt of foreign banks, foreign corporations and foreign governments which obligations are denominated in and pay interest in U.S. dollars. The Convertible Securities Fund may invest only in dollar-denominated Eurodollar securities that are convertible into the common stock of domestic corporations. The Intermediate Government Bond Fund may invest in dollar-denominated Eurodollar securities that are guaranteed by the U.S. Government or its agencies or instrumentalities.

         On January 1, 1999, the European Monetary Union (the "EMU") introduced a new single currency, the Euro, which replaced the national currencies of participating member nations. The adoption of the Euro does not reduce the currency risk presented by the fluctuations in value of the U.S. dollar relative to other currencies and, in fact, currency risk may be magnified. Also, increased market volatility may result.

         FUNDING AGREEMENTS. Funding agreements are insurance contracts between an investor and the issuing insurance company. For the issuer, they represent senior obligations under an insurance product. For the investor, and from a regulatory perspective, these agreements are treated as securities. These agreements, like other insurance products, are backed by claims on the general assets of the issuing entity and rank on the same priority level as other policy holder claims. Funding agreements typically are issued with a one year final maturity and a variable interest rate, which may adjust weekly, monthly, or quarterly. Some agreements carry a seven-day put feature. A funding agreement without this feature is considered illiquid. These agreements are regulated by the state insurance board in the state where they are executed.

         GOVERNMENT SECURITIES. Government securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises ("Government Securities"). Obligations of the U.S. Government agencies and instrumentalities are debt securities issued by U. S. Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates); (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); (c) the discretionary authority of the U.S. Government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. In cases where U.S. Government support of agencies or instrumentalities is discretionary, no assurance can be given that the U.S. Government will provide financial support, since it is not lawfully obligated to do so.

         GUARANTEED INVESTMENT CONTRACTS. Each of the Short/Intermediate Bond Fund, the Bond Fund and the Money Market Fund may invest in guaranteed investment contracts ("GICs") issued by U.S. and Canadian insurance companies. A GIC requires the investor to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then makes payments to the investor based on negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. Generally, a GIC is not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in GICs does not currently exist.

         ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Each Fund may invest up to 15% (10% with respect to the Money Market Funds) of its net assets in securities that are considered illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("restricted securities"), securities that are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days. Under the supervision of the Trust's Board of Trustees, the Investment Adviser, Sub-Adviser and Sub-Subadviser determine and monitor the liquidity of portfolio securities.

         Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Investment Adviser has determined that an adequate trading market exists for such securities or that market quotations are readily available.

         The Funds may purchase Rule 144A securities sold to institutional investors without registration under the Securities Act of 1933 and commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. These securities may be determined to be liquid in accordance with guidelines established by the Trust's Board of Trustees. Those guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. The Board of Trustees monitors implementation of those guidelines on a periodic basis.

         INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS. All Equity Funds and Fixed Income Funds may attempt to reduce the risk of investment in equity and other securities by hedging a portion of its portfolio through the use of futures contracts on indices and options on such indices traded on national securities exchanges. Each of these Funds may hedge a portion of its portfolio by selling index futures contracts to limit exposure to decline. During a market advance or when the Sub-Adviser or the Sub-Subadviser anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing index futures or options on indices. This affords a hedge against the Fund's not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities that may later be purchased in a more advantageous manner. The Index Fund may maintain Standard & Poor's 500 Index futures contracts to simulate full investment in that index while retaining a cash position for fund management purposes, to facilitate trading or to reduce transaction costs. A Fund will sell options on indices only to close out existing hedge positions.

         A securities index assigns relative weightings to the securities in the index, and the index generally fluctuates with changes in the market values of these securities. A securities index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific securities index at the close of the last trading day of the contract and the price at which the agreement is made. Unlike the purchase or sale of an underlying security, no consideration is paid or received by a Fund upon the purchase or sale of a securities index futures contract. When the contract is executed, each party deposits with a broker or in a segregated custodial account a percentage of the contract amount which may be as low as 5%, called the "initial margin." During the term of the contract, the amount of this deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

         Municipal bond index futures contracts, which are based on an index of 40 tax-exempt, municipal bonds with an original issue size of at least $50 million and a rating of A or higher by Standard & Poor's ("S&P") or A or higher by Moody's Investors Service ("Moody's"), began trading in mid-1985. No physical delivery of the underlying municipal bonds in the index is made. The Fund may utilize any such contracts and associated put and call options for which there is an active trading market.

         Except for the Index Fund, a Fund will use index futures contracts only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund will sell index futures only if the amount resulting from the multiplication of the then current level of the indices upon which its futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets. Also, a Fund may not purchase or sell index futures if, immediately thereafter, the sum of the premiums paid for unexpired options on futures contracts and margin deposits on the Fund's outstanding futures contracts would exceed 5% of the market value of the Fund's total assets. When a Fund purchases index futures contracts, it will segregate appropriate liquid securities equal to the market value of the futures contracts.

         There are risks that are associated with the use of futures contracts for hedging purposes. The price of a futures contract will vary from day to day and should parallel (but not necessarily equal) the changes in price of the underlying securities that are included in the index. The difference between these two price movements is called "basis." There are occasions when basis becomes distorted. For instance, the increase in value of the hedging instruments may not completely offset the decline in value of the securities in the portfolio. Conversely, the loss in the hedged position may be greater than the capital appreciation that a Fund experiences in its securities positions. Distortions in basis are more likely to occur when the securities hedged are not part of the index covered by the futures contract. Further, if market values do not fluctuate, a Fund will sustain a loss at least equal to the commissions on the financial futures transactions.

         All investors in the futures market are subject to initial margin and variation margin requirements. Rather than providing additional variation margin, an investor may close out a futures position. Changes in the initial and variation margin requirements may influence an investor's decision to close out the position. The normal relationship between the securities and futures markets may become distorted if changing margin requirements do not reflect changes in value of the securities. The margin requirements in the futures market are substantially lower than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary basis distortion.

         In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions limits on open positions, and/or daily price fluctuation limits. Each market establishes a limit on the amount by which the daily market price of a futures contract may fluctuate. Once the market price of a futures contract reaches its daily price fluctuation limit, positions in the commodity can be neither taken nor liquidated unless traders are willing to effect trades at or within the limit. The holder of a futures contract (including a Fund) may therefore be locked into its position by an adverse price movement for several days or more, which may be to its detriment. If a Fund could not close its open position during this period, it would continue to be required to make daily cash payments of variation margin. The risk of loss to a Fund is theoretically unlimited when it writes (sells) a futures contract because it is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the price of the underlying index. When a Fund purchases a put option or call option, however, unless the option is exercised, the maximum risk of loss to the Fund is the price of the put option or call option purchased.

         Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities, all settlements are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

         A Fund's successful use of index futures contracts and options on indices depends upon the Sub-Adviser's or Sub-Subadviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of a Fund's portfolio diverges from the composition of the relevant index. In addition, if a Fund purchases futures to hedge against market advances before it can invest in a security in an advantageous manner and the market declines, the Fund might create a loss on the futures contract. Particularly in the case of options on stock indices, a Fund's ability to establish and maintain positions will depend on market liquidity. In addition, the ability of a Fund to close out an option depends on a liquid secondary market. The risk of loss to a Fund is theoretically unlimited when it writes (sells) a futures contract because a Fund is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the underlying index. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

         Although no Fund has a present intention to invest 5% or more of its assets in index futures and options on indices, a Fund has the authority to invest up to 25% of its net assets in such securities.

         See additional risk disclosure below under "Interest Rate Futures Contracts and Related Options."

         INTEREST RATE FUTURES CONTRACTS AND RELATED OPTIONS. All Equity Funds and Fixed Income Funds may invest in interest rate futures contracts and options on such contracts that are traded on a domestic exchange or board of trade. Such investments may be made by a Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and not for purposes of speculation. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U. S. Treasury Bonds, ten-year U.S. Treasury Notes, three-month U.S. Treasury Bills and three-month domestic bank certificates of deposit. Other financial futures contracts may be developed and traded. The purpose of the acquisition or sale of an interest rate futures contract by a Fund, as the holder of municipal or other debt securities, is to protect the Fund from fluctuations in interest rates on securities without actually buying or selling such securities.

         Unlike the purchase or sale of a security, no consideration is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made on a daily basis as the price of the index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. At any time prior to the expiration of the contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the futures contract.

         A Fund may not purchase or sell futures contracts or purchase options on futures contracts if, immediately thereafter, more than one-third of its net assets would be hedged, or the sum of the amount of margin deposits on the Fund's existing futures contracts and premiums paid for options would exceed 5% of the value of the Fund's total assets. When a Fund enters into futures contracts to purchase an index or debt security or purchase call options, an amount of cash or appropriate liquid securities equal to the notional market value of the underlying contract will be segregated to cover the positions, thereby insuring that the use of the contract is unleveraged.

         Although a Fund will enter into futures contracts only if an active market exists for such contracts, there can be no assurance that an active market will exist for the contract at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee the price of municipal bonds or of other debt securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of municipal bonds or other debt securities held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         In addition, the ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Tax Information" below.

         A Fund may purchase put and call options on interest rate futures contracts which are traded on a domestic exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected.

         Options on futures contracts, as contrasted with the direct investment in such contracts, give the purchaser the right, in return for the premium paid, to assume a position in futures contracts at a specified exercise price at any time prior to the expiration date of the options. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund.

         There are several risks in connection with the use of interest rate futures contracts and options on such futures contracts as hedging devices. Successful use of these derivative securities by a Fund is subject to the Sub-Adviser's or Sub-Subadviser's ability to predict correctly movements in the direction of interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of long-term municipal bond portfolio. There can be no assurance that there will be a correlation between price movements in interest rate futures, or related options, on the one hand, and price movements in the municipal bond or other debt securities which are the subject to the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market, therefore, there can be no assurance that a liquid market will exist for the contract or the option at any particular time. Consequently, a Fund may realize a loss on a futures contract that is not offset by an increase in the price of the municipal bonds or other debt securities being hedged or may not be able to close a futures position in the event of adverse price movements. Any income earned from transactions in futures contracts and options on futures contracts will be taxable. Accordingly, it is anticipated that such investments will be made only in unusual circumstances, such as when the Sub-Adviser or Sub-Subadviser anticipates an extreme change in interest rates or market conditions.

         See additional risk disclosure above under "Index Futures Contracts and Options on Index Futures Contracts."

         INVESTMENT COMPANY SECURITIES AND INVESTMENT FUNDS. In connection with the management of its daily cash positions, each Fund may invest in securities issued by investment companies that invest in short-term, debt securities (which may include municipal obligations that are exempt from Federal income taxes) and that seek to maintain a $1.00 net asset value per share.

         Each non-Money Market Fund also may invest in securities issued by investment companies that invest in securities in which the Fund could invest directly, within the limits prescribed by the 1940 Act. These limit each such Fund so that, except as provided below in the section "Master Fund/Feeder Fund Structure", (i) not more than 5% of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

         Some emerging countries have laws and regulations that preclude direct foreign investment in the securities of companies located there. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in those countries is permitted by certain emerging countries through specifically authorized investment funds. Each of the Emerging Markets Fund and the International Fund may invest in these investment funds.

         LETTERS OF CREDIT. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks that, in the opinion of the Sub-Adviser or Sub-Subadviser are of investment quality comparable to other permitted investments of a Fund, may be used for letter of credit backed investments.

         MORTGAGE-RELATED SECURITIES. All Equity Funds, the Short/Intermediate Bond Fund, the Bond Fund and the Intermediate Government Bond Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and Government Stripped Mortgage-Backed Securities. The Intermediate Government Bond Fund may purchase such securities if they represent interests in an asset-backed trust collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"), and may invest up to 20% of its assets in non-government, mortgage-backed securities.

         CMOs are types of bonds secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. To the extent that CMOs are considered to be investment companies, investments in such CMOs will be subject to the percentage limitations described under "Investment Company Securities" in this SAI.

         Government Stripped Mortgage-Backed Securities are mortgage-backed securities issued or guaranteed by GNMA, FNMA, or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the Government Stripped Mortgage-Backed Securities represent all or part of the beneficial interest in pools of mortgage loans.

         Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-related securities may tend to increase due to refinancing of mortgages as interest rates decline. Prompt payment of principal and interest on GNMA mortgage pass-through certificates is backed by the full faith and credit of the United States. FNMA guaranteed mortgage pass-through certificates and FHLMC participation certificates are solely the obligations of those entities but are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations.

         Even if the U.S. Government or one of its agencies guarantees principal and interest payments of a mortgage-backed security, the market price of a mortgage-backed security is not insured and may be subject to market volatility. When interest rates decline, mortgage-backed securities experience higher rates of prepayment because the underlying mortgages are refinanced to take advantage of the lower rates. The prices of mortgage-backed securities may not increase as much as prices of other debt obligations when interest rates decline, and mortgage-backed securities may not be an effective means of locking in a particular interest rate. In addition, any premium paid for a mortgage-backed security may be lost if the security is prepaid. When interest rates rise, mortgage-backed securities experience lower rates of prepayment. This has the effect of lengthening the expected maturity of a mortgage-backed security. As a result, prices of mortgage-backed securities may decrease more than prices of other debt obligations when interest rates rise.

         Investments in interest-only Government Stripped Mortgage-Backed Securities will be made in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the Sub-Adviser or Sub-Subadviser believes that interest rates will remain stable or increase. In periods of rising interest rates, the value of interest-only Government Stripped Mortgage-Backed Securities may be expected to increase because of the diminished expectation that the underlying mortgages will be prepaid. In this situation the expected increase in the value of interest-only Government Stripped Mortgage-Backed Securities may offset all or a portion of any decline in value of the portfolio securities of the Fund. Investing in Government Stripped Mortgage-Backed Securities involves the risks normally associated with investing in mortgage-backed securities issued by government or government-related entities. In addition, the yields on interest-only and principal-only Government Stripped Mortgage-Backed Securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and increasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and decreasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Sufficiently high prepayment rates could result in a Fund's not fully recovering its initial investment in an interest-only Government Stripped Mortgage-Backed Security. Government Stripped Mortgage-Backed Securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that a Fund will be able to effect a trade of a Government Stripped Mortgage-Backed Security at a time when it wishes to do so.

         MUNICIPAL LEASES. Each of the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund may acquire participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, a Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult.

         In evaluating the credit quality of a municipal lease obligation and determining whether such lease obligation will be considered "liquid," the Sub-Adviser will consider: (1) whether the lease can be canceled; (2) what assurance there is that the assets represented by the lease can be sold; (3) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of non-appropriation"); and, (5) the legal recourse in the event of failure to appropriate.

         MUNICIPAL OBLIGATIONS. The Balanced Fund, the Short/Intermediate Bond Fund, the Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund may invest in tax exempt obligations to the extent consistent with each Fund's investment objective and policies. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

          TAX ANTICIPATION NOTES (TANS). An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

          BOND ANTICIPATION NOTES (BANS). The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

          REVENUE ANTICIPATION NOTES (RANS). A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

         The Short/Intermediate Bond Fund, the Balanced Fund, the Bond Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund may also invest in: (1) municipal bonds that are rated at the date of purchase "Baa" or better by Moody's or "BBB" or better by S&P; (2) municipal notes having maturities at the time of issuance of 15 years or less that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate with a demand feature) by Moody's or "SP-1+," "SP-1," or "SP-2" by S&P; and (3) municipal commercial paper with a stated maturity of one year or less that is rated at the date of purchase "P-2" or better by Moody's or "A-2" or better by S&P.

         PUT AND CALL OPTIONS. All Equity Funds and Fixed Income Funds may invest in covered put and covered call options and write covered put and covered call options on securities in which they may invest directly and that are traded on registered domestic securities exchanges. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

         These Funds each may write put and call options on securities only if they are "covered," and such options must remain "covered" as long as the Fund is obligated as a writer. A call option is "covered" if a Fund owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if such cash is segregated) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if appropriate liquid assets representing the difference are segregated by the Fund. A put option is "covered" if a Fund maintains appropriate liquid securities with a value equal to the exercise price, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

         The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium, a Fund would give up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Upon exercise of a call option when the market value of the security exceeds the exercise price, a Fund would receive less total return for its portfolio than it would have if the call had not been written, but only if the premium received for writing the option is less than the difference between the exercise price and the market value. Put options are purchased in an effort to protect the value of a security owned against an anticipated decline in market value. A Fund may forego the benefit of appreciation on securities sold or be subject to depreciation on securities acquired pursuant to call or put options, respectively, written by the Fund. A Fund may experience a loss if the value of the securities remains at or below the exercise price, in the case of a call option, or at or above the exercise price, in the case of a put option.

         Each Fund may purchase put options in an effort to protect the value of a security owned against an anticipated decline in market value. Exercise of a put option will generally be profitable only if the market price of the underlying security declines sufficiently below the exercise price to offset the premium paid and the transaction costs. If the market price of the underlying security increases, a Fund's profit upon the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

         The staff of the Commission has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are illiquid securities. The Trust has agreed that, pending resolution of the issue, each of the Funds will treat such options and assets as subject to such Fund's limitation on investment in securities that are not readily marketable.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series, and there is no assurance that a liquid secondary market on an exchange will exist.

         REAL ESTATE INVESTMENT TRUSTS. The Emerging Markets Fund and the International Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs or the quality of loans held by the REIT. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects.

         REITs are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline.

         Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than securities of larger companies.

         REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements by which the Fund purchases portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. A repurchase agreement must be collateralized by obligations that could otherwise be purchased by the Fund (except with respect to maturity) and be maintained by the seller in a segregated account for the Fund cash or cash equivalents equal to at least 102% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

         A Fund may not enter into a repurchase agreement if, as a result, more than 15% (10% with respect to a Money Market Fund) of the market value of the Fund's total net assets would be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities. A Fund will enter into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Board of Trustees.

         REVERSE REPURCHASE AGREEMENTS. Each of the Equity Funds and the Fixed Income Funds may borrow funds for temporary purposes by entering into an agreement to sell portfolio securities to a financial institution such as a bank or broker-dealer and to repurchase them at a mutually specified date and price ("reverse repurchase agreement"). A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on the amount obtained pursuant to the reverse repurchase agreement.

         A Fund may not enter into a reverse repurchase agreement if, as a result, more than 15% (10% with respect to a Money Market Fund) of the Fund's net assets would be invested in reverse repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Funds will enter into reverse repurchase agreements only with registered broker-dealers and commercial banks that meet guidelines established by the Trust's Board of Trustees.

         RULE 2A-7 MATTERS. Each of the Money Market Funds must comply with the requirements of Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Under the applicable quality requirements of Rule 2a-7, the Funds may purchase only U.S. dollar-denominated instruments that are determined to present minimal credit risks and that are at the time of acquisition "eligible securities" as defined in Rule 2a-7. Generally, eligible securities are divided into "first tier" and "second tier" securities. First tier securities are generally those in the highest rating category (e.g., A-1 by S&P) or unrated securities deemed to be comparable in quality, government securities and securities issued by other money market funds. Second tier securities are generally those in the second highest rating category (e.g., A-2 by S&P) or unrated securities deemed to be comparable in quality. See Appendix A for more information.

         The Money Market Fund may not invest more than 5% of its total assets in second tier securities nor more than the greater of 1% of its total assets or $1 million in the second tier securities of a single issuer. The Tax-Exempt Money Market Fund may not invest more than 5% of its total assets in second tier "conduit securities" (as defined in Rule 2a-7), nor more than 1% of its total assets or $1 million (whichever is greater) in second tier conduit securities issued by a single issuer. Generally, conduit securities are securities issued to finance non-governmental private projects, such as retirement homes, private hospitals, local housing projects, and industrial development projects, with respect to which the ultimate obligor is not a government entity.

         Each Money Market Fund will maintain a dollar-weighted average maturity of 90 days or less and will limit its investments to securities that have remaining maturities of 397 calendar days or less or other features that shorten maturities in a manner consistent with the requirements of Rule 2a-7, such as interest rate reset and demand features.

         SECURITIES LENDING. Each Fund, except the Money Market Funds, may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's total assets if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Sub-Adviser or Sub-Subadviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Fund will enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Investment Adviser, the Sub-Adviser, the Sub-Subadviser or the Distributor.

         SECURITIES WITH PUTS. A put is not transferable by a Fund, although a Fund may sell the underlying securities to a third party at any time. If necessary and advisable, any Fund may pay for certain puts either separately, in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Funds expect, however, that puts generally will be available without the payment of any direct or indirect consideration.

         All Funds, except for the Convertible Securities Fund, intend to enter into puts solely to maintain liquidity and do not intend to exercise their rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by a Fund of the underlying security. The actual put will be valued at zero in determining net asset value in the case of the Money Market Funds. Where a Fund pays directly or indirectly for a put, its costs will be reflected as an unrealized loss of the period during which the put is held by the Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by a Fund will not be considered shortened by any put to which the obligation is subject.

         SHORT SALES. With respect to the Emerging Markets Fund and the International Fund, when a Fund sells short, it borrows the securities that it needs to deliver to the buyer. A Fund must arrange through a broker to borrow these securities and will become obligated to replace the borrowed securities at whatever their market price may be at the time of replacement. A Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

         A Fund's obligation to replace the securities borrowed in connection with a short sale will be secured. The proceeds a Fund receives from the short sale will be held on behalf of the broker until the Fund replaces the borrowed securities, and the Fund will deposit collateral with the broker; this collateral will consist of cash or liquid, high grade debt obligations. In addition, a Fund will deposit collateral in a segregated account with the Fund's custodian; this collateral will consist of cash or liquid, high grade debt obligations equal to any difference between the market value of (1) the securities sold at the time they were sold short and (2) any collateral deposited with the broker in connection with the short sale (not including the proceeds of the short sale).

         The Emerging Markets Fund and the International Fund may sell securities short against the box to hedge unrealized gains on portfolio securities. If a Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

         SOVEREIGN DEBT. The Emerging Markets Fund and the International Fund may invest in "sovereign debt," which is issued or guaranteed by emerging market governments (including countries, provinces and municipalities) or their agencies and instrumentalities. Sovereign debt may trade at a substantial discount from face value. The Funds may hold and trade sovereign debt of emerging market countries in appropriate circumstances to participate in debt conversion programs. Emerging country sovereign debt involves a high degree of risk, is generally lower-quality debt, and is considered speculative in nature. The issuer or governmental authorities that control sovereign debt repayment ("sovereign debtors") may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the IMF and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment of these third parties to make such disbursements may be conditioned on the sovereign debtor's implementation of economic reforms or economic performance and the timely service of the debtor's obligations. The sovereign debtor's failure to meet these conditions may cause these third parties to cancel their commitments to provide funds to the sovereign debtor, which may further impair the debtor's ability or willingness to timely service its debts. In certain instances, the Funds may invest in sovereign debt that is in default as to payments of principal or interest. In the event that the Funds hold non-performing sovereign debt, the Funds may incur additional expenses in connection with any restructuring of the issuer's obligations or in otherwise enforcing their rights thereunder.

         The Fixed Income Funds may invest in "sovereign debt" that is U.S. dollar denominated and investment grade.

         STAND-BY COMMITMENTS. Each of the Balanced Fund, the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may increase the cost, and thereby reduce the yield, of the security. The primary purpose of this practice is to permit a Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. The Balanced Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by a Fund are valued at zero in determining the Fund's net asset value. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

         TEMPORARY INVESTMENTS. When business or financial conditions warrant, each of the non-Money Market Funds may assume a temporary defensive position by investing in money market investments. These money market investments include obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereignties, other debt securities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements.

         For temporary defensive purposes, during periods in which the Investment Adviser believes changes in economic, financial or political conditions make it advisable, these Funds may reduce their holdings in equity and other securities and may invest up to 100% of their assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities and in cash (U.S. dollars, foreign currencies, or multicurrency units). In the case of the International Fund and the Emerging Markets Fund, these short-term and medium-term debt securities consist of (a) obligations of governments, agencies or instrumentalities of any member state of the Organization for Economic Cooperation and Development ("OECD"); (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks organized under the laws of any member state of the OECD, denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of corporations organized under the laws of any member state of the OECD meeting the Fund's credit quality standards; and (e) repurchase agreements with banks and broker-dealers covering any of the foregoing securities. The short-term and medium-term debt securities in which the Fund may invest for temporary defensive purposes will be those that the Investment Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal (there is currently no rating system for debt securities in most emerging countries). If rated, these securities will be rated in one of the three highest rating categories by rating services such as Moody's or S&P (i.e., rated at least A).

         WARRANTS. The Equity Funds and the Convertible Securities Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein).

         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED-DELIVERY). When-issued purchases and forward commitments (delayed-delivery) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Trust's custodian will segregate on the books of the Fund the liquid assets of the Fund. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Investment Adviser expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

         A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss for Federal income tax purposes.

         When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         ZERO COUPON SECURITIES. Each Fund may invest in zero coupon securities. Zero coupon securities are debt securities that are issued and traded at a discount and do not entitle the holder to any periodic payments of interest prior to maturity. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities or issued by private corporate issuers. These securities may not be issued or guaranteed by the U.S. Government. Typically, an investment brokerage firm or other financial intermediary holding the security has separated ("stripped") the unmatured interest coupons from the underlying principal. The holder may then resell the stripped securities. The stripped coupons are sold separately from the underlying principal, usually at a deep discount because the buyer receives only the right to receive a fixed payment on the security upon maturity and does not receive any rights to reinvestment of periodic interest (cash) payments. Because the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor's return on investments is uncertain even if the securities are held to maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With both zero coupon securities and interest-paying securities there is no reinvestment risk on the principal amount of the investment. When held to maturity, the entire return from such instruments is determined by the difference between such instrument's purchase price and its value at maturity. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly. In addition, a Fund's investment in zero coupon securities will result in special tax consequences. Although zero coupon securities do not make interest payments, for tax purposes, a portion of the difference between the security's maturity value and its purchase price is imputed income to a Fund each year. Under the Federal tax laws applicable to investment companies, a Fund will not be subject to tax on its income if it pays annual dividends to its shareholders substantially equal to all the income received from, and imputed to, its investments during the year. Because imputed income must be paid to shareholders annually, a Fund may need to borrow money or sell securities to meet certain dividend and redemption obligations. In addition, the sale of securities by a Fund may increase its expense ratio and decrease its rate of return.

                                     RATINGS

         After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund for such type of security to sell the security unless the amount of the security exceeds the Fund's permissible limit. However, the Sub-Adviser or the Sub-Subadviser will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. A Money Market Fund may be required to sell a security downgraded below the minimum required for purchase, absent a specific finding by the Trust's Board of Trustees that a sale is not in the best interests of the Fund. To the extent the ratings given by any nationally recognized statistical rating organization may change as a result of changes in the organization or in its rating system, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectuses and in this SAI.

         For additional information on ratings, see Appendix A to this SAI.

                             INVESTMENT RESTRICTIONS

         (1) No diversified Fund may, with respect to 75% of its assets, invest more than 5% of its assets (valued at the time of investment) in securities of any one issuer, except for securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

         (2) No Fund may, with respect to 75% of its assets, acquire securities of any one issuer that at the time of investment represent more than 10% of the voting securities of the issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

         (3) No Fund may invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry, except that (a) this restriction does not apply to investments in (i) securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities,
(ii) municipal obligations (for purposes of this restriction, private activity bonds shall not be deemed municipal obligations if the payment of principal and interest on such bonds is the ultimate responsibility of non-governmental users), and (iii) in the case of the Money Market Fund, bank obligations that are otherwise permitted as investments, and (b) all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

         (4) No Fund may borrow money except to the extent permitted by applicable law, regulation or order.

         (5) No Fund may issue any senior security except to the extent permitted by applicable law, regulation or order.

         (6) No Fund may underwrite the distribution of securities of other issuers; however, (a) the Fund may acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale and (b) all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

         (7) No Fund may make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in money market instruments or repurchase agreements, (c) participating in an interfund lending program among Funds having a common investment adviser or distributor to the extent permitted by applicable law or (d) lending its portfolio securities. The Fund will not lend securities having a value in excess of 33-1/3% of its assets, including collateral received for loaned securities (valued at the time of any loan).

         (8) No Fund may purchase or sell real estate or interests in real estate, although it may invest in securities secured by interests in real estate and securities of enterprises that invest in real estate or interests in real estate, and may acquire and dispose of real estate or interests in real estate acquired through the exercise of rights as a holder of debt obligations secured by real estate or interests therein.

         (9) No Fund may purchase or sell commodities or commodity contracts, except that it may enter into (a) futures, options, and options on futures, (b) forward contracts, and (c) other financial transactions not requiring the delivery of physical commodities.

         (10) No Fund may invest in the securities of other investment companies except to the extent permitted by applicable law, regulation or order or rule of the SEC.

         (11) No Fund may purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions) or participate in a joint or on a joint or several basis in any trading account in securities.

         (12) No Fund may invest more than 15% (10% in the case of a Money Market Fund) of its net assets (valued at the time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

         (13) No Fund may make short sales of securities unless (a) the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities or (b) the securities sold are "when issued" or "when distributed" securities that the Fund expects to receive in a recapitalization, reorganization or other exchange for securities that it contemporaneously owns or has the right to obtain and provided that transactions in options, futures and options on futures are not treated as short sales.

         (14) As a matter of fundamental policy, none of the foregoing investment policies or restrictions of the Fund shall prohibit the Fund from investing all or substantially all of its assets in the shares of another registered open-end investment company having the same investment objective and substantially similar policies and restrictions.

         The investment restrictions numbered 3 - 10 and number 14 are fundamental policies of each of the Funds that may be changed only when permitted by law and approved by the holders of a majority of such Fund's outstanding voting securities, as described under "Beneficial Interest". Investment restriction number 14 permits the Funds to adopt a Master Fund/Feeder Fund structure, as described in the next section.

         Whenever any investment restriction states a maximum percentage of a Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, subsequent percentage changes resulting from fluctuating asset values will not be considered a violation of such restrictions, except that at no time may the value of the illiquid securities held by a Money Market Fund exceed 10% of the Fund's total assets.

         For purposes of these investment restrictions as well as for purposes of diversification under the 1940 Act, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a "private activity bond," if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

                        MASTER FUND/FEEDER FUND STRUCTURE

         The Shareholders and the Board of Trustees have approved a proposal that permits each Fund to invest substantially all of its investable assets in another open-end management investment company having the same investment objective and substantially similar policies and restrictions (a "Master Fund/Feeder Fund Structure"). Prior to any such actual investment, however, the Board of Trustees would be required to approve the transaction and shareholders would be notified.

         Although the Board of Trustees has not determined that any of the Funds should convert to a Master Fund/Feeder Fund Structure at this time, the Board of Trustees believes it could be in the best interests of some or all of the Funds at some future date and could vote at some time in the future to convert the Fund into a "Feeder Fund" under which all of the assets of the Fund would be invested in a Master Fund. The Feeder Fund would transfer its assets to a Master Fund in exchange for shares of beneficial interest in the Master Fund having the same net asset value as the value of the assets transferred. (The ownership interests of the Fund's shareholders would not be altered by this change.)

         Any Master Fund in which a Feeder Fund would invest would be registered as an open-end management investment company under the 1940 Act and would be required to have the same investment objective and substantially similar policies and restrictions as the Feeder Fund. Accordingly, by investing in a Master Fund, the Feeder Fund would continue to pursue its then current investment objective and policies in substantially the same manner, except that it would pursue that objective through its investment in the Master Fund rather than through direct investments in the types of securities dictated by its investment objectives and policies. The Master Fund, whose shares could be offered to other feeder funds or other investors in addition to the Feeder Fund, would invest in the same type of securities in which the Fund would have directly invested, providing substantially the same investment results to the Feeder Fund's shareholders. However, the expense ratios, the yields, and the total returns of other investors in the Master Fund may be different from those of the Feeder Fund due to differences in Feeder Fund expenses.

         By investing substantially all of its assets in a Master Fund, a Feeder Fund could expect to be in a position to realize directly or indirectly certain economies of scale, in that a larger investment portfolio resulting from multiple Feeder Funds is expected to achieve a lower ratio of operating expenses to net assets. A Master Fund may be offered to an undetermined number of other Feeder Funds. However, there can be no assurance that any such additional investments in a Master Fund by other Feeder Funds will take place.

         If a Fund invests substantially all of its assets in a Master Fund, the Fund would no longer require portfolio management services. For this reason, if the Board of Trustees were to convert a Fund into a Feeder Fund, the existing investment advisory agreement between the Trust and the Adviser relating to that Fund would be terminated, although the Feeder Fund would continue to have an administration agreement with the Adviser or another party for the provision of certain administrative services on terms approved by the non-interested Trustees of the Trust.

         A Feeder Fund may withdraw its investment in a Master Fund at any time if the Board of Trustees determines that it is in the best interests of the shareholders of the Feeder Fund to do so or if the investment policies or restrictions of the Master Fund were changed so that they were inconsistent with the policies and restriction of the Feeder Fund. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all of the assets of the Feeder Fund in another pooled investment entity having substantially the same investment objective as the Feeder Fund or the retaining of an investment adviser to directly invest the Feeder Fund's assets in accordance with its investment objective and policies.

         Whenever a Feeder Fund is asked to vote on a proposal by the Master Fund, the Feeder Fund will hold a meeting of its shareholders if required by applicable law or its policies, and cast its vote with respect to the Master Fund in the same proportion as its shareholders vote on the proposal.

         Once its assets are invested in a Master Fund, a Feeder Fund will value its holdings (i.e., shares issued by the Master Fund) at their fair value, which will be based on the daily net asset value of the Master Fund. The net income of the Feeder Fund will be determined at the same time and on the same days as the net income of the Master Fund is determined, which would be the same time and days that the Feeder Fund uses for this purpose.

         Investments in a Master Fund would have no preemptive or conversion rights and would be fully paid and non-assessable, except as set forth below. Similar to the Trust, a Master Fund would not be required to hold annual meetings of its shareholders, but the Master Fund would be required to hold special meetings of shareholders when, in the judgment of its trustees, it is necessary or desirable to submit matters for a shareholder vote. Other shareholders in a Master Fund have rights similar to those of Feeder Fund shareholders; under certain circumstances (e.g., upon application and submission of certain specified documents to the Board of Trustees by a specified number of investors), they have the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more of the Master Fund's trustees. Shareholders also have the right to remove one or more trustees, without a meeting, by a declaration in writing by a specified number of shareholders. Upon liquidation of a Master Fund, investors would be entitled to share pro rata in the net assets of the Master Fund available for distribution to shareholders.

         Each Master Fund shareholder would be entitled to a vote in proportion to the share of its investment in the Master Fund. Investments in a Master Fund would not be transferable, but a shareholder (such as a Feeder Fund) could redeem all or any portion of its investment at any time at net asset value.

         Tax Considerations. The implementation of a Master Fund/Feeder Fund structure is not expected to have any adverse tax effects on the Funds or their shareholders. As a condition of and prior to implementation of conversion of a Fund to a Master Fund/Feeder Fund Structure, the Trust would either obtain a private letter ruling from the Internal Revenue Service or receive an opinion of counsel that no gain or loss for Federal income tax purposes would be recognized by the Feeder Fund, the Master Fund, or the shareholders of the Feeder Fund in connection with the transfer of the Feeder Fund's assets to the Master Fund in exchange for shares of beneficial interest in the Master Fund.

         A Feeder Fund would continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Feeder Fund must meet certain income, distribution, and diversification requirements. It is expected that any Feeder Fund's investment in a Master Fund will satisfy these requirements. Provided each Feeder Fund meets these requirements and distributes all of its net investment income and realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, the Feeder Fund would not pay any Federal income or excise taxes. Any Master Fund would qualify and elect to be treated as a "partnership" under the Code and, therefore, would also not expect to be required to pay any Federal income or excise taxes. Income dividends and any capital gain distributions by a Master Fund to a Feeder Fund will be distributed by the Feeder Fund to its shareholders, and such payments will be subject to Federal and applicable state income taxes on that Feeder Fund's shareholders.

                         TRUSTEES AND EXECUTIVE OFFICERS

         Responsibility for overall management of the Trust and the Funds rests with the Board of Trustees in accordance with Massachusetts law. The principal occupations of the Trustees and executive officers of the Trust for the past five years and their ages at May 1, 2000 are listed below. The address of each Trustee or executive officer, unless otherwise indicated, is Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428-2961.

C. GARY GERST, Trustee; Chairman of the Board of Trustees - 200 East Randolph Drive, Floor 43, Chicago, Illinois 60601. Age 61. Chairman Emeritus, Jones Lang LaSalle, formerly named LaSalle Partners Ltd. (real estate investment manager and consulting firm). Director, Nonlinear Dynamics, Inc. (applications software producer) and Florida Office Property Company, Inc. (real estate investment fund).

EDGAR R. FIEDLER, Trustee - 50023 Brogden, Chapel Hill, NC 27514. Age 71. Senior Fellow and Economic Counselor, The Conference Board. Director or Trustee, The Stanley Works (tool manufacturer), AARP Income Trust, Scudder Institutional Funds, Scudder Pathway Series, Farmer's Investment Trust, Brazil Fund and PEG Capital Management (investment companies).

VALERIE B. JARRETT, Trustee - 350 West Hubbard Street, Chicago, Illinois 60610. Age 43. Executive Vice President, The Habitat Company (residential property developer) and Chairman and Chief Executive Officer, Chicago Transit Authority. Director, USG Corporation (building materials manufacturer).

JOHN W. McCARTER, JR., Trustee - Roosevelt Road at Lakeshore Drive, Chicago, Illinois 60605. Age 62. President and Chief Executive Officer, The Field Museum of Natural History since 1996. Senior Vice President and Director, Booz-Allen & Hamilton, Inc. (consulting firm) prior thereto. Director, W.W. Grainger, Inc. (industrial distributor), A.M. Castle, Inc. (metals distributor), Pittway Corporation (alarm manufacturer) and LaSalle Partners U.S. Real Estate Fund (investment company).

PAULA WOLFF, Trustee - Governors Highway and Stuenkel Road, University Park, Illinois 60466. Age 55. President, Governors State University. Trustee, University of Chicago; Chair, University of Chicago Hospitals; and Director, Ariel Capital Management, Inc. (investment manager).

PHILIP H. RINNANDER, President. Age 55. President and Chief Executive Officer since 1999 , Provident Distributors, Inc. (mutual fund distributor), and Managing Director and Chief Financial Officer prior thereto.

JASON A. GREIM, Vice President. Age 24. Vice President since 1999, Provident Distributors, Inc., and Director of Mutual Funds Operations (1998-1999). Student, Drexel University prior thereto.

GARY M. GARDNER, Secretary. Age 49. Senior Vice President, PFPC, Inc. (mutual fund administrator) and officer of certain investment companies distributed by Provident Distributors, Inc.

THOMAS J. RYAN, Treasurer and Chief Financial Officer. Age 58. Vice President and Director of Accounting, PFPC, Inc. and officer of certain investment companies.


         Trustees of the Trust receive from the Trust a retainer in addition to a fee for each Board of Trustees meeting and Board committee meeting attended. The Trust has not adopted any form of retirement plan covering Trustees or officers.

         The following table summarizes the compensation for the year ended December 31, 1999 paid by the Trust to the Trustees of the Trust and by HT Insight Funds, Inc. (the "Company"), a separate investment company that was merged into the Trust pursuant to the vote of the shareholders of each entity on November 29, 1999, to the Directors of the Company :

                                  Aggregate            Aggregate         Total Compensation     Average Compensation
                                 Compensation      Compensation from        from the Fund             per Fund
  Name of Person, Position      from the Trust        the Company             Complex*
------------------------------ ----------------- ---------------------- ---------------------- ------------------------
C. Gary Gerst,                     $13,275              $30,975                $44,250                 $2,458
Chairman, Director and
Trustee

Edgar R. Fiedler,                   $9,825            $22,925 (1)              $32,750                 $1,819
Director and Trustee

John W. McCarter, Jr.               $9,750              $22,750                $32,500                 $1,806
Director and Trustee

Ernest M. Roth,                    $10,875              $25,375                $36,250                 $2,014
Director and Trustee

Paula Wolff,                       $11,100              $25,900                $37,000                 $2,506
Director and Trustee


*        "Fund Complex" includes the Company and the Trust.

(1) For the period June 1988 through December 31, 1999, the total amount of compensation (including interest) payable or accrued for Mr. Fiedler was $217,689 pursuant to the Company's Deferred Compensation Plan for its independent Directors.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of March 31, 2000, the principal holders of the A Shares, N Shares and Institutional Shares of each Fund of the Trust were as follows:

                                  (insert data)


         The shareholders described above have indicated that they each hold their shares on behalf of various accounts and not as beneficial owners. To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of any Fund, such shareholder may be deemed to be a "control person" of that Fund for purposes of the 1940 Act.

         As of March 31, 2000, Trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of any Fund.

             INVESTMENT MANAGEMENT, DISTRIBUTION AND OTHER SERVICES

         INVESTMENT MANAGEMENT. Each of the Funds is advised by Harris Trust and Savings Bank ("Harris Trust" or the "Investment Adviser"). Harris Trust is the successor to the investment banking firm of N.W. Harris & Co. that was organized in 1882 and was incorporated in 1907 under the present name of the bank. It is an Illinois-state chartered bank and a member of the Federal Reserve System. Harris Trust is a wholly-owned subsidiary of Harris Bankcorp, Inc, which is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution.

         Harris Trust, subject to review and approval by the Board of Trustees, sets each Fund's investment objective and overall investment strategies and, as more fully described below, provides general management services to each Fund, including overall supervisory responsibility for the management and investment of each Fund's portfolio. Harris Trust also has overall responsibility, subject to the ongoing supervision of the Trust's Board of Trustees, for administering all operations of the Trust and for providing or arranging for the provision of the overall business management and administrative services necessary for the Trust's operations.

         In accordance with the terms of its Advisory Contract with the Trust, Harris Trust seeks to achieve each Fund's investment objective by evaluating, selecting, and recommending to the Board of Trustees subadvisers ("Subadvisers") with whom Harris Trust enters into Subadvisory Agreements and to whom Harris Trust delegates its responsibility for providing day-do-day investment advice to, making investment decisions for, and managing the assets of each Fund.

         The 1940 Act generally provides that an investment adviser or sub-adviser to a mutual fund may act as such only pursuant to a written contract that has been approved by a vote of the fund's shareholders and by a vote of a majority of the trustees of the fund who are not parties to such contract or agreement or interested persons of any party to such contract or agreement. However, Harris Trust and the Trust have received an exemptive order from the Securities Exchange Commission ("SEC Order") that permits, and the Trust's shareholders and Board of Trustees have approved, operation of the Trust in a manner that allows Harris Trust, subject to approval by the Trust's Board of Trustees but without obtaining further shareholder approval, to enter into, materially amend, or terminate any Subadvisory Agreement on behalf of any one or more of the Funds (as well as of any future Fund of the Trust). Under this adviser/sub-adviser management structure, a Subadviser to a Fund acts in a capacity similar to that of a portfolio manager in a more traditional mutual fund advisory structure that does not involve a Subadviser. Specifically, a Subadviser, like a portfolio manager in a more traditional structure, manages a Fund's assets under the oversight and supervision of the Adviser. Changing a Fund's Sub-Adviser is, therefore, analogous to replacing the portfolio manager of a single-manager managed fund, which does not require shareholder approval under the 1940 Act. Any Subadvisory Agreement remains subject to approval by a majority of the Trustees of the Trust who are not parties to or interested persons of any party to the agreement. Furthermore, the Trust still requires shareholder approval to amend its Advisory Contract with Harris Trust (including any amendment to raise the management fee rate payable under such agreement) or to enter into a new Advisory Contract with Harris Trust or any other investment adviser.

         Harris Trust may, pursuant to the SEC Order, also authorize a Subadviser (subject to the further approval of the Board of Trustees) to enter into a sub-portfolio management contract with one or more sub-subadvisers (each, a "Sub-subadviser") on behalf of any Fund managed by that Subadviser. Notwithstanding its delegation of portfolio management duties to Subadvisers and authorization of further delegation by one or more Subadvisers to Sub-subadvisers, Harris Trust retains ultimate responsibility for the supervision and oversight of each Subadviser's and Sub-subadviser's performance under a Subadvisory Agreement or sub-portfolio management contract, respectively. In fulfilling that responsibility Harris Trust (i) when appropriate, recommends to the Board of Trustees the allocation and reallocation of a Fund's assets among multiple Subadvisers; (ii) monitors and evaluates the performance of Subadvisers; (iii) ensures that Subadvisers comply with each Fund's investment objectives, policies, and restrictions; and (iv) recommends the hiring, termination, and replacement of Subadvisers.

         Any Subadviser selected to manage the assets of a Fund is or will be registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Within 90 days of the hiring of any new sub-adviser or the implementation of any proposed material change in a Subadvisory Agreement, the Trust will furnish shareholders the information about the new Sub-adviser and Subadvisory Agreement that would have been included in a proxy statement relating to shareholder approval of such agreement. Harris Trust will not, however, enter into a Subadvisory Agreement on behalf of a Fund with any Subadviser that is an affiliated person, as defined by the 1940 Act, of Harris Trust or the Trust, other than by reason of serving as Subadviser to one or more of the Funds ("Affiliated Subadviser"), unless that agreement, including the compensation to be paid thereunder, has been approved by the shareholders of the applicable Fund. When a Subadviser change is proposed for a Fund with an Affiliated Subadviser, the Board, including a majority of the Independent Trustees, will make a separate finding, reflected in the Board's minutes, that the change of Subadviser is in the best interests of the Fund and its shareholders and that the change does not involve a conflict of interest from which Harris Trust or the Affiliated Subadviser derives an inappropriate advantage.

         With respect to each of the Funds, Harris Trust has entered into a Portfolio Management Contract with Harris Investment Management, Inc. ("HIM") under which HIM, as Sub-Adviser, is responsible for all Fund purchase and sale transactions and for providing all such daily portfolio management services to such Funds. Under the Portfolio Management Contracts, Harris Trust remains responsible for the supervision and oversight of HIM's performance. HIM, an investment adviser registered under the Advisers Act, is a wholly-owned subsidiary of Harris Bankcorp, Inc.

         Pursuant to the SEC Order described above, HIM (and any other Subadviser retained by Harris Trust) may, subject to approval by Harris Trust and the Trust's Board of Trustees, enter into, materially amend or terminate a sub-portfolio management contract with one or more Sub-Subadvisers without obtaining shareholder approval. Harris Trust and HIM (or any other Subadviser retained by Harris Trust) retain ultimate responsibility for the supervision and oversight of each Sub-subadviser's performance under a Subadvisory Agreement or sub-portfolio management contract, respectively.

         HIM has entered into a sub-portfolio management contract with Hansberger Global Investors, Inc. ("Hansberger"). Hansberger, a wholly-owned subsidiary of Hansberger Group, Inc., is an investment adviser registered under the Advisers Act and provides a broad range of portfolio management services to clients in the U.S. and abroad. Hansberger Group, Inc. is majority-controlled by Thomas L. Hansberger, who founded the firm in 1994. Under the sub-portfolio management contract, Hansberger manages the investment of assets of the Emerging Markets Fund and the International Fund. In carrying out its obligations, Hansberger (i) obtains and evaluates pertinent economic, statistical, financial and other information affecting the economic regions and individual national economies generally, together with information specific to individual companies or industries, the securities of which are included in those Funds' investment portfolio or may be under consideration for inclusion therein; and (ii) formulates, recommends, and executes an ongoing program of investment for those Funds consistent with those Funds' investment objectives, policies, strategy, and restrictions. HIM remains responsible for the supervision and oversight of Hansberger's performance.

         Harris Trust, HIM or Hansberger provides to the Funds, among other things, money market security and fixed income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition and credit conditions. HIM and Hansberger analyze key financial ratios that measure the growth, profitability, and leverage of issuers in order to help maintain a portfolio of above-average quality. Emphasis placed on a particular type of security will depend on an interpretation of underlying economic, financial and security trends. The selection and performance of securities is monitored by a team of analysts dedicated to evaluating the quality of each portfolio holding.

         The Advisory Contract with respect to each Fund will continue in effect from year to year, provided that such continuation is specifically approved annually (i) by the holders of a majority of the "outstanding voting securities" of the Fund (as defined in the 1940 Act) or by the Board of Trustees, as the case may be, and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of any such party.

         The Portfolio Management Contract with respect to each Fund will continue in effect from year to year, provided that such continuation is specifically approved as described in the immediately preceding paragraph.

         Harris Trust from time to time may offer programs under which it may make payments from its own resources to certain non-profit organizations based on shares of the Funds held by members of the organizations and in an amount up to 0.10% of the value of those shares. Those payments are expenses of Harris Trust and are not Fund expenses, and thus will not affect Fund performance.

         Harris Trust from time to time may make payments from its own resources to certain service organizations and financial intermediaries for their services in connection with investments in the Funds made by their clients or customers. Those payments are expenses of Harris Trust and are not Fund expenses, and thus will not affect Fund performance.

         Portfolio Management. The skilled portfolio management teams behind the Harris Insight Funds believe that consistent investment performance requires discipline, focus, knowledge, and excellent informational resources. The money management philosophy that HIM employs focuses on two key points:

o    Active portfolio management is a key component of superior performance.

o A systematic investment process may increase both consistency and levels of relative performance.

         Experience and creativity, combined with technological support, are most likely to result in successful investment decisions. HIM offers investors that powerful combination for managing their money. More importantly, instead of relying on individual stars to manage its mutual funds, HIM has established a strong professional team of seasoned portfolio managers and analysts. Together, they take a quantitatively-driven approach to investing, focusing on their investors' needs, concerns and investment goals.

         HIM is a leader in the application of analytic techniques used in the selection of portfolios. HIM's equity investment process focuses on maintaining a well-diversified portfolio of stocks whose prices are determined to be attractively ranked based upon their future potential.

         After identifying the appropriate type of universe for each Fund - whether the stocks are issued by large, established companies, or by smaller firms - HIM gathers fundamental, quality and liquidity data. A multi-factor model then ranks and/or scores the stocks. Stocks which fail to meet HIM's hurdles are removed from further consideration.

         Attractive stocks are periodically identified and added to the portfolio, while those that have become unattractive are systematically replaced. Fund portfolio managers, in conjunction with experienced research analysts, play a role throughout the process.

         HIM actively manages taxable and tax-exempt fixed income securities using a highly disciplined, quantitatively-based investment process. This enables HIM to create portfolios of fixed income securities that it believes are undervalued based upon their future potential. HIM seeks securities in specific industries or areas of the country that, it believes, offer the best value and stand to benefit from anticipated changes in interest rates.

         Using quantitative models that attempt to ensure competitive results in both rising and falling markets, bond portfolio managers select securities within different industries while managing interest rate risk. These quantitative models have the ability to measure changes in the economy, changes in the prices of various goods and services, and changes in interest rates. Potential purchases are finally reviewed with regard to their suitability, credit assessment and the impact to the overall portfolio.

         The following table shows the dollar amount of fees payable to the Investment Adviser for its services with respect to each Fund, the amount of fee that was waived by the Investment Adviser, if any, and the actual fee received by the Investment Adviser. This data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

----------------------- -------------------------------- ------------------------------ --------------------------------
                              Gross Advisory Fee           Advisory Fee Voluntarily            Net Advisory Fee
                                      ($)                         Waived ($)                          ($)
                        ---------- ---------- ---------- --------- --------- ---------- ---------- ---------- ----------
                          1997       1998       1999       1997      1998      1999       1997       1998       1999
----------------------- ---------- ---------- ---------- --------- --------- ---------- ---------- ---------- ----------
Government Money
Market Fund              343,287    432,078    542,580      --        --        --       343,287    432,078    542,580

Money Market Fund       1,285,919  1,926,556  2,668,708     --        --        --      1,285,919  1,926,556  2,668,708

Tax-Exempt Money
Market Fund              676,850    897,439    819,216      --        --        --       676,850    897,439    819,216


                                       38


----------------------- -------------------------------- ------------------------------ --------------------------------
                              Gross Advisory Fee           Advisory Fee Voluntarily            Net Advisory Fee
                                      ($)                         Waived ($)                          ($)
                        ---------- ---------- ---------- --------- --------- ---------- ---------- ---------- ----------
                          1997       1998       1999       1997      1998      1999       1997       1998       1999
----------------------- ---------- ---------- ---------- --------- --------- ---------- ---------- ---------- ----------
Bond Fund                617,981   1,107,053  1,194,357  277,603   470,364    522,321    340,378    636,689    672,036

Convertible Securities
Fund                     325,654    364,871    335,222    20,552    48,872     41,036    305,102    315,999    294,186

Intermediate
Government Bond Fund     453,478    682,626    669,469   283,923   430,386    427,300    169,555    252,240    242,169

Intermediate Tax-
Exempt Bond Fund        1,195,229  1,193,836  1,236,094   2,062     1,920     249,836   1,193,167  1,191,916   986,285

Short/Intermediate
Bond Fund               1,950,205  2,309,905  2,297,876  812,087   985,902   1,020,456  1,138,118  1,324,003  1,277,420

Tax-Exempt Bond Fund    1,034,844  1,058,237   953,658     564      7,788     199,578   1,034,280  1,050,449   754,080

Balanced Fund            297,432    382,132    287,180    18,183    65,775    73,333     279,249    316,357    213,847

Emerging Markets Fund    37,994     238,897    334,341    10,336    62,722     5,145     27,658     176,175    329,196

Equity Fund             5,497,774  6,213,809  5,312,875     --        --        --      5,497,774  6,213,809  5,312,875

Equity Income Fund       265,358    360,398    518,808    10,661    16,960    35,232     254,697    343,438    483,576

Growth Fund              875,635   1,191,917  1,530,500   13,517    15,256    51,635     862,118   1,176,661  1,478,865

Index Fund               581,658    818,579   1,166,714   40,100    23,765    24,950     541,558    794,814   1,141,764

International Fund      1,796,685  1,932,241  2,440,532   32,097      --        --      1,764,588  1,932,241  2,440,532

Small-Cap Opportunity
Fund                    2,218,918  2,858,643  3,288,396   17,029    24,863    24,702    2,201,889  2,833,780  3,263,694

Small-Cap Value Fund     447,182    887,045   1,029,786   38,615    69,402    60,276     408,567    817,643    969,510
----------------------- ---------- ---------- ---------- --------- --------- ---------- ---------- ---------- ----------

         The Trust, Harris Trust, HIM, Hansberger, and the Distributor have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. These codes of ethics permit persons subject to the respective code, subject to conditions set forth therein, to invest in securities, including certain securities that may be purchased or held by a Fund or Funds. Each code of ethics has been filed with and is available from the Commission at the address, telephone number, and Internet site given on the back cover of the Trust's prospectus.

         ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN. Harris Trust serves as the Funds' administrator ("Administrator") pursuant to Administration Agreements with the Trust and in that capacity generally assists the Funds in all aspects of their administration and operation. The Administrator has entered into a Sub-Administration and Accounting Services Agreements with PFPC Inc. ("PFPC") (the "Sub-Administrator") on behalf of the Trust. PFPC has agreed to furnish officers for the Trust; provide corporate secretarial services; prepare and file various reports with the appropriate regulatory agencies; assist in preparing various materials required by the Commission; provide accounting and bookkeeping services for the Funds, including the computation of each Fund's net asset value, net income and realized capital gains, if any; and prepare various materials required by any state securities commission having jurisdiction over the Trust.

         Harris Trust serves as the transfer agent and dividend disbursing agent ("Transfer Agent") of the Funds pursuant to Transfer Agency Services Agreements with the Trust. The Transfer Agent has entered into Sub-Transfer Agency Services Agreements with PFPC (the "Sub-Transfer Agent") on behalf of the Trust whereby the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services. PFPC Trust Company ("PFPC Trust" or the "Custodian") serves as custodian of the assets of the Funds and among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. The Custodian has entered into Sub-Custodian Services Agreements with PNC Bank, N.A. ("PNC" or the "Sub-Custodian") on behalf of the Trust whereby the Sub-Custodian performs certain sub-custodian services. PFPC, PFPC Trust and PNC are indirect, wholly-owned subsidiaries of PNC Bank Corp.

         As compensation for their services, the Administrator, the Transfer Agent and the Custodian are entitled to receive a combined fee based on the aggregate average daily net assets of the Funds of the Trust, payable monthly at an annual rate of 0.17% of the first $300 million of average daily net assets; 0.15% of the next $300 million; and 0.13% of average daily net assets in excess of $600 million. In addition, the Funds pay a separate fee to the Sub-Transfer Agent for certain retail sub-transfer agent services and reimburse the Custodian for various custody transactional expenses.

         The following table shows the dollar amount of fees payable to the Administrator for its services with respect to each Fund, the amount of fee that was waived by the Administrator, if any, and the actual fee received by the Administrator. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

---------------------- -------------------------------- ------------------------------ --------------------------------
                           Administration Fee ($)        Reduction by Administrator      Net Administration Fee ($)
                                                                     ($)
                       ---------- ---------- ---------- --------- --------- ---------- ---------- ---------- ----------
                         1997       1998       1999       1997      1998      1999       1997       1998       1999
---------------------- ---------- ---------- ---------- --------- --------- ---------- ---------- ---------- ----------
Government Money
Market Fund             264,347    332,164    436,115   114,341   179,879    243,499    150,006    152,285    192,616

Money Market Fund      1,058,621  1,627,203  2,283,155  476,735   865,316   1,267,814   581,886    761,887   1,015,341

Tax-Exempt Money
Market Fund             554,506    739,379    667,524      --        --        --       554,506    739,379    677,524

Bond Fund               129,517    245,966    292,757      --        --      15,537     129,517    245,966    277,220

Convertible Securities
Fund                    63,999     75,640     72,356       --        --        --       63,999     75,640     72,356

Intermediate
Government Bond
Fund                    96,088     152,049    171,256      --        --      15,697     96,088     152,049    155,559

Intermediate Tax-
Exempt Bond Fund        273,834    287,718    311,340      --        --        --       273,834    287,718    311,340

Short/Intermediate
Bond Fund               385,023    477,736    503,868      --        --      7,936      385,023    477,736    495,932

Tax-Exempt Bond
Fund                    238,688    255,614    240,107      --        --        --       238,688    255,614    240,107

Balanced Fund           68,073     92,442     87,918       --        --      15,965     68,073     92,442     71,953

Emerging Markets
Fund                    4,309      28,633     48,270       --        --      6,678      4,309      28,633     41,592

Equity Fund            1,078,273  1,288,430  1,159,792     --        --      15,697    1,078,273  1,288,430  1,144,095

Equity Income Fund      52,398     74,396     126,972      --        --      15,965     52,398     74,396     111,007


                                       40


---------------------- -------------------------------- ------------------------------ --------------------------------
                           Administration Fee ($)        Reduction by Administrator      Net Administration Fee ($)
                                                                     ($)
                       ---------- ---------- ---------- --------- --------- ---------- ---------- ---------- ----------
                         1997       1998       1999       1997      1998      1999       1997       1998       1999
---------------------- ---------- ---------- ---------- --------- --------- ---------- ---------- ---------- ----------
Growth Fund             134,450    191,807    270,868      --        --      16,125     134,450    191,807    254,743

Index Fund              318,288    474,653    698,724      --        --        --       318,288    474,653    698,724

International Fund      248,075    280,560    379,956      --        --      14,662     248,075    280,560    365,294

Small-Cap
Opportunity Fund        304,109    414,180    507,905      --        --      14,662     304,109    414,180    493,243

Small-Cap Value Fund    77,285     160,268    199,620      --        --       5,250     77,285     160,268    194,370
---------------------- ---------- ---------- ---------- --------- --------- ---------- ---------- ---------- ----------

         DISTRIBUTOR. Effective May 1, 1999, Provident Distributors, Inc. (the "Distributor") has entered into a Distribution Agreement with the Trust pursuant to which it has the responsibility of distributing shares of the Funds. Prior to that date, the distributor for the Funds was Funds Distributor, Inc. (FDI). Fees for services rendered by the Distributor are paid by the Administrator. The Distributor bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of shares, subject to the terms of the Service Plans described below, if implemented pursuant to contractual arrangements between the Trust and the Distributor and approved by the Board of Trustees of the Trust. The Distributor has agreed to furnish officers for the Trust, as required.

         A Shares of the Funds are sold with a maximum front-end sales charge of 5.50%. Effective December 1, 1997, the front-end sales charge assessed on N Shares of the Equity Funds and the Fixed Income Funds was eliminated. N Shares of these Funds were previously sold with a maximum front-end sales charge of 4.50%. A Shares of the Funds may be subject to a contingent deferred sales charge of up to 1.00%, which is described in the Prospectuses and under "Additional Purchase and Redemption Information" in this SAI.

         Sales charges for A Shares of the Funds are described in the Prospectuses and under "Additional Purchase and Redemption Information" in this SAI.

         The following table shows the dollar amount of sales charges payable to the Distributor with respect to sales of A Shares of each Fund and the amount of sales charges retained by the Distributor and not reallowed to other persons. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period. There were no sales charges payable to the Distributor with respect to the Funds not mentioned below.

--------------------------------- ----------------------------- --------------------------- -----------------------------
                                      Aggregate Underwriting      Amount Retained by the
                                          Commissions ($)           Distributor. ($) (1)         Amount Reallowed ($)
                                  ----------------------------- --------------------------- -----------------------------
                                  --------- --------- --------- --------- -------- -------- --------- --------- ---------
                                    1997      1998      1999      1997     1998     1999      1997      1998      1999
--------------------------------- --------- --------- --------- --------- -------- -------- --------- --------- ---------
Bond Fund                           N/A       N/A      1,435      N/A       N/A      115      N/A       N/A      1,320

Convertible Securities Fund         N/A       N/A       N/A       N/A       N/A      N/A      N/A       N/A       N/A

Intermediate Government
Bond Fund                           N/A       N/A      86,931     N/A       N/A     8,075     N/A       N/A      78,856

Short/Intermediate Bond
Fund                                N/A       N/A      3,621      N/A       N/A      403      N/A       N/A      3,218

Balanced Fund                       N/A       N/A      4,045      N/A       N/A      386      N/A       N/A      3,659


                                       41


--------------------------------- ----------------------------- --------------------------- -----------------------------
                                      Aggregate Underwriting      Amount Retained by the
                                          Commissions ($)           Distributor. ($) (1)         Amount Reallowed ($)
                                  ----------------------------- --------------------------- -----------------------------
                                  --------- --------- --------- --------- -------- -------- --------- --------- ---------
                                    1997      1998      1999      1997     1998     1999      1997      1998      1999
--------------------------------- --------- --------- --------- --------- -------- -------- --------- --------- ---------
Emerging Markets Fund               N/A       N/A       250       N/A       N/A      24       N/A       N/A       226

Equity Fund                         N/A       N/A      9,199      N/A       N/A      847      N/A       N/A      8,352

Equity Income Fund                  N/A       N/A      20,963     N/A       N/A     1,870     N/A       N/A      19,093

Growth Fund                         N/A       N/A      38,050     N/A       N/A     3,563     N/A       N/A      34,487

International Fund                  N/A       N/A       276       N/A       N/A      25       N/A       N/A       251

Small-Cap Opportunity Fund          N/A       N/A      1,351      N/A       N/A      141      N/A       N/A      1,210

Small-Cap Value Fund                N/A       N/A        55       N/A       N/A       5       N/A       N/A        50

--------------------------------- --------- --------- --------- --------- -------- -------- --------- --------- ---------

         (1) The Distributor also retained any amount that would otherwise have been retained by FDI for the period preceding May 1, 1999.


         The following table shows the dollar amount of sales charges payable to the Distributor with respect to sales of N Shares of each Fund and the amount of sales charges retained by the Distributor and not reallowed to other persons. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period. There were no sales charges payable to the Distributor with respect to the Funds not mentioned below.

--------------------------------- ----------------------------- --------------------------- -----------------------------
                                     Aggregate Underwriting       Amount Retained by the
                                         Commissions ($)            Distributor. ($) (1)         Amount Reallowed ($)
                                  ----------------------------- --------------------------- -----------------------------
                                  --------- --------- --------- -------- --------- -------- --------- --------- ---------
                                    1997      1998      1999     1997      1998     1999      1997      1998      1999
--------------------------------- --------- --------- --------- -------- --------- -------- --------- --------- ---------
Short/Intermediate Bond
Fund                               1,473      N/A       N/A       81       N/A       N/A     1,392      N/A       N/A

Equity Fund                        7,153      N/A       N/A       392      N/A       N/A     6,761      N/A       N/A

Equity Income Fund                   85       N/A       N/A        5       N/A       N/A       80       N/A       N/A

Growth Fund                        1,908      N/A       N/A       108      N/A       N/A     1,800      N/A       N/A

Small-Cap Opportunity Fund         2,380      N/A       N/A       134      N/A       N/A     2,246      N/A       N/A

Index Fund                          728       N/A       N/A       40       N/A       N/A      688       N/A       N/A

International Fund                 2,712      N/A       N/A       147      N/A       N/A     2,565      N/A       N/A

--------------------------------- --------- --------- --------- -------- --------- -------- --------- --------- ---------

         (1)  Prior to May 1, 1999, the Distributor was Funds Distributor, Inc.

         OTHER EXPENSES. Except for certain expenses borne by the Distributor, Harris Trust, or HIM, the Trust bears all costs of its operations, including: the compensation of its Trustees who are not affiliated with Harris Trust, HIM or the Distributor or any of their affiliates; advisory and administration fees; payments pursuant to any Service Plan (with respect only to A Shares and N Shares); interest charges; taxes; fees and expenses of independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Service Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Funds' custodian including those for keeping books and accounts; expenses of shareholders' meetings and meetings of Boards of Trustees; expenses relating to the issuance, registration and qualification of shares of the Funds; fees of pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to each Fund are borne by that Fund. Other general expenses of the Trust are allocated among the Funds in an equitable manner as determined by the Board of Trustees.

                                  SERVICE PLANS

         A SHARES. The Funds, except for the Index Fund, Tax-Exempt Money Market Fund, Money Market Fund and Government Money Market Fund, have adopted a Service Plan for A Shares under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule 12b-1") that provides for distribution/service fees of up to 0.25% (on an annualized basis) of the average daily net assets attributable to A Shares.

         The Funds bear the costs and expenses connected with advertising and marketing the Funds' A Shares and may pay the fees of each institution ("Service Organization") which purchases A Shares on behalf of its customers ("Customers") for servicing activities, as described below, at a rate of up to 0.25% per annum of the value of a Fund's average daily net asset values of its A Shares.

         Servicing activities provided by Service Organizations to their Customers investing in A Shares of the Fund may include, among other things, one or more of the following: (i) establishing and maintaining shareholder accounts and records; (ii) processing purchase and redemption transactions; (iii) answering Customer inquiries; (iv) assisting Customers in changing dividend options, account designations and addresses; (v) performing sub-accounting; (vi) investing Customer cash account balances automatically in Fund shares; (vii) providing periodic statements showing a Customer's account balance and integrating such statements with those of other transactions and balances in the Customer's other accounts serviced by the Service Agent; (viii) arranging for bank wires; (ix) distribution and such other services as the Fund may request, to the extent the Service Organization is permitted by applicable statute, rule or regulation.

         N SHARES. The Funds have adopted a complex-wide Service Plan for N Shares of the Funds that provides for service fees of up to 0.25% per annum of the average daily net asset values of the N Shares. This Service Plan does not authorize payments under the Plan to be made for distribution purposes and was not adopted under Rule 12b-1. Additionally, the Money Market Funds have adopted a Service Plan relating to N Shares pursuant to Rule 12b-1. That Service Plan provides for distribution fees of up to 0.10% per annum of the average daily net asset values of the Money Market Funds' N Shares.

                  ALL FUNDS. Each Fund has entered into an agreement with each Service Organization which purchases N Shares on behalf of its Customers. In the case of N Shares, the Service Organization is required to provide shareholder support services to its Customers who beneficially own such Shares in consideration of the payment of up to 0.25% (on an annualized basis) of the average daily net asset value of that Fund's N Shares held by the Service Organization for the benefit of Customers. Support services will include: (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's Distributor; (ii) processing dividend payments from the Fund on behalf of Customers; (iii) providing information periodically to Customers showing their positions in the Fund's shares; (iv) arranging for bank wires; (v) responding to Customer inquiries relating to the services performed by the Service Organization and handling correspondence; (vi) forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements, and dividend, distribution and tax notices) to Customers; (vii) acting as shareholder of record and nominee; (viii) arranging for the reinvestment of dividend payments; and (ix) other similar account administrative services.

         In addition, a Service Organization, at its option, may also provide to its holders of N Shares (a) a service that invests the assets of their other accounts with the Service Organization in the Fund's shares (sweep program); (b) sub-accounting with respect to shares owned beneficially or the information necessary for sub-accounting; and (c) checkwriting services.

                  MONEY MARKET FUNDS. Under the Service Plan that relates only to the Money Market Funds, each Money Market Fund may make additional payments to Service Organizations for shareholder services described above and also may
(i) bear the costs and expenses in connection with advertising and marketing the Fund's N Shares and (ii) make payments to Service Organizations for assistance in connection with the distribution of shares to Customers, including the forwarding to Customers of Prospectuses, sales literature and advertising materials provided by the Distributor of shares, at a rate of up to 0.10% per annum of the average daily net asset values of the N Shares.

         INSTITUTIONAL SHARES. There is no Service Plan in existence with respect to the Institutional Shares of the Funds.

         GENERAL. Each Service Plan has been adopted by the Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined by the 1940 Act) of the Trust, and who had no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (the "Qualified Trustees"). Each Service Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Qualified Trustees. Agreements related to the Service Plans must also be approved by such vote of the Trustees and the Qualified Trustees. The Service Plans will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the proper Fund. No Service Plan may be amended to increase materially the amounts payable to Service Organizations without the approval of a majority of the outstanding voting securities of the proper Fund, and no material amendment to a Service Plan may be made except by a majority of both the Trustees of the Trust and the Qualified Trustees.

         Each Service Plan requires that certain service providers furnish to the Trustees and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under such Service Plan. Rule 12b-1 also requires that the selection and nomination of the Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

         From their own resources, Harris Trust and HIM from time to time may pay fees to certain Service Organizations. Additionally, Harris Trust and the Distributor may act as Service Organizations and receive fees under a Service Plan. The following table shows Service Organization fees paid to Harris Trust with respect to A Shares and N Shares of each Fund for the period ended December 31, 1999.

------------------------------------------- -------------------- ------------------ ---------------- -------------------
                                                Shareholder         Shareholder                       Rule 12b-1 Fees
                                              Servicing Plan      Servicing Plan    Rule 12b-1 Fees        Waived
                                                 Fees Paid        Fees Waived ($)         ($)               ($)
                                                    ($)
------------------------------------------- -------------------- ------------------ ---------------- -------------------
Government Money Market Fund                      706,776               --              282,710              --

Money Market Fund                                2,359,645              --              943,858              --

Tax-Exempt Money Market Fund                      565,358               --              151,051            79,145

Bond Fund                                          8,646                --                43                 --

Convertible Securities Fund                         964                 --                --                 --

Intermediate Government Bond Fund                 10,062                --                345                --

Intermediate Tax-Exempt Bond Fund                  6,210                --                --                 --

Short/Intermediate Bond Fund                      17,408                --                154                --

Tax-Exempt Bond Fund                               3,108                --                --                 --

Balanced Fund                                      6,284                --                187                --

Emerging Markets Fund                               404                 --                 4                 --

Equity Fund                                       61,972                --                253                --

Equity Income Fund                                11,989                --                600                --

Growth Fund                                       19,109                --               1,129               --

Index Fund                                        48,245                --                --                 --

International Fund                                 5,917                --                 7                 --

Small-Cap Opportunity Fund                        12,038                --                39                 --

Small-Cap Value Fund                               1,580                --                 8                 --

------------------------------------------- -------------------- ------------------ ---------------- -------------------

                      CALCULATION OF YIELD AND TOTAL RETURN

         The Trust makes available various yield quotations with respect to shares of each class of shares of the Money Market Funds. Each of these amounts was calculated based on the 7-day period ended December 31, 1999, by calculating the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. The net change in value of an account consists of the value of additional shares purchased with dividends from the original share plus dividends declared on both the original share and any such additional shares (not including realized gains or losses and unrealized appreciation or depreciation) less applicable expenses. Effective yield quotations for N Shares and Institutional Shares of each of the Money Market Funds are also made available. These amounts are calculated in a similar fashion to yield, except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] -1

         Current yield for all of the Money Market Funds will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields.

         The yields of the N Shares and Institutional Shares of each of the following Money Market Funds for the 7-day period ended December 31, 1999 are listed below.

                                       Current Yield                     Effective Yield
                                    N          Institutional           N           Institutional
Government Money Market Fund      4.93%             5.28%             5.05%             5.42%
Money Market Fund                 5.52              5.87              5.67              6.04
Tax-Exempt Money Market Fund      3.83              4.14              3.91              4.23

         N Shares of the Money Market Funds bear the expenses of fees paid to Service Organizations. As a result, at any given time, the net yield of N Shares could be up to 0.35% lower than the net yield of Institutional Shares of the Money Market Funds.

         From time to time each of the Money Market Funds may advertise its "30-day average yield" and its "monthly average yield." Such yields refer to the average daily income generated by an investment in such Fund over a 30-day period, as appropriate, (which period will be stated in the advertisement).

         The yields of N Shares and Institutional Shares of each of the following Money Market Funds for the 30-day period ended December 31, 1999 are:

                                                 30-day Yield
                                       N                          Institutional
Government Money Market Fund          4.98%                           5.33%
Money Market Fund                     5.42                            5.77
Tax-Exempt Money Market Fund          3.18                            3.49

         A standardized "tax-equivalent yield" may be quoted for the Tax-Exempt Money Market Fund, the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund, which is computed by: (a) dividing the portion of the Fund's yield (as calculated above) that is exempt from Federal income tax by one minus a stated Federal income rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from federal income tax. For the 7-day period ended December 31, 1999, the effective tax equivalent yield of the N Shares and Institutional Shares of the Tax-Exempt Money Market Fund was 5.43% and 5.88%, respectively. For the 30-day period ended December 31, 1999, the 30-day tax equivalent yield for the N Shares and Institutional Shares of the Tax-Exempt Bond Fund and the N Shares and Institutional Shares of the Intermediate Tax-Exempt Bond Fund were 7.10% and 7.44%, and 6.79% and 7.14%, respectively, based on a stated tax rate of 28%. No A Shares of the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund had been issued as of December 31, 1999.

         The Trust makes available 30-day yield quotations with respect to A Shares, N Shares and Institutional Shares of the Non-Money Market Funds. As required by regulations of the Commission, the 30-day yield is computed by dividing a Fund's net investment income per share earned during the period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized assuming semi-annual reinvestment and compounding of net investment income.

         The following table shows 30-day yields for the period ended December 31, 1999, for A Shares, N Shares and Institutional Shares of the Non-Money Market Funds.

                                                         30-day Yield
                                            A                   N            Institutional
Bond Fund                                  6.13%               6.43%             6.68%
Convertible Securities Fund                 --                 1.27              1.52
Intermediate Government Bond Fund          5.81                6.03              6.28
Intermediate Tax-Exempt Bond Fund           --                 4.89              5.14
Short/Intermediate Bond Fund               6.02                6.24              6.49
Tax-Exempt Bond Fund                        --                 5.11              5.36
Balanced Fund                              2.93                3.10              3.35
Equity Fund                                0.06                0.06              0.31
Equity Income Fund                         0.78                0.82              1.07
Growth Fund                               (0.42)              (0.44)            (0.19)
Index Fund                                  --                 0.77              1.02
Small-Cap Opportunity Fund                (0.86)              (0.90)            (0.65)
Small-Cap Value Fund                      (0.01)              (0.12)             0.13

         The Trust also makes available total return quotations for A Shares, N Shares and Institutional Shares of each of the Non-Money Market Funds.

         The following table shows average annual total return for the one year, five year, ten year and since inception periods (or shorter period if the Fund has been in operation for a shorter period) ended December 31, 1999 for A Shares, N Shares and Institutional Shares of the Non-Money Market Funds. The actual date of the commencement of each Fund's operations, or the commencement of the offering of each Class' Shares, is listed in the Funds' financial statements.


---------------------------- -------------------- -------------------- ------------------- -----------------------------
                                   1 Year               5 Year              10 Year           Inception to 12/31/99
                             -------------------- -------------------- ------------------- -----------------------------
                             -------- ----------- ------- ------------ ------- ----------- -------- --------
                                N     Institutional N     Institutional  N     Institutional  A        N     Institutional
---------------------------- -------- ----------- ------- ------------ ------- ----------- -------- -------- -----------
                               (%)       (%)       (%)        (%)       (%)       (%)        (%)      (%)       (%)
Bond Fund                    (1.16)     (0.91)      --        --         --        --      (6.37)     5.36       5.60

Convertible Securities Fund  31.75      32.07     17.01     17.30      11.02     11.30       --      12.07      12.35

Intermediate Government
Bond Fund                    (1.05)     (0.80)     6.03      6.30       6.44      6.71     (4.74)     7.64       7.91

Intermediate Tax-Exempt
Bond Fund                    (0.68)     (0.43)     4.79      5.05       5.17      5.43       --       5.16       5.42

Short/Intermediate Bond
Fund                          0.56       0.81      6.23       --         --        --      (7.38)     6.35       4.79

Tax-Exempt Bond Fund         (3.31)     (3.07)     5.28      5.55       5.50      5.77       --       6.99       7.26

Balanced Fund                (1.52)     (1.30)      --        --         --        --      (5.59)    10.08       9.57

Emerging Markets Fund        64.06      64.53       --        --         --        --      64.36     (1.85)     (1.45)

Equity Fund                  (1.74)     (1.57)    20.62       --       14.14       --      (7.78)    14.92      15.27

Equity Income Fund            9.68       9.87     23.22     23.53        --        --       4.07     18.87      19.16

Growth Fund                  16.22      16.56     27.45     27.76        --        --       7.15     19.16      19.45

Index Fund                   20.14      20.40     27.78     28.07        --        --         --     19.70      19.98

International Fund           26.81      27.33      4.50      4.81       2.93      3.20     32.61      4.96       5.23

Small-Cap Opportunity Fund   39.75      40.14     21.41     21.69      16.20     16.48     50.99     15.94      16.23

Small-Cap Value Fund          0.22       0.49     12.53     12.85      10.59     10.88     (2.60)    12.77      13.06

---------------------------- -------- ----------- ------- ------------ ------- ----------- -------- -------- -----------

         Each of these amounts is computed by assuming a hypothetical initial investment of $10,000. It is assumed that all of the dividends and distributions by each Fund over the specified period of time were reinvested. It was then assumed that at the end of the specified period, the entire amount was redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial investment to grow to the amount that would have been received upon redemption.

         The Funds may also calculate an aggregate total return which reflects the cumulative percentage change in value over the measuring period. The aggregate total return can be calculated by dividing the amount received upon redemption by the initial investment and subtracting one from the result. The following table shows aggregate total return for the one year, five year, ten year and since inception (if less than ten years) periods ended December 31, 1999 for A Shares, N Shares and Institutional Shares of the Non-Money Market Funds.

---------------------------- -------------------- -------------------- ------------------- -----------------------------
                                   1 Year               5 Year              10 Year           Inception to 12/31/99
                             -------------------- -------------------- ------------------- -----------------------------
                             -------- ----------- ------- ------------ ------- ----------- -------- --------
                                N     Institutional N     Institutional  N     Institutional  A        N     Institutional
---------------------------- -------- ----------- ------- ------------ ------- ----------- -------- -------- -----------

                               (%)       (%)       (%)        (%)       (%)       (%)        (%)      (%)       (%)
Bond Fund                    (1.16)     (0.91)      --        --         --        --      (5.57)    21.34     22.41

Convertible Securities Fund  31.75      32.07     119.33    122.04     184.34    191.60       --    453.28    474.29

Intermediate Government
Bond Fund                    (1.05)     (0.80)     33.99     35.70      86.66     91.44    (4.22)   202.02    213.34

Intermediate Tax-Exempt
Bond Fund                    (0.68)     (0.43)     26.37     27.95      65.51     69.70       --    102.37    109.48


                                       48

---------------------------- -------------------- -------------------- ------------------- -----------------------------
                                   1 Year               5 Year              10 Year           Inception to 12/31/99
                             -------------------- -------------------- ------------------- -----------------------------
                             -------- ----------- ------- ------------ ------- ----------- -------- --------
                                N     Institutional N     Institutional  N     Institutional  A        N     Institutional
---------------------------- -------- ----------- ------- ------------ ------- ----------- -------- -------- -----------

Short/Intermediate Bond
Fund                          0.56       0.81      35.26       --         --        --      (3.39)    71.53     19.78

Tax-Exempt Fund              (3.31)     (3.07)     29.32     31.03      70.81     75.23        --    175.49    186.15

Balanced Fund                (1.52)     (1.30)       --        --         --        --      (5.01)    29.80     28.89

Emerging Markets Fund        64.06      64.53        --        --         --        --      21.49     (4.02)    (3.17)

Equity Fund                  (1.74)     (1.57)    155.35       --      275.19       --      (6.93)   419.83     73.02

Equity Income Fund            9.68       9.87     184.09    187.64        --        --       3.63    182.21    186.41

Growth Fund                  16.22      16.56     236.28    240.42        --        --       6.46    286.97    294.24

Index Fund                   20.14      20.40     240.63    244.51        --        --        --     300.63    307.95

International Fund           26.81      27.33      24.62     26.50      33.49     36.97     26.40     87.07     93.34

Small-Cap Opportunity Fund   39.75      40.14     163.76    166.89     348.71    359.92     40.79    815.75    850.19

Small-Cap Value Fund          0.22       0.49      80.47     83.00     173.51    180.87     (0.99)   507.31    531.18

---------------------------- -------- ----------- ------- ------------ ------- ----------- -------- -------- -----------

         Current yield and total return for the Non-Money Market Funds will fluctuate from time to time, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield (or total return) is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to the Funds.

         Performance data of the Funds may be compared to those of other mutual funds with similar investment objectives and to other relevant indices, such as those prepared by Salomon Brothers Inc. or Lehman Brothers Inc., or any of their affiliates or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as IBC/Donoghue's Money Fund Report and Bank Rate Monitor (for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five metropolitan statistical areas), Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, reports prepared by Lipper Analytical Services and publications of a local or regional nature. Performance information may be quoted numerically or may be presented in a table, graph or other illustrations. All performance information advertised by the Funds is historical in nature and is not intended to represent or guarantee future results.

         In addition, investors should recognize that changes in the net asset value of shares of the Non-Money Market Funds will affect the yield of such Funds for any specified period, and such changes should be considered together with each such Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for all of the Funds may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. The yield of a Fund, however, may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

         Performance of Common and Collective Trust Funds. The Convertible Securities Fund, Intermediate Government Bond Fund, Small-Cap Value Fund, Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund, Index Fund, Small-Cap Opportunity Fund, Equity Income Fund, Growth Fund and International Fund commenced operations upon the investment of a substantial amount of assets invested from collective and common trust funds operated by Harris Trust. If a Fund's predecessor fund was operated with investment policies substantially similar to those of the Fund, the Fund may include in quotations of its performance the performance history of the predecessor fund in accordance with interpretations of the Commission and as appropriate. Because collective and common trust funds usually have an effective expense ratio of zero, in order not to overstate performance, a predecessor fund's performance included in any quotation of the Fund's performance will be calculated as if the predecessor fund had operated with an expense ratio equal to the Fund's estimated expense ratio for its first year of operations.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order, which will be priced at the Fund's net asset value next calculated after it is so accepted.

         Redemption proceeds normally are paid in cash. However, the Trust has filed formal elections with the Commission pursuant to which a Fund may effect a redemption in kind in portfolio securities only if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period. If payment for shares redeemed is made wholly or partially in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash.

         An investor in A Shares of a Fund may be entitled to reduced sales charges. To qualify for a reduced sales charge, an investor must notify and provide sufficient information to the Funds at the time of purchase. If an investor invests through an Institution, the investor should notify the Institution, which in turn must notify the Funds. Programs that allow for reduced sales charges, such as the Right of Accumulation, a Letter of Intent, or Family Purchases, may be changed or eliminated at any time.

         The Right of Accumulation allows an investor to combine the amount invested in A Shares of a Fund with the total net asset value of A Shares currently purchased or already owned by that investor of all Funds to determine the applicable sales charge. To obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge, and confirmation of the order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time by the Funds with respect to all A Shares purchased thereafter.

         A Letter of Intent allows an investor to purchase A Shares of the Funds over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus the total net asset value of A Shares already owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment. If such amount is not invested within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid.

         Family Purchases allow family members to purchase A Shares of the Funds over a thirteen-month period at reduced sales charges based on the combined purchases of a family as if they were purchased at the same time for purposes of calculating sales charges. ("Family" includes any person considered to be a part of an extended family, including but not limited to parents, grandparents, children, grandchildren, god-parents, in-laws, aunts, uncles, brothers, sisters, nephews, nieces, and cousins, including step- and adopted relatives.)

         In order to recover commissions paid to Institutions, A Shares of a Fund on which no initial sales charge was assessed due to a purchase amount of $1,000,000 or more in a single transaction or pursuant to the Right of Accumulation, a Letter of Intent, or Family Purchases that are redeemed within one year of the purchase date will be subject to contingent deferred sales charges equal to 1.00% of the dollar amount subject to the charge. Redemptions made within one to two years of the purchase will be subject to contingent deferred sales charges equal to 0.50% of the dollar amount subject to the charge. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed and their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on redemptions of shares acquired through the reinvestment of dividends and distributions or involuntary redemptions by a Fund of shareholder accounts with low account balances.

         Redemptions of shares will be effected in the manner that results in the imposition of the lowest deferred sales charge. Redemptions with respect to a shareholder's investment in a Fund will automatically be made first from any A Shares in a Fund held for more than two years, second from A Shares of the Fund acquired pursuant to reinvestment of dividends and distributions, third from A Shares held within one and two years, and fourth from A Shares of the Fund held for less than one year.

         The contingent deferred sales charge on shares purchased through an exchange from A Shares of another Fund is based upon the original purchase date and price of the other Fund's shares. For a shareholder with a Letter of Intent who does not purchase $1,000,000 of A Shares under the letter, no contingent deferred sales charge is imposed, but a sales load adjustment will be imposed on the account of such shareholder at the expiration of the period set forth in the Letter of Intent. A Letter of Intent may provide for a contingent deferred sales charge in some cases.

         The contingent deferred sales charge will be waived by the Funds for redemptions (a) pursuant to a systematic withdrawal plan, (b) that are shown to have resulted from the death or disability of the accountholder, (c) by qualified retirement plans upon plan termination or dissolution, (d) directed by participants in qualified retirement plans, or (e) from IRAs, if made pursuant to death or disability of the accountholder, or for minimum distributions required after attaining age 70-1/2.

         For an additional administrative fee, paid separately by the shareholder and not as an expense of the Funds, a shareholder may participate in the College In-Sight(R) Program. Through the Program, a participating private college or university reduces the undergraduate tuition for a student, designated by the shareholder, in an amount based on the shareholder's account balance during the time the shareholder participates in the Program. Participation in the Program may begin any time before a designated student graduates from high school. However, no tuition reduction rewards can be earned after June 30th of the student's high school graduation year. Program details and an application are available from the Funds at the address or telephone number given above.


                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share is determined at least as often as each day that the Federal Reserve Board of Philadelphia and the New York Stock Exchange are open, i.e., each weekday other than New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day (each, a "Holiday").

         The value of securities held by the Non-Money Market Funds (other than debt obligations maturing in 60 days or less) is determined based on the last sale price on the principal exchange (including for these purposes the National Association of Securities Dealers' Automatic Quotation System) on which the securities are traded as of the time of valuation. In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on over- the-counter markets generally are valued at closing over-the-counter bid prices. Portfolio securities that are primarily traded on foreign securities exchanges generally are valued at their closing values on the exchange. Bonds are valued at the mean of the last bid and asked prices. In the absence of readily available market quotations (or when, in the view of the Investment Adviser, available market quotations do not accurately reflect a security's fair value), securities are valued at their fair value as determined by the Trust's Board of Trustees. Prices used for valuations of securities are provided by independent pricing services. Debt obligations with remaining maturities of 60 days or less generally are valued at amortized cost, as discussed below.

         Each of the Money Market Funds uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that a Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of a Fund's portfolio on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from investments in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each of the Money Market Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 days or less and invest only in securities determined by the Board of Trustees to meet the quality and minimal credit risk requirements of Rule 2a-7. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. Rule 2a-7, however, provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of each of the Money Market Funds as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the portfolio holdings of each of the Money Market Funds by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether a Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                             PORTFOLIO TRANSACTIONS

         Portfolio securities of each Fund are kept under continuing supervision and changes may be made whenever, in the judgment of the Investment Adviser, Sub-Adviser, or Sub-Subadviser, a security no longer seems to meet the objective of the Fund. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide the cash necessary for redemptions, distributions to shareholders or other Fund management purposes. Portfolio changes may be made without regard to the length of time a particular security has been held or the frequency of portfolio transactions of a Fund (the portfolio turnover rate). The realization of taxable capital gains and, with respect to equity securities, the amount of brokerage commissions will tend to increase as the level of portfolio activity increases. An annual portfolio turnover rate of 100% would occur if all of the securities held by the Fund were replaced once in a period of one year.

         The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, HIM (with respect to each Fund) or Hansberger (with respect to the International and Emerging Markets Funds) is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While HIM or Hansberger generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

         Purchase and sale orders for securities on behalf any Fund may be combined with those of other accounts that HIM or Hansberger manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When HIM or Hansberger determines that a particular security should be bought or sold for any of the Funds and other accounts it manages, it allocates the transactions among the participants equitably. To the extent permitted by the Commission, the Funds may pay brokerage commissions to certain affiliated persons. During the last fiscal year, no Fund paid commissions to such persons.

         Purchases and sales of securities for the Fixed Income Funds and the Money Market Funds will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds will also purchase portfolio securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads, and underwriting commissions. Under the 1940 Act, any person affiliated with the Trust is prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission.

         HIM or Hansberger may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund, give preference to a dealer that has provided statistical or other research services to such adviser. By allocating transactions in this manner, HIM and/or Hansberger are able to supplement their own research and analysis with the views and information of other securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed under the Portfolio Management and Sub-Advisory Contracts, and the expenses of such adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through whom HIM or Hansberger effect securities transactions for a Fund may be used by HIM or Hansberger in servicing its other accounts, and not all of these services may be used by HIM or Hansberger in connection with advising the Funds.

         The following table shows total brokerage commissions and the total dollar amount of transactions on which commissions were paid. This information is for the past three fiscal years (or shorter if the Fund has been in operation for a shorter period).

---------------------------- -------------------------------------- ----------------------------------------------------
                                Total Brokerage Commissions ($)           Total Dollar Amount of Transactions ($)
                             -------------------------------------- ----------------------------------------------------
                             ------------ ------------ ------------ ----------------- ---------------- -----------------
                                1997         1998         1999            1997             1998              1999
---------------------------- ------------ ------------ ------------ ----------------- ---------------- -----------------
Convertible Securities
Fund                           15,915       17,957       15,939        12,667,478       13,220,179        9,378,646

Balanced Fund                  51,841       77,519       62,259        36,694,360       52,768,682        46,502,593

Emerging Markets
Fund                           66,505       86,280       94,699        11,195,946       16,890,323        20,824,746

Equity Fund                   1,490,680    1,855,467    1,468,542    1,226,623,062     1,400,503,290    1,165,494,999

Equity Income Fund             20,970       28,649       44,330        20,785,343       30,249,587        39,105,004

Growth Fund                    80,371       129,319      152,356       64,254,236       96,800,368       122,195,327

Index Fund                     43,400       20,464       43,820       116,419,664       28,635,056        93,551,597

International Fund             358,558      614,604      642,480      289,865,829       173,826,470      217,927,230

Small-Cap Opportunity
Fund                           269,136      437,246      491,119      156,483,678       232,858,016      344,183,300

Small-Cap Value Fund           240,854      405,440      379,079      129,913,628       195,946,616      173,382,519

---------------------------- ------------ ------------ ------------ ----------------- ---------------- -----------------

         With respect to transactions directed to brokers because of research services provided, the following table shows total brokerage commissions and the total dollar amount of transactions on which commissions were paid for the fiscal year ended December 31, 1999.

---------------------------------- ---------------------------------- ------------------------------------------------
                                      Total Brokerage Commissions      Total Dollar Amount of Transactions on which
                                        (Research-related) ($)         Commissions were paid (Research-related) ($)
---------------------------------- ---------------------------------- ------------------------------------------------
Balanced Fund                                    8,689                                   6,181,008

Emerging Markets Fund                           11,022                                   3,561,821

Equity Fund                                     308,104                                 220,147,243

Equity Income Fund                              12,783                                   9,061,170

Growth Fund                                      9,971                                   6,083,193

International Fund                              50,132                                  23,160,623

Small-Cap Opportunity Fund                       4,194                                   2,421,460

Small-Cap Value Fund                             1,314                                    260,062

---------------------------------- ---------------------------------- ------------------------------------------------

         Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Harris Investors Direct, Inc. ("HID"). In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. The Funds will not deal with the Distributor or HID in any transaction in which either one acts as principal except as may be permitted by the Commission.

         In placing orders for portfolio securities of the Funds, HIM or Hansberger is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that HIM or Hansberger will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While HIM or Hansberger will generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

         Subject to the above considerations, HID may act as a main broker for the Funds. For it to effect any portfolio transactions for the Funds, the commissions, fees or other remuneration received by it must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow HID to receive no more than the remuneration that would be expected to be received by an unaffiliated broker on a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust, including a majority who are not "interested" Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to either one are consistent with the foregoing standard. Brokerage transactions with either one are also subject to such fiduciary standards as may be imposed upon each of them by applicable law.

                                 TAX INFORMATION

         Each Fund is treated as a separate entity for Federal income tax purposes and thus the provisions of the Code generally are applied to each Fund separately, rather than to the Trust as a whole. As a result, net capital gains, net investment income, and operating expenses are determined separately for each Fund.

         The Trust intends to qualify each Fund as a regulated investment company under the Code and to distribute to the shareholders of each Fund sufficient net investment income and net realized capital gains of that Fund so that the Fund will not be subject to Federal income taxes. Qualification as a regulated investment company under the Code generally requires, among other things, that (a) at least 90% of the Fund's annual gross income (without offset for losses) be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stocks, securities or options thereon and certain other income including, but not limited to, gains from futures contracts and (b) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities, with such other securities limited in respect of any one issuer to an amount not greater than 5% of each Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). As a regulated investment company, each Fund will not be subject to Federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its net investment income (including net short-term capital gains) earned in each year and, in the case of the Tax-Exempt Money Market Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund, that it distributes to its shareholders at least 90% of its net tax-exempt income (including net short-term capital gains). In addition, the Tax-Exempt Money Market Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund intend that at least 50% of the value of its total assets at the close of each quarter of its taxable year will consist of obligations the interest on which is exempt from Federal income tax, so that such Funds will qualify under the Code to pay "exempt-interest dividends" (described below).

         Dividends (including net short-term capital gains), except exempt-interest dividends, will be taxable to shareholders as ordinary income.

         Distributions of net long-term capital gains, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares, and will not qualify for the dividends-received deductions.

         A taxable gain or loss also may be realized by a shareholder upon the redemption or transfer of shares depending on the tax basis of the shares and their value at the time of the transaction. Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent other shares of that Fund are acquired within the 61-day period beginning 30 days before and ending 30 days after disposition of the shares.

         Dividends paid by each of the Tax-Exempt Bond Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund (the "Tax-Exempt Funds") out of tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to Federal income tax in the hands of the Fund's shareholders. However, persons who are substantial users or related persons thereof of facilities financed by private activity bonds held by a Fund may be subject to Federal income tax on their pro rata share of the interest income from such bonds and should consult their tax advisers before purchasing shares of such Fund.

         Interest on indebtedness incurred by shareholders to purchase or carry shares of a Fund generally is not deductible for Federal income tax purposes. Under the IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of a Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares. Substantially all of the dividends paid by each Tax-Exempt Fund are anticipated to be exempt from Federal income taxes.

         Shareholders of the Tax-Exempt Funds may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions. Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in the Fund which may differ from the Federal income tax consequences described above.

         The Trust will be required to withhold, subject to certain exemptions, a portion (currently 31%) from dividends paid or credited to individual shareholders and from redemption proceeds, if a correct taxpayer identification number, certified when required, is not on file with the Trust or Transfer Agent.

         Certain of the Funds may invest in municipal bond index futures contracts and options on interest rate futures contracts. The Funds do not anticipate that these investment activities will prevent the Funds from qualifying as regulated investment companies. As a general rule, these investment activities will increase or decrease the amount of long-term and short-term capital gains or losses realized by a Fund and, accordingly, will affect the amount of capital gains distributed to the Fund's shareholders.

         For Federal income tax purposes, gain or loss on the futures contracts and options described above (collectively referred to as "section 1256 contracts") is taxed pursuant to a special "mark-to-market" system. Under the mark-to-market system, a Fund may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and, accordingly, the mark-to-market system will generally affect the amount of capital gains or losses taxable to a Fund and the amount of distributions taxable to a shareholder. Moreover, if a Fund invests in both section 1256 contracts and offsetting positions in such contracts, then the Fund might not be able to receive the benefit of certain recognized losses for an indeterminate period of time. Each Fund expects that its activities with respect to section 1256 contracts and offsetting positions in such contracts (a) will not cause it or its shareholders to be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received and (b) will permit it to use substantially all of the losses of the Fund for the fiscal years in which the losses actually occur.

         Each Fund (except the Tax-Exempt Funds to the extent of this tax-exempt interest) will generally be subject to an excise tax of 4% of the amount of any income or capital gains distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund. Each Fund intends that it will distribute substantially all of its net investment income and net capital gains in accordance with the foregoing requirements, and, thus, expects not to be subject to the excise tax. Dividends declared by a Fund in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared.

         Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

         Gains or losses on sales of securities by a Fund generally will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses.

         In the case of the Equity Funds and the Fixed Income Funds, if an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction.

         In the case of the Equity Funds and the Fixed Income Funds, if securities are sold by the Fund pursuant to the exercise of a call option written by it, such Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

         If, in the opinion of the Trust, ownership of its shares has or may become concentrated to an extent that could cause the Trust to be deemed a personal holding company within the meaning of the Code, the Trust may require the redemption of shares or reject any order for the purchase of shares in an effort to prevent such concentration.

                          SHARES OF BENEFICIAL INTEREST

         The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value, and to create one or more classes of these shares. Pursuant thereto, the Trustees have authorized the issuance of three classes of shares, A Shares, N Shares and Institutional Shares, for each Fund of the Trust, except for the Harris Insight Index Fund and the Money Market Funds. The Index Fund and the Money Market Funds have two classes of shares, N Shares and Institutional Shares.

         Generally, all shares of the Trust have equal voting rights with other shares of the Trust and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. As used in the Prospectuses and in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds (e.g., election of Trustees and ratification of independent accountants), means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single Fund (e.g., annual approval of advisory contracts), means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or
(ii) more than 50% of the outstanding shares of the Fund. Shareholders of a Fund are entitled to that number of votes that is equal to the number of whole shares and fractional shares held multiplied by the net asset value of one share of that Fund in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

         Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trust's Board of Trustees. Notwithstanding the foregoing, each class of shares of each Fund bears exclusively the expense of fees paid to Service Organizations with respect to that class of shares. In the event of the liquidation or dissolution of the Trust (or a Fund), shareholders of each Fund (or the Fund being dissolved) are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

         The Trust may dispense with annual meetings of shareholders in any year in which Trustees are not required to be elected by shareholders. It is anticipated generally that shareholder meetings will be held only when specifically required by federal or state law. Shareholders have available certain procedures for the removal of Trustees.

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both the trust itself was unable to meet its obligations and inadequate insurance existed. To guard against this risk, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification out of Trust property of any shareholder held personally liable for obligations of the Trust.

                                      OTHER

         The Registration Statement, including the Prospectuses, the SAI and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectuses or this SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS

         PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103 are the independent auditors for the Trust and audit and report on the Trust's annual financial statements, review certain regulatory reports and the Trust's Federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements. The Funds' December 31, 1999 financial statements and the report thereon of PricewaterhouseCoopers LLP from the Funds' December 31, 1999 Annual Report (as filed with the Commission on March 1, 2000 pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder (Accession Number 0000935069-99-000038)) are incorporated herein by reference.

                                   APPENDIX A

DESCRIPTION OF BOND RATINGS (INCLUDING CONVERTIBLE BONDS)

         The following summarizes the highest four ratings used by Standard & Poor's ("S&P") for corporate and municipal debt:

               AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

               AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

               A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

               BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher rated categories.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the highest four ratings used by Moody's Investors Service ("Moody's") for corporate and municipal long-term debt.

               Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

               Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

               A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

               Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

         The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds:

               AAA - Debt rated AAA is of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

               AA - Debt rated AA is of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

               A - Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

               BBB - Bonds that are rated BBB have below average protection factors but are still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

         The following summarizes the ratings used by IBCA Limited and IBCA Inc. ("IBCA") for bonds:

               Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

               IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

DESCRIPTION OF MUNICIPAL NOTES RATINGS

         The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

               MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

               MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

         The following summarizes the two highest ratings by Standard & Poor's for short-term municipal notes:

               SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

               SP-2 - Satisfactory capacity to pay principal and interest.

         The three highest rating categories of D&P for short-term debt are Duff 1, Duff 2, and Duff 3. D&P employs three designations, Duff 1+, Duff 1 and Duff 1-, within the highest rating category. Duff 1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 indicates satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         D&P uses the fixed-income ratings described above under "Description of Bond Ratings" for tax-exempt notes and other short-term obligations.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         The highest rating of D&P for commercial paper is Duff 1. D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category.

         Duff 1 plus indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. Duff 1 minus indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         The following summarizes the highest ratings used by Fitch for short-term obligations:

         F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 securities possess exceptionally strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is strong. Those issued determined to possess extremely strong safety characteristics are denoted A-1+.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         D&P uses the short-term ratings described above for commercial paper.

         Fitch uses the short-term ratings described above for commercial paper.

         Thomson BankWatch, Inc. (TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                                     PART C

                                OTHER INFORMATION

Item 23.        Exhibits.



(a)      (1)       Declaration of Trust dated December 6, 1995 (incorporated by reference to Registration
                   Statement filed on December 12, 1995).

         (2)       Amendment to Declaration of Trust dated November 4, 1996 (incorporated by reference to
                   Post-Effective Amendment ("PEA") No. 3 filed on February 28, 1997).

         (3)       Amendment to Declaration of Trust dated June 6, 1997 (incorporated by reference to PEA
                   No. 5 filed on June 13, 1997).

         (4)       Amendment to Declaration of Trust dated November 2, 1998 (incorporated by reference to
                   PEA No. 9 filed on November 9, 1998).

         (5)       Amendment to Declaration of Trust dated February 18, 1999 (incorporated by reference to
                   PEA No. 10 filed on March 2, 1999).

(b)      (1)       By-Laws (incorporated by reference to Registration Statement filed on December 12, 1995).

         (2)       Amendment to By-Laws dated October 31, 1995 (incorporated by reference to PEA No. 3 filed on February 28, 1997).

         (3)       Amendment to By-Laws dated January 23, 1996 (incorporated by reference to PEA No. 3 filed on February 28, 1997).

         (4)       Amendment to By-Laws dated November 4, 1996 (incorporated by reference to PEA No. 3 filed on February 28, 1997).

(c)                Not applicable.

(d)      (1)       Advisory Contract dated April __, 2000 between Registrant and Harris Trust and Savings
                   Bank ("Harris Trust" or the "Adviser") (filed herewith).

         (2)       Portfolio Management Contract dated April __, 2000 between Harris Trust and Harris
                   Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") (filed herewith).

         (3)       Investment Sub-Advisory Contract dated August 6, 1997 between HIM and Hansberger Global
                   Investors, Inc. on behalf of Harris Insight International Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

         (4)       Investment Sub-Advisory Contract dated October 1, 1997 between HIM and Hansberger Global
                   Investors, Inc. on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 7 filed on February 27, 1998).

(e)      (1)       Distribution Agreement dated July 29, 1999 between the Registrant and Provident
                   Distributors, Inc. ("PDI") (filed herewith).

(f)                Not applicable.

(g)      (1)       Custodian Agreement dated February 23, 1996 between Registrant and PNC Bank, N.A.
                   (incorporated by reference to PEA No. 3 filed on February 28, 1997).

         (2)       Notice to the Custodian dated January 21, 1997 on behalf of Harris Insight Small-Cap
                   Value Fund (incorporated by reference to PEA No. 3 filed on February 28, 1997).

         (3)       Notice to the Custodian dated June 6, 1997 on behalf of Harris Insight Emerging Markets
                   Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

         (4)       Consent to Assignment of Custodian Agreement dated February 18, 1999 between Registrant and PNC Bank, N.A. (incorporated by reference to PEA No. 11 filed on May 3, 1999).

         (5)       Sub-Custodian Services Agreement dated February 18, 1999 by and between PFPC Trust
                   Company, PNC Bank, N.A. and Registrant (incorporated by reference to PEA No. 11 filed on
                   May 3, 1999).

         (6)       Foreign Custody Manager Delegation Agreement dated February 18, 1999 by and between PFPC
                   Trust Company, PNC Bank, N.A. and Registrant (incorporated by reference to PEA No. 11 filed on May 3, 1999).

(h)      (1)       Transfer Agency Services Agreement dated July 1, 1996 between Registrant and Harris
                   Trust (incorporated by reference to PEA No. 3 filed on February 28, 1997).

         (2) Notice to the Transfer Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 5 filed on June 13, 1997).

         (3)       Notice to the Transfer Agent dated June 6, 1997 on behalf of
                   Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 7 filed on February 27, 1998).

         (4)       Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC
                   Inc. (incorporated by reference to PEA No. 3 filed on February 28, 1997).

         (5) Notice to the Sub-Transfer Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 3 filed on February 28, 1997).

         (6) Notice to the Sub-Transfer Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

         (7)       Administration Agreement dated July 1, 1996 between Registrant and Harris Trust
                   (incorporated by reference to PEA No. 3 filed on February 28, 1997).

         (8)       Notice to the Administrator dated January 21, 1997 on behalf of Harris Insight Small-Cap
                   Value Fund (incorporated by reference to PEA No. 5 filed on June 13, 1997).

         (9)       Notice to the Administrator dated June 6, 1997 on behalf of Harris Insight Emerging
                   Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

         (10)      Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris
                   Trust and PFPC Inc. (incorporated by reference to PEA No. 3 filed on February 28, 1997).

         (10)(a)   Amendment dated 1 May 1999 of Sub-Administration and Accounting Services Agreement dated
                   July 1, 1996 between Harris Trust and PFPC, Inc. (incorporated by reference to PEA No.
                   12 filed on May 7, 1999).

         (11)      Notice to the Sub-Administrator and Accounting Services Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 3 filed on
                   February 28, 1997).

         (12)      Notice to the Sub-Administrator and Accounting Services Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

         (13)      Form of Shareholder Servicing Agreement (incorporated by reference to PEA No. 7 filed on
                   February 27, 1998).

         (14)      Form of Shareholder Servicing Agreement relating to Advisor Shares (incorporated by reference to PEA No. 9 filed on November 9, 1998).

(i)                Not applicable.

(j)                Not applicable.

(k)                Not applicable.

(l)      (1)       Form of Purchase Agreement relating to Initial Capital (incorporated by reference to PEA
                   No. 3 filed on February 28, 1997).

         (2)       Subscription Agreement dated January 14, 1999 between Registrant and FDI Distribution
                   Services, Inc. relating to Advisor Shares (incorporated by reference to PEA No. 10 filed on March 2, 1999).

(m)      (1)       Service Plan dated April __, 2000 relating to N Shares (filed herewith).

         (2)       Service Plan dated April __, 2000 relating to A Shares (filed herewith).

         (3)       Form of Selling Agreement (filed herewith).

(n)                Not applicable.

(o)      (1)       Multi-Class Plan (incorporated by reference to PEA No. 3 filed on February 28, 1997).

         (2)       Multi-Class Plan dated November 2, 1998 (incorporated by reference to PEA No. 9 filed on
                   November 9, 1998).

         (3)       Multi-Class Plan dated February 18, 1999 (incorporated by reference to PEA No. 10 filed on March 2, 1999).

(p)      (1)       Code of Ethics of Harris Insight Funds Trust (filed herewith)

         (2)       Statement of Principles and Code of Ethics of Harris Trust and Savings Bank and Harris
                   Investment Management, Inc. (filed herewith)

         (3)       Code of Ethics of Provident Distributors, Inc. (filed herewith)


Other              Powers of Attorney for C. Gary Gerst, Edgar R. Fielder, John W. McCarter, Jr. and Paula
Exhibits:          Wolff dated April 30, 1999 (incorporated by reference to PEA No. 11 filed on May 3,
                   1999).

                   Power of Attorney for Valerie B. Jarrett dated February 1, 2000 (filed herewith).

                   Power of Attorney for Philip H. Rinnander dated February 1, 2000 (filed herewith).

                   Power of Attorney for Thomas J. Ryan dated February 7, 2000 (filed herewith).

Item 24.  Persons Controlled by or under Common Control with Registrant.


Not applicable.

Item 25.   Indemnification.


         Under Section 4.3 of the Registrant's Declaration of Trust, any past or present Trustee or officer of the Registrant (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the Registrant. Moreover, that provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by the Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification. This description is modified in its entirety by the provision of Section 4.3 of the Registrant's Declaration of Trust contained in the Registration Statement filed on December 12, 1995 as Exhibit No. 1 and incorporated herein by reference.

         The Distribution Agreement, the Custodian Agreement, the Transfer Agency Services Agreement and the Administration Agreement (the "Agreements") contained in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26.  Business and Other Connections of Investment Adviser.


         (a) Harris Trust and Savings Bank ("Harris Bank"), an indirect, wholly-owned subsidiary of the Bank of Montreal, serves as investment adviser to the Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, Harris Insight Government Money Market Fund, Harris Insight Equity Income Fund, Growth Fund, Small-Cap Opportunity Fund, Index Fund, International Fund, Balanced Fund, Convertible Securities Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Tax-Exempt Bond Fund, Small-Cap Value Fund and Emerging Markets Fund. Harris Bank's business is that of an Illinois state-chartered bank with respect to which it conducts a variety of commercial banking and trust activities.

         To the knowledge of the Registrant, none of the directors or executive officers of Harris Bank except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and executive officers of Harris Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All directors of Harris Bank also serve as directors of Bankmont Financial Corp., Harris Bankmont, Inc. and Harris Bankcorp, Inc., the immediate parent of Harris Bank.

                                      Position(s) with Harris Trust and   Principal Business(es) During the
Name                                  Savings Bank                        Last Two Fiscal Years
------------------------------------- ----------------------------------- -------------------------------------
Alan G. McNally                       Chairman of the Board, President,   Chairman of the Board, President,
                                      and Chief Executive Officer         and Chief Executive Officer, Harris
                                                                          Trust and Savings Bank.  Chairman
                                                                          of the Board and Chief Executive
                                                                          Officer, Harris Bankcorp, Inc.

Pastora San Juan Cafferty             Director                            Professor, University of Chicago
                                                                          School of Social Service
                                                                          Administration

Martin R. Castro                      Director                            Partner, Baker & McKenzie

Haven E. Cockerham                    Director                            Senior Vice President, Human
                                                                          Resources, R. R. Donnelley & Sons
                                                                          Company

F. Anthony Comper                     Director                            Chairman and Chief Executive
                                                                          Officer, Bank of Montreal

Susan T. Congalton                    Director                            Managing Director, Lupine L.L.C.

Wilbur H. Gantz                       Director                            Chairman of the Board and Chief
                                                                          Executive Officer, PathoGenesis
                                                                          Corporation

James J. Glasser                      Director                            Chairman Emeritus, GATX Corporation

Dr. Leo M. Henikoff                   Director                            President and Chief Executive
                                                                          Officer, Rush-Presbyterian - St.
                                                                          Luke's Medical Center

Richard M. Jaffee                     Director                            Chairman, Oil-Dri Corporation of
                                                                          America

Edward W. Lyman, Jr.                  Director                            Vice Chair of the Board, Harris
                                                                          Trust and Savings Bank and Harris
                                                                          Bankcorp, Inc.

Charles H. Shaw                       Director                            Chairman, The Shaw Company

Richard E. Terry                      Director                            Chairman and Chief Executive
                                                                          Officer, Peoples Energy Corporation

James O. Webb                         Director                            President, James O. Webb and
                                                                          Associates, Inc.

         (b) Harris Investment Management, Inc. ("HIM"), an indirect wholly-owned subsidiary of the Bank of Montreal, serves as the Portfolio Management Agent of the Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, Harris Insight Government Money Market Fund, Harris Insight Equity Income Fund, Growth Fund, Small-Cap Opportunity Fund, Index Fund, International Fund, Balanced Fund, Convertible Securities Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Tax-Exempt Bond Fund, Small-Cap Value Fund and Emerging Markets Fund pursuant to a Portfolio Management Agreement with Harris Bank. HIM's business is that of a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940.

         To the knowledge of the Registrant, none of the directors or executive officers of HIM, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.

                                                                  Principal Business(es) During the Last Two
Name                        Position(s) with HIM                  Fiscal Years
--------------------------- ------------------------------------- ---------------------------------------------
Donald G.M. Coxe            Director, Chairman of the Board       Chairman of the Board and Chief Strategist,
                            and Chief Strategist                  Harris Investment Management, Inc.;
                                                                  Chairman of the Board, Jones Heward
                                                                  Investments, Inc.

Peter P. Capaccio           Director                              Senior Vice President/Director, Mutual
                                                                  Funds and the Investment Product Group,
                                                                  Harris Trust and Savings Bank

William O. Leszinske        Director, President, Chief            President and Chief Investment Officer,
                            Investment Officer                    Harris Investment Management, Inc.

Edward W. Lyman, Jr.        Director                              Vice Chair of the Board, Harris Trust and
                                                                  Savings Bank and Harris Bankcorp, Inc.

Brian J. Steck              Director                              Retired; formerly Vice-Chairman of
                                                                  Investment and Corporate Banking, Bank of
                                                                  Montreal; Chairman and Chief Executive
                                                                  Officer, Nesbitt Burns, Inc.

Wayne W. Thomas             Director                              Senior Vice President - Personal Investment
                                                                  Management, Harris Trust and Savings Bank

William E. Thonn            Director                              Executive Vice President - The Private
                                                                  Bank, Harris Trust and Savings Bank

Randall J. Johnson          Chief Financial Officer and           Senior Partner, Harris Investment
                            Treasurer                             Management, Inc.

Blanche O. Hurt             Secretary                             Vice President and Senior Counsel, Harris
                                                                  Trust and Savings Bank

Andrea J. Torok             Assistant Secretary                   Principal, Harris Investment Management,
                                                                  Inc.

         (c) Hansberger Global Investors, Inc. ("Hansberger") serves as the Investment Sub-Adviser of the Harris Insight International Fund and the Harris Insight Emerging Markets Fund. Hansberger is a wholly owned subsidiary of Hansberger Group, Inc. ("Group Inc."). Group Inc. is currently majority controlled by Mr. Thomas L. Hansberger. Hansberger, a Delaware corporation, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. As of December 31, 1999, Hansberger managed assets with a value of approximately $2.9 billion.

                                                                     Principal Business(es) During the Last Two
Name                           Position(s) with Hansberger           Fiscal Years
------------------------------ ------------------------------------- --------------------------------------------
Thomas L. Hansberger           Chairman, President and Chief         Chairman, President and Chief Executive
                               Executive Officer                     Officer of Hansberger

J. Christopher Jackson         Director, Senior Vice President And   Director, Senior Vice President and
                               General Counsel                       General Counsel of Hansberger

Kimberley A. Scott             Director, Senior Vice President,      Director, Senior Vice President,
                               Chief Administrative Officer and      Chief Administrative Officer and Chief
                               Chief Compliance Officer              Compliance Officer of Hansberger

James E. Chaney                Chief Investment Officer              Chief Investment Officer of Hansberger

Lauretta A. Reeves             Director of Research                  Director of Research of Hansberger

Thomas A. Christensen          Chief Financial Officer               Chief Financial Officer of Hansberger

Item 27.  Principal Underwriter
--------  ---------------------

(a) Provident Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of 2/1/2000:

                  International Dollar Reserve Fund I, Ltd.
                  Provident Institutional Funds Trust
                  Pacific Innovations Trust
                  Columbia Common Stock Fund, Inc.
                  Columbia Growth Fund, Inc.
                  Columbia International Stock Fund, Inc.
                  Columbia Special Fund, Inc.
                  Columbia Small Cap Fund, Inc.
                  Columbia Real Estate Equity Fund, Inc.
                  Columbia Balanced Fund, Inc.
                  Columbia Daily Income Company
                  Columbia U.S. Government Securities Fund, Inc. Columbia Fixed Income Securities Fund, Inc. Columbia Municipal Bond Fund, Inc.
                  Columbia High Yield Fund, Inc.
                  Columbia National Municipal Bond Fund, Inc.
                  GAMNA Series Funds, Inc.
                  WT Investment Trust
                  Kalmar Pooled Investment Trust
                  The RBB Fund, Inc.
                  Robertson Stephens Investment Trust
                  HT Insight Funds, Inc.
                  Harris Insight Funds Trust
                  Hilliard-Lyons Government Fund, Inc
                  Hilliard-Lyons Growth Fund, Inc.
                  Hilliard-Lyons Research Trust
                  Senbanc Fund
                  Warburg Pincus Trust
                  ABN AMRO Funds
                  Alleghany Funds
                  BT Insurance Funds Trust
                  First Choice Funds Trust
                  Forward Funds, Inc.
                  IAA Trust Asset Allocation Fund, Inc.
                  IAA Trust Growth Fund, Inc.
                  IAA Trust Tax Exempt Bond Fund, Inc.
                  IAA Trust Taxable Fixed Income Series Fund, Inc.
                  IBJ Funds Trust
                  Light Index Funds, Inc.
                  LKCM Funds
                  Matthews International Funds
                  McM Funds
                  Metropolitan West Funds
                  New Covenant Funds, Inc.
                  Panorama Trust
                  Smith Breeden Series Funds
                  Smith Breeden Trust
                  Stratton Growth Fund, Inc.
                  Stratton Monthly Dividend REIT Shares, Inc.
                  The Stratton Funds, Inc.
                  The Galaxy Fund

                  The Galaxy VIP Fund
                  Galaxy Fund II
                  The Govett Funds, Inc.
                  Trainer, Wortham First Mutual Funds
                  Undiscovered Managers Funds
                  Wilshire Target Funds, Inc.
                  Weiss, Peck & Greer Funds Trust
                  Weiss, Peck & Greer International Fund
                  WPG Growth and Income Fund
                  WPG Growth Fund
                  WPG Tudor Fund
                  RWB/WPG U.S. Large Stock Fund
                  Tomorrow Funds Retirement Trust


                  The BlackRock Funds, Inc. (Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of Provident Distributors, Inc.)

                  Northern Funds Trust and Northern Institutional Funds Trust (Distributed by Northern Funds Distributors, LLC, a wholly owned subsidiary of Provident Distributors, Inc.)

                  The Offit Investment Fund, Inc. (Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of Provident Distributors, Inc.)

                  The Offit Variable Insurance Fund, Inc. (Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of Provident Distributors, Inc.)

         Provident Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Provident Distributors, Inc. is located at Four Falls Corporate Center, Suite 600, West Conshohocken, Pennsylvania 19428-2961.

(b) The following is a list of the executive officers, directors and partners of Provident Distributors, Inc.:

                  President and Treasurer                  Philip H. Rinnander
                  Secretary and Sole Director              Jane Haegele
                  Vice President                           Jason A. Greim
                  Vice President                           Barbara A. Rice
                  Vice President                           Jennifer K. Rinnander
                  Vice President and Compliance Officer    Lisa M. Buono

(c)               Not applicable.

Item 28.  Location of Accounts and Records.


All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at one or more of the following offices: Harris Insight Funds Trust, Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428-2961; PNC Bank, N.A., Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107; PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809; or Harris Trust and Savings Bank, 111 West Monroe Street, Chicago, Illinois 60603.

Item 29.  Management Services.


         Other than as set forth under the captions "Management" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contracts.

Item 30.  Undertakings.


         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago and State of Illinois on the 16th day of February, 2000.

                                             Harris Insight Funds Trust


                                             By: Philip H. Rinnander, President*

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                                            Title                              Date
--------------------------------                     -------------------------          ----
Philip H. Rinnander*                                 President                      16th February 2000

Thomas J. Ryan*                                      Treasurer and Chief            16th February 2000
                                                     Financial Officer

C. Gary Gerst*                                       Chairman of the                16th February 2000
                                                     Board of Trustees;
                                                     Trustee

Edgar R. Fiedler*                                    Trustee                        16th February 2000

John W. McCarter, Jr.*                               Trustee                        16th February 2000

Paula Wolff*                                         Trustee                        16th February 2000

Valerie B. Jarrett*                                  Trustee                        16th February 2000


* By:  /s/ G. Nicholas Bullat
       ----------------------
        G. Nicholas Bullat

         Attorney-in-Fact pursuant to powers of attorney dated 30 April 1999, 1 February 2000, and 7 February 2000.

                   Index of Exhibits Filed with this Amendment

Exhibit                              Exhibit
Number                               -------


(d)(1) Advisory Contract dated April __, 2000 between Registrant and Harris Trust and Savings Bank

(d)(2) Portfolio Management Contract dated April __, 2000 between Harris Trust and Harris Investment Management, Inc.

(e)(1) Distribution Agreement dated July 29, 1999 between the Registrant and Provident Distributors, Inc.

(m)(1)       Service Plan dated April __, 2000 relating to N Shares

(m)(2)       Service Plan dated April __, 2000 relating to A Shares

(m)(3)       Form of Selling Agreement

(p)(1)       Code of Ethics of Harris Insight Funds Trust

(p)(2) Statement of Principles and Code of Ethics of Harris Trust and Savings Bank and Harris Investment Management, Inc.

(p)(3)       Code of Ethics of Provident Distributors, Inc.

Other: Power of Attorney for Valerie B. Jarrett dated February 1, 2000 Power of Attorney for Philip H. Rinnander dated February 1, 2000 Power of Attorney for Thomas J. Ryan dated February 7, 2000